Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002 - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	13-4922250
Plan number	002
TOTAL INVESTMENTS	$ 10,283,442
Fully benefit responsive investment contracts, at contract value	790,237	$ 762,784
Participant loan, current value	$ 80,431
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Total Investments, at Fair Value
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	$ 9,493,205
Money market funds
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	77,166
Corporate debt instruments
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	145,940
Common stocks
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,427,888
Total U.S. Government and Agency Obligations
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	423,470
Total Common/Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	4,793,618
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	212,084
Self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	265,767
Other investments
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	147,272
Asset-Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	131,255
Foreign Sovereign Debt
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	2,722
Municipal Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	1,747
Private Placement Securities
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	11,548
Total Fully Benefit Responsive Investment Contracts, at Contract Value
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	$ 790,237
Investment, Identifier [Axis]: Asset-Backed Securities | 20 TSQ GROUNDCO LLC | 0.031 | 05/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.10%
Face Amount	$ 1,400
TOTAL INVESTMENTS	$ 1,271
Investment, Identifier [Axis]: Asset-Backed Securities | AMERICAN CREDIT ACCEPTANCE REC | 0.0699 | 09/12/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.99%
Face Amount	$ 586
TOTAL INVESTMENTS	$ 590
Investment, Identifier [Axis]: Asset-Backed Securities | AMERICAN TOWER TRUST | 0.0549 | 03/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.49%
Face Amount	$ 218
TOTAL INVESTMENTS	$ 222
Investment, Identifier [Axis]: Asset-Backed Securities | AMERICREDIT AUTOMOBILE RECEIVA | 0.0532 | 04/18/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.32%
Face Amount	$ 285
TOTAL INVESTMENTS	$ 287
Investment, Identifier [Axis]: Asset-Backed Securities | AMERICREDIT AUTOMOBILE RECEIVA | 0.0538 | 06/18/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.38%
Face Amount	$ 1,170
TOTAL INVESTMENTS	$ 1,190
Investment, Identifier [Axis]: Asset-Backed Securities | AMERICREDIT AUTOMOBILE RECEIVA | 0.06 | 07/18/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Face Amount	$ 660
TOTAL INVESTMENTS	$ 677
Investment, Identifier [Axis]: Asset-Backed Securities | AMSR TRUST | 0.01527 | 08/17/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.527%
Face Amount	$ 1,385
TOTAL INVESTMENTS	$ 1,361
Investment, Identifier [Axis]: Asset-Backed Securities | AMSR TRUST | 0.01953 | 06/17/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.953%
Face Amount	$ 395
TOTAL INVESTMENTS	$ 375
Investment, Identifier [Axis]: Asset-Backed Securities | AMSR TRUST | 0.02153 | 06/17/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.153%
Face Amount	$ 545
TOTAL INVESTMENTS	$ 516
Investment, Identifier [Axis]: Asset-Backed Securities | AMSR TRUST | 0.0395 | 06/17/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.95%
Face Amount	$ 1,000
TOTAL INVESTMENTS	$ 991
Investment, Identifier [Axis]: Asset-Backed Securities | AMSR TRUST | 0.0415 | 11/17/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.15%
Face Amount	$ 1,360
TOTAL INVESTMENTS	$ 1,342
Investment, Identifier [Axis]: Asset-Backed Securities | AMSR TRUST | 0.0429 | 07/17/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.29%
Face Amount	$ 376
TOTAL INVESTMENTS	$ 374
Investment, Identifier [Axis]: Asset-Backed Securities | AMUR EQUIP FIN RECEIVABLES | 0.0609 | 12/20/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.09%
Face Amount	$ 336
TOTAL INVESTMENTS	$ 339
Investment, Identifier [Axis]: Asset-Backed Securities | ANCHOR MORTGAGE TRUST | 0.05718 | 05/25/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.718%
Face Amount	$ 280
TOTAL INVESTMENTS	$ 281
Investment, Identifier [Axis]: Asset-Backed Securities | APIDOS CLO LTD | 0.05298 | 07/25/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.298%
Face Amount	$ 259
TOTAL INVESTMENTS	$ 260
Investment, Identifier [Axis]: Asset-Backed Securities | AQUA FINANCE TRUST | 0.0154 | 07/17/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.54%
Face Amount	$ 351
TOTAL INVESTMENTS	$ 323
Investment, Identifier [Axis]: Asset-Backed Securities | AQUA FINANCE TRUST | 0.024 | 07/17/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.40%
Face Amount	$ 1,695
TOTAL INVESTMENTS	$ 1,582
Investment, Identifier [Axis]: Asset-Backed Securities | AQUA FINANCE TRUST | 0.0556 | 12/19/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.56%
Face Amount	$ 407
TOTAL INVESTMENTS	$ 414
Investment, Identifier [Axis]: Asset-Backed Securities | BANK | 0.0247 | 09/15/2064
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.47%
Face Amount	$ 570
TOTAL INVESTMENTS	$ 510
Investment, Identifier [Axis]: Asset-Backed Securities | BANK | 0.03254 | 07/15/2060
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.254%
Face Amount	$ 236
TOTAL INVESTMENTS	$ 234
Investment, Identifier [Axis]: Asset-Backed Securities | BANK | 0.05623 | 03/15/2058
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.623%
Face Amount	$ 283
TOTAL INVESTMENTS	$ 299
Investment, Identifier [Axis]: Asset-Backed Securities | BANK5 | 0.06656 | 06/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.656%
Face Amount	$ 365
TOTAL INVESTMENTS	$ 384
Investment, Identifier [Axis]: Asset-Backed Securities | BARCLAYS COMMERCIAL MORTGAGE SECURIT | 0.03319 | 05/15/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.319%
Face Amount	$ 448
TOTAL INVESTMENTS	$ 437
Investment, Identifier [Axis]: Asset-Backed Securities | BARCLAYS COMMERCIAL MORTGAGE SECURIT | 0.05146 | 11/15/2058
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.146%
Face Amount	$ 500
TOTAL INVESTMENTS	$ 514
Investment, Identifier [Axis]: Asset-Backed Securities | BENCHMARK MORTGAGE TRUST | 0.05805 | 05/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.805%
Face Amount	$ 411
TOTAL INVESTMENTS	$ 433
Investment, Identifier [Axis]: Asset-Backed Securities | BENCHMARK MORTGAGE TRUST | 0.05812 | 05/17/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.812%
Face Amount	$ 360
TOTAL INVESTMENTS	$ 372
Investment, Identifier [Axis]: Asset-Backed Securities | BLP COMMERCIAL MORTGAGE TRUST | 0.0495 | 03/15/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.95%
Face Amount	$ 459
TOTAL INVESTMENTS	$ 457
Investment, Identifier [Axis]: Asset-Backed Securities | BRIDGECREST LENDING AUTO SEC | 0.0562 | 03/17/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.62%
Face Amount	$ 525
TOTAL INVESTMENTS	$ 533
Investment, Identifier [Axis]: Asset-Backed Securities | BRIDGECREST LENDING AUTO SEC | 0.0564 | 11/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.64%
Face Amount	$ 985
TOTAL INVESTMENTS	$ 1,002
Investment, Identifier [Axis]: Asset-Backed Securities | BRIDGECREST LENDING AUTO SECUR | 0.057 | 07/16/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.70%
Face Amount	$ 1,251
TOTAL INVESTMENTS	$ 1,268
Investment, Identifier [Axis]: Asset-Backed Securities | BRIDGECREST LENDING AUTO SECUR | 0.0607 | 02/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.07%
Face Amount	$ 1,490
TOTAL INVESTMENTS	$ 1,517
Investment, Identifier [Axis]: Asset-Backed Securities | BX TRUST | 0.05192 | 02/15/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.192%
Face Amount	$ 437
TOTAL INVESTMENTS	$ 437
Investment, Identifier [Axis]: Asset-Backed Securities | BX TRUST | 0.05193 | 03/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.193%
Face Amount	$ 320
TOTAL INVESTMENTS	$ 320
Investment, Identifier [Axis]: Asset-Backed Securities | BX TRUST | 0.05242 | 07/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.242%
Face Amount	$ 342
TOTAL INVESTMENTS	$ 342
Investment, Identifier [Axis]: Asset-Backed Securities | BX TRUST | 0.05512 | 12/09/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.512%
Face Amount	$ 275
TOTAL INVESTMENTS	$ 275
Investment, Identifier [Axis]: Asset-Backed Securities | BXP TRUST | 0.03379 | 06/13/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.379%
Face Amount	$ 1,000
TOTAL INVESTMENTS	$ 982
Investment, Identifier [Axis]: Asset-Backed Securities | CARVANA AUTO RECEIVABLES TRUST | 0.0582 | 09/10/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.82%
Face Amount	$ 1,210
TOTAL INVESTMENTS	$ 1,235
Investment, Identifier [Axis]: Asset-Backed Securities | CASCADE MH ASSET TRUST | 0.01753 | 02/25/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.753%
Face Amount	$ 611
TOTAL INVESTMENTS	$ 557
Investment, Identifier [Axis]: Asset-Backed Securities | CF HIPPOLYTA ISSUER LLC | 0.0153 | 03/15/2061
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.53%
Face Amount	$ 990
TOTAL INVESTMENTS	$ 799
Investment, Identifier [Axis]: Asset-Backed Securities | CHASE MORTGAGE FINANCE CORPORA | 0.055 | 09/25/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 314
TOTAL INVESTMENTS	$ 315
Investment, Identifier [Axis]: Asset-Backed Securities | CHASE MORTGAGE FINANCE | 0.055 | 09/25/2056
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 487
TOTAL INVESTMENTS	$ 489
Investment, Identifier [Axis]: Asset-Backed Securities | CIFC FUNDING LTD | 0.05484 | 01/20/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.484%
Face Amount	$ 468
TOTAL INVESTMENTS	$ 469
Investment, Identifier [Axis]: Asset-Backed Securities | CITIGROUP MORTGAGE LOAN TRUST | 0.055 | 06/25/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 240
TOTAL INVESTMENTS	$ 242
Investment, Identifier [Axis]: Asset-Backed Securities | COLONY AMERICAN FINANCE LTD | 0.01358 | 08/15/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.358%
Face Amount	$ 11
TOTAL INVESTMENTS	$ 11
Investment, Identifier [Axis]: Asset-Backed Securities | COMPASS DATACENTERS ISSUER III | 0.05286 | 07/25/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.286%
Face Amount	$ 290
TOTAL INVESTMENTS	$ 292
Investment, Identifier [Axis]: Asset-Backed Securities | COREVEST AMERICAN FINANCE LTD | 0.04744 | 06/15/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.744%
Face Amount	$ 607
TOTAL INVESTMENTS	$ 609
Investment, Identifier [Axis]: Asset-Backed Securities | COREVEST AMERICAN FINANCE LTD | 0.05684 | 05/28/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.684%
Face Amount	$ 180
TOTAL INVESTMENTS	$ 181
Investment, Identifier [Axis]: Asset-Backed Securities | CREDIT ACCEPT AUTO LOAN TRUST | 0.0568 | 03/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.68%
Face Amount	$ 910
TOTAL INVESTMENTS	$ 918
Investment, Identifier [Axis]: Asset-Backed Securities | CREDIT ACCEPTANCE AUTO LOAN TR | 0.0538 | 03/17/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.38%
Face Amount	$ 1,000
TOTAL INVESTMENTS	$ 1,016
Investment, Identifier [Axis]: Asset-Backed Securities | CREDIT ACCEPTANCE AUTO LOAN TR | 0.0571 | 07/16/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.71%
Face Amount	$ 875
TOTAL INVESTMENTS	$ 888
Investment, Identifier [Axis]: Asset-Backed Securities | CREDIT ACCEPTANCE AUTO LOAN TR | 0.067 | 10/16/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.70%
Face Amount	$ 1,200
TOTAL INVESTMENTS	$ 1,242
Investment, Identifier [Axis]: Asset-Backed Securities | CREDIT ACCEPTANCE AUTO LOAN TR | 0.0702 | 05/16/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.02%
Face Amount	$ 1,000
TOTAL INVESTMENTS	$ 1,008
Investment, Identifier [Axis]: Asset-Backed Securities | CREDIT ACCEPTANCE AUTO LOAN TRUST | 0.057 | 10/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.70%
Face Amount	$ 300
TOTAL INVESTMENTS	$ 300
Investment, Identifier [Axis]: Asset-Backed Securities | CREDIT ACCEPTANCE AUTO LOAN TRUST | 0.0639 | 08/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.39%
Face Amount	$ 479
TOTAL INVESTMENTS	$ 481
Investment, Identifier [Axis]: Asset-Backed Securities | DB MASTER FINANCE LLC | 0.02045 | 11/20/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.045%
Face Amount	$ 217
TOTAL INVESTMENTS	$ 213
Investment, Identifier [Axis]: Asset-Backed Securities | DB MASTER FINANCE LLC | 0.02493 | 11/20/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.493%
Face Amount	$ 502
TOTAL INVESTMENTS	$ 475
Investment, Identifier [Axis]: Asset-Backed Securities | DBWF 2015-LCM MTG TR | 0.01 | 06/10/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.00%
Face Amount	$ 22
TOTAL INVESTMENTS	$ 21
Investment, Identifier [Axis]: Asset-Backed Securities | DOMINOS PIZZA MASTER ISSUER LL | 0.02662 | 04/25/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.662%
Face Amount	$ 204
TOTAL INVESTMENTS	$ 194
Investment, Identifier [Axis]: Asset-Backed Securities | DRIVE AUTO RECEIVABLES TRUST | 0.0467 | 05/17/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.67%
Face Amount	$ 235
TOTAL INVESTMENTS	$ 236
Investment, Identifier [Axis]: Asset-Backed Securities | DT AUTO OWNER TRUST | 0.0607 | 03/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.07%
Face Amount	$ 196
TOTAL INVESTMENTS	$ 196
Investment, Identifier [Axis]: Asset-Backed Securities | ELMWOOD CLO 23 LTD | 0.05244 | 04/16/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.244%
Face Amount	$ 447
TOTAL INVESTMENTS	$ 448
Investment, Identifier [Axis]: Asset-Backed Securities | EXETER AUTOMOBILE RECEIVABLES | 0.0541 | 05/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.41%
Face Amount	$ 480
TOTAL INVESTMENTS	$ 485
Investment, Identifier [Axis]: Asset-Backed Securities | EXETER AUTOMOBILE RECEIVABLES | 0.0575 | 07/17/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.75%
Face Amount	$ 185
TOTAL INVESTMENTS	$ 186
Investment, Identifier [Axis]: Asset-Backed Securities | EXETER AUTOMOBILE RECEIVABLES | 0.0658 | 04/17/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.58%
Face Amount	$ 177
TOTAL INVESTMENTS	$ 177
Investment, Identifier [Axis]: Asset-Backed Securities | FANNIEMAE-ACES | 0.012 | 10/25/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.20%
Face Amount	$ 197
TOTAL INVESTMENTS	$ 190
Investment, Identifier [Axis]: Asset-Backed Securities | FANNIEMAE-ACES | 0.0298 | 08/25/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.98%
Face Amount	$ 605
TOTAL INVESTMENTS	585
Investment, Identifier [Axis]: Asset-Backed Securities | FANNIEMAE-ACES | VR | 06/25/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	412
TOTAL INVESTMENTS	407
Investment, Identifier [Axis]: Asset-Backed Securities | FANNIEMAE-ACES | VR | 12/25/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	102
TOTAL INVESTMENTS	$ 101
Investment, Identifier [Axis]: Asset-Backed Securities | FED HOME LN MTG CORP | 0.0335 | 09/25/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.35%
Face Amount	$ 125
TOTAL INVESTMENTS	$ 124
Investment, Identifier [Axis]: Asset-Backed Securities | FED HOME LN MTG CORP | 0.035 | 03/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 1,517
TOTAL INVESTMENTS	$ 1,489
Investment, Identifier [Axis]: Asset-Backed Securities | FED HOME LN MTG CORP | 0.035 | 06/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 1
TOTAL INVESTMENTS	$ 1
Investment, Identifier [Axis]: Asset-Backed Securities | FED HOME LN MTG CORP | 0.07 | 05/15/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.00%
Face Amount	$ 456
TOTAL INVESTMENTS	$ 493
Investment, Identifier [Axis]: Asset-Backed Securities | FED HOME LN MTG CORP | 0.07 | 12/15/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.00%
Face Amount	$ 35
TOTAL INVESTMENTS	37
Investment, Identifier [Axis]: Asset-Backed Securities | FED HOME LN MTG CORP | VR | 02/15/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	98
TOTAL INVESTMENTS	96
Investment, Identifier [Axis]: Asset-Backed Securities | FED HOME LN MTG CORP | VR | 09/15/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	15
TOTAL INVESTMENTS	$ 15
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | 0.025 | 08/25/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 137
TOTAL INVESTMENTS	$ 124
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | 0.03 | 01/25/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 163
TOTAL INVESTMENTS	$ 154
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | 0.035 | 05/25/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 795
TOTAL INVESTMENTS	$ 732
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | 0.035 | 11/25/2057
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 606
TOTAL INVESTMENTS	$ 591
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | 0.045 | 12/25/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 544
TOTAL INVESTMENTS	$ 550
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | 0.055 | 06/25/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 84
TOTAL INVESTMENTS	$ 87
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | 0.06 | 03/25/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Face Amount	$ 29
TOTAL INVESTMENTS	30
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | VR | 04/25/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	27
TOTAL INVESTMENTS	28
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | VR | 09/25/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	21
TOTAL INVESTMENTS	$ 21
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.025 | 01/25/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,315
TOTAL INVESTMENTS	$ 1,210
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.025 | 02/25/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 920
TOTAL INVESTMENTS	$ 854
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.025 | 11/25/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 566
TOTAL INVESTMENTS	$ 493
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.03 | 08/25/2056
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 247
TOTAL INVESTMENTS	$ 236
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.0325 | 11/25/2064
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.25%
Face Amount	$ 882
TOTAL INVESTMENTS	$ 767
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.03364 | 12/25/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.364%
Face Amount	$ 680
TOTAL INVESTMENTS	$ 673
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.035 | 11/25/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 790
TOTAL INVESTMENTS	$ 651
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.0371 | 09/25/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.71%
Face Amount	$ 1,000
TOTAL INVESTMENTS	$ 967
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.04614 | 02/25/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.614%
Face Amount	$ 2,000
TOTAL INVESTMENTS	$ 2,026
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.0494 | 11/25/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.94%
Face Amount	$ 730
TOTAL INVESTMENTS	$ 754
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL NATIONAL MORTGAGE ASSN | 0.01707 | 11/25/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.707%
Face Amount	$ 1,051
TOTAL INVESTMENTS	$ 911
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL NATIONAL MORTGAGE ASSN | 0.02084 | 04/25/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.084%
Face Amount	$ 1,018
TOTAL INVESTMENTS	$ 898
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL NATIONAL MORTGAGE ASSN | 0.0225 | 06/25/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.25%
Face Amount	$ 634
TOTAL INVESTMENTS	$ 551
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL NATIONAL MORTGAGE ASSN | 0.03759 | 05/25/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.759%
Face Amount	$ 2
TOTAL INVESTMENTS	$ 2
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL NATIONAL MORTGAGE ASSN | 0.045 | 07/25/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 796
TOTAL INVESTMENTS	$ 729
Investment, Identifier [Axis]: Asset-Backed Securities | FIRSTKEY HOMES 2020-SFR1 TRUST | 0.01607 | 09/17/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.607%
Face Amount	$ 1,370
TOTAL INVESTMENTS	$ 1,341
Investment, Identifier [Axis]: Asset-Backed Securities | FLATIRON CLO LTD | 0.05235 | 01/15/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.235%
Face Amount	$ 268
TOTAL INVESTMENTS	$ 269
Investment, Identifier [Axis]: Asset-Backed Securities | FORD CREDIT AUTO OWNER TRUST | 0.0507 | 01/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.07%
Face Amount	$ 1,110
TOTAL INVESTMENTS	$ 1,121
Investment, Identifier [Axis]: Asset-Backed Securities | FOUNDATION FINANCE TRUST | 0.0653 | 06/15/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.53%
Face Amount	$ 459
TOTAL INVESTMENTS	$ 479
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.025 | 08/25/2059
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,234
TOTAL INVESTMENTS	$ 1,146
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.03 | 03/25/2058
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 392
TOTAL INVESTMENTS	$ 339
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.03 | 05/25/2060
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 860
TOTAL INVESTMENTS	$ 777
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.035 | 03/25/2058
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 536
TOTAL INVESTMENTS	$ 525
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.035 | 05/25/2057
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 835
TOTAL INVESTMENTS	$ 781
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.035 | 07/25/2058 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 756
TOTAL INVESTMENTS	$ 678
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.035 | 07/25/2058 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 202
TOTAL INVESTMENTS	$ 198
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.035 | 11/25/2057
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 149
TOTAL INVESTMENTS	$ 146
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.04 | 03/25/2059
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 778
TOTAL INVESTMENTS	$ 732
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.04 | 11/25/2057
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 1,167
TOTAL INVESTMENTS	$ 1,110
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.045 | 06/25/2057
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 812
TOTAL INVESTMENTS	$ 802
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC SCRT | 0.03 | 10/25/2062
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,097
TOTAL INVESTMENTS	$ 926
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC SCRT | 0.035 | 05/25/2064
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 1,334
TOTAL INVESTMENTS	1,171
Investment, Identifier [Axis]: Asset-Backed Securities | FREMF MORTGAGE TRUST | VR | 04/25/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	1,600
TOTAL INVESTMENTS	1,573
Investment, Identifier [Axis]: Asset-Backed Securities | FREMF MORTGAGE TRUST | VR | 11/25/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	180
TOTAL INVESTMENTS	179
Investment, Identifier [Axis]: Asset-Backed Securities | FREMF MORTGAGE TRUST | VR | 12/25/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	1,000
TOTAL INVESTMENTS	$ 989
Investment, Identifier [Axis]: Asset-Backed Securities | FRTKL | 0.02172 | 09/17/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.172%
Face Amount	$ 1,005
TOTAL INVESTMENTS	$ 984
Investment, Identifier [Axis]: Asset-Backed Securities | GLS AUTO RECEIVABLES TRUST | 0.0474 | 08/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.74%
Face Amount	$ 605
TOTAL INVESTMENTS	$ 607
Investment, Identifier [Axis]: Asset-Backed Securities | GOLUB CAPITAL PARTNERS CLO LTD | 0.04864 | 07/20/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.864%
Face Amount	$ 340
TOTAL INVESTMENTS	$ 340
Investment, Identifier [Axis]: Asset-Backed Securities | GOLUB CAPITAL PARTNERS CLO, LT | 0.05214 | 07/20/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.214%
Face Amount	$ 285
TOTAL INVESTMENTS	$ 286
Investment, Identifier [Axis]: Asset-Backed Securities | GOODGREEN TRUST | 0.0326 | 10/15/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.26%
Face Amount	$ 204
TOTAL INVESTMENTS	$ 186
Investment, Identifier [Axis]: Asset-Backed Securities | GOODGREEN TRUST | 0.0374 | 10/15/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.74%
Face Amount	$ 500
TOTAL INVESTMENTS	463
Investment, Identifier [Axis]: Asset-Backed Securities | GOODGREEN TRUST | VR | 10/15/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	204
TOTAL INVESTMENTS	$ 189
Investment, Identifier [Axis]: Asset-Backed Securities | GOVERNMENT NATIONAL MORTGAGE ASSN | 0.01 | 08/20/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.00%
Face Amount	$ 488
TOTAL INVESTMENTS	$ 379
Investment, Identifier [Axis]: Asset-Backed Securities | GOVERNMENT NATIONAL MORTGAGE ASSN | 0.02 | 06/20/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Face Amount	$ 709
TOTAL INVESTMENTS	$ 623
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | 0.035 | 03/20/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 184
TOTAL INVESTMENTS	$ 147
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | 0.035 | 08/20/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 549
TOTAL INVESTMENTS	$ 512
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | 0.045 | 10/16/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 364
TOTAL INVESTMENTS	$ 366
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | 0.04694 | 05/20/2066
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.694%
Face Amount	$ 2
TOTAL INVESTMENTS	$ 2
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | 0.04714 | 11/20/2065
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.714%
Face Amount	$ 265
TOTAL INVESTMENTS	$ 265
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | 0.05 | 08/20/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 98
TOTAL INVESTMENTS	$ 101
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | 0.05 | 10/20/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 279
TOTAL INVESTMENTS	288
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 01/20/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	206
TOTAL INVESTMENTS	214
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 02/20/2061
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	109
TOTAL INVESTMENTS	109
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 03/20/2067
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	135
TOTAL INVESTMENTS	135
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 05/20/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	322
TOTAL INVESTMENTS	334
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 06/20/2065 1
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	137
TOTAL INVESTMENTS	137
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 06/20/2065 2
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	104
TOTAL INVESTMENTS	104
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 06/20/2067
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	116
TOTAL INVESTMENTS	116
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 07/20/2065
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	107
TOTAL INVESTMENTS	107
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 08/20/2066
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	92
TOTAL INVESTMENTS	93
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 09/20/2065
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	185
TOTAL INVESTMENTS	185
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 10/20/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	221
TOTAL INVESTMENTS	227
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 10/20/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	302
TOTAL INVESTMENTS	308
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 10/20/2065
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	156
TOTAL INVESTMENTS	156
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 12/20/2065
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	72
TOTAL INVESTMENTS	73
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 12/20/2066
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	42
TOTAL INVESTMENTS	$ 43
Investment, Identifier [Axis]: Asset-Backed Securities | GS MORTGAGE-BACKED SECURITIES | 0.05847 | 11/25/2067
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.847%
Face Amount	$ 1,061
TOTAL INVESTMENTS	$ 1,070
Investment, Identifier [Axis]: Asset-Backed Securities | HERO FUNDING TRUST | 0.0308 | 09/20/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.08%
Face Amount	$ 120
TOTAL INVESTMENTS	$ 113
Investment, Identifier [Axis]: Asset-Backed Securities | HERO FUNDING TRUST | 0.0395 | 09/20/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.95%
Face Amount	$ 171
TOTAL INVESTMENTS	$ 161
Investment, Identifier [Axis]: Asset-Backed Securities | HERO FUNDING TRUST | 0.0407 | 09/20/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.07%
Face Amount	$ 31
TOTAL INVESTMENTS	$ 29
Investment, Identifier [Axis]: Asset-Backed Securities | HERO FUNDING TRUST | 0.0446 | 09/20/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.46%
Face Amount	$ 161
TOTAL INVESTMENTS	$ 154
Investment, Identifier [Axis]: Asset-Backed Securities | HERO FUNDING TRUST | 0.0467 | 09/20/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.67%
Face Amount	$ 288
TOTAL INVESTMENTS	$ 280
Investment, Identifier [Axis]: Asset-Backed Securities | HILTON GRAND VACATIONS TRUST | 0.0456 | 10/25/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.56%
Face Amount	$ 760
TOTAL INVESTMENTS	$ 762
Investment, Identifier [Axis]: Asset-Backed Securities | HILTON GRAND VACATIONS TRUST | 0.0565 | 03/25/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.65%
Face Amount	$ 552
TOTAL INVESTMENTS	$ 562
Investment, Identifier [Axis]: Asset-Backed Securities | HILTON GRAND VACATIONS TRUST | 0.0662 | 09/15/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.62%
Face Amount	$ 146
TOTAL INVESTMENTS	$ 150
Investment, Identifier [Axis]: Asset-Backed Securities | HOME PARTNERS OF AMERICA TRUST | 0.02082 | 01/17/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.082%
Face Amount	$ 1,599
TOTAL INVESTMENTS	$ 1,477
Investment, Identifier [Axis]: Asset-Backed Securities | INNOVATION HOMES TRUST | 0.04 | 09/17/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 320
TOTAL INVESTMENTS	$ 312
Investment, Identifier [Axis]: Asset-Backed Securities | JP MORGAN MORTGAGE TRUST | 0.055 | 07/25/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 175
TOTAL INVESTMENTS	176
Investment, Identifier [Axis]: Asset-Backed Securities | JP MORGAN MORTGAGE TRUST | VR | 10/25/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	361
TOTAL INVESTMENTS	$ 302
Investment, Identifier [Axis]: Asset-Backed Securities | LENDMARK FUNDING TRUST | 0.0494 | 09/20/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.94%
Face Amount	$ 460
TOTAL INVESTMENTS	$ 465
Investment, Identifier [Axis]: Asset-Backed Securities | MARINER FINANCE ISSUANCE TRUST | 0.0186 | 03/20/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.86%
Face Amount	$ 1,655
TOTAL INVESTMENTS	$ 1,629
Investment, Identifier [Axis]: Asset-Backed Securities | MARINER FINANCE ISSUANCE TRUST | 0.0513 | 09/22/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.13%
Face Amount	$ 1,164
TOTAL INVESTMENTS	$ 1,180
Investment, Identifier [Axis]: Asset-Backed Securities | MORGAN STANLEY CAPITAL I TRUST | 0.02782 | 08/15/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.782%
Face Amount	$ 373
TOTAL INVESTMENTS	$ 369
Investment, Identifier [Axis]: Asset-Backed Securities | MRCD MORTGAGE TRUST | 0.02718 | 12/15/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.718%
Face Amount	$ 1,846
TOTAL INVESTMENTS	$ 1,366
Investment, Identifier [Axis]: Asset-Backed Securities | MVW OWNER TRUST | 0.0472 | 10/20/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.72%
Face Amount	$ 741
TOTAL INVESTMENTS	$ 741
Investment, Identifier [Axis]: Asset-Backed Securities | NEXTGEAR FLOORPLAN MASTER OWNE | 0.0423 | 10/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.23%
Face Amount	$ 510
TOTAL INVESTMENTS	$ 511
Investment, Identifier [Axis]: Asset-Backed Securities | NMABS ISSUER | 0.0514 | 11/20/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.14%
Face Amount	$ 1,150
TOTAL INVESTMENTS	$ 1,148
Investment, Identifier [Axis]: Asset-Backed Securities | OCP CLO LTD | 0.05168 | 01/26/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.168%
Face Amount	$ 460
TOTAL INVESTMENTS	$ 462
Investment, Identifier [Axis]: Asset-Backed Securities | ONEMAIN DIRECT AUTO RECEIVABLES | 0.0395 | 11/14/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.95%
Face Amount	$ 1,423
TOTAL INVESTMENTS	$ 1,421
Investment, Identifier [Axis]: Asset-Backed Securities | OPORTUN FUNDING LLC | 0.053 | 02/08/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.30%
Face Amount	$ 600
TOTAL INVESTMENTS	$ 600
Investment, Identifier [Axis]: Asset-Backed Securities | PAGAYA AI TECHNOLOGY IN HOUSIN | 0.036 | 09/25/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.60%
Face Amount	$ 1,000
TOTAL INVESTMENTS	$ 974
Investment, Identifier [Axis]: Asset-Backed Securities | PALMER SQUARE CLO LTD | 0.05227 | 10/20/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.227%
Face Amount	$ 250
TOTAL INVESTMENTS	$ 251
Investment, Identifier [Axis]: Asset-Backed Securities | PALMER SQUARE CLO LTD | 0.05254 | 07/20/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.254%
Face Amount	$ 258
TOTAL INVESTMENTS	$ 259
Investment, Identifier [Axis]: Asset-Backed Securities | PLANET FITNESS MASTER ISSUER | 0.05765 | 06/05/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.765%
Face Amount	$ 172
TOTAL INVESTMENTS	$ 175
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.01524 | 07/17/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.524%
Face Amount	$ 1,817
TOTAL INVESTMENTS	$ 1,794
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.01692 | 08/17/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.692%
Face Amount	$ 419
TOTAL INVESTMENTS	$ 394
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.02082 | 09/17/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.082%
Face Amount	$ 640
TOTAL INVESTMENTS	$ 629
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.03 | 08/09/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,554
TOTAL INVESTMENTS	$ 1,481
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.031 | 07/09/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.10%
Face Amount	$ 1,695
TOTAL INVESTMENTS	$ 1,621
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.03107 | 02/17/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.107%
Face Amount	$ 1,100
TOTAL INVESTMENTS	$ 1,050
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.032 | 04/17/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.20%
Face Amount	$ 571
TOTAL INVESTMENTS	$ 563
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.03375 | 08/09/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.375%
Face Amount	$ 1,550
TOTAL INVESTMENTS	$ 1,460
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.035 | 06/17/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 1,610
TOTAL INVESTMENTS	$ 1,536
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.03555 | 04/17/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.555%
Face Amount	$ 997
TOTAL INVESTMENTS	$ 932
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.0365 | 02/17/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.65%
Face Amount	$ 215
TOTAL INVESTMENTS	$ 202
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.04896 | 06/17/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.896%
Face Amount	$ 1,000
TOTAL INVESTMENTS	$ 1,001
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL | 0.0335 | 02/17/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.35%
Face Amount	$ 1,006
TOTAL INVESTMENTS	$ 976
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL | 0.0339 | 07/17/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.39%
Face Amount	$ 1,149
TOTAL INVESTMENTS	$ 1,071
Investment, Identifier [Axis]: Asset-Backed Securities | RENEW 2017-1 | 0.01671 | 09/28/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.671%
Face Amount	$ 86
TOTAL INVESTMENTS	$ 80
Investment, Identifier [Axis]: Asset-Backed Securities | RENEW FINANCIAL | 0.0322 | 09/22/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.22%
Face Amount	$ 77
TOTAL INVESTMENTS	$ 70
Investment, Identifier [Axis]: Asset-Backed Securities | SABEY DATA CENTER ISSUER LLC | 0.01881 | 06/20/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.881%
Face Amount	$ 453
TOTAL INVESTMENTS	$ 446
Investment, Identifier [Axis]: Asset-Backed Securities | SANTANDER DRIVE AUTO RECEIVABL | 0.0564 | 08/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.64%
Face Amount	$ 965
TOTAL INVESTMENTS	$ 984
Investment, Identifier [Axis]: Asset-Backed Securities | SANTANDER DRIVE AUTO | 0.0543 | 03/17/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.43%
Face Amount	$ 1,040
TOTAL INVESTMENTS	$ 1,056
Investment, Identifier [Axis]: Asset-Backed Securities | SANTANDER DRIVE AUTO | 0.0616 | 12/17/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.16%
Face Amount	$ 1,010
TOTAL INVESTMENTS	$ 1,024
Investment, Identifier [Axis]: Asset-Backed Securities | SBA TOWER TRUST | 0.06599 | 01/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.599%
Face Amount	$ 275
TOTAL INVESTMENTS	$ 282
Investment, Identifier [Axis]: Asset-Backed Securities | SCF EQUIPMENT TRUST LLC | 0.0482 | 06/20/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.82%
Face Amount	$ 500
TOTAL INVESTMENTS	$ 500
Investment, Identifier [Axis]: Asset-Backed Securities | SEQUOIA MORTGAGE TRUST | 0.05 | 01/25/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 152
TOTAL INVESTMENTS	$ 152
Investment, Identifier [Axis]: Asset-Backed Securities | SEQUOIA MORTGAGE TRUST | 0.05 | 10/25/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 252
TOTAL INVESTMENTS	$ 252
Investment, Identifier [Axis]: Asset-Backed Securities | SEQUOIA MORTGAGE TRUST | 0.055 | 06/25/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 207
TOTAL INVESTMENTS	$ 208
Investment, Identifier [Axis]: Asset-Backed Securities | SEQUOIA MORTGAGE TRUST | 0.06 | 07/27/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Face Amount	$ 127
TOTAL INVESTMENTS	$ 129
Investment, Identifier [Axis]: Asset-Backed Securities | SFS AUTO RECEIVABLES | 0.0495 | 05/21/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.95%
Face Amount	$ 300
TOTAL INVESTMENTS	$ 302
Investment, Identifier [Axis]: Asset-Backed Securities | SIERRA RECEIVABLES FUNDING CO | 0.0134 | 11/20/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.34%
Face Amount	$ 41
TOTAL INVESTMENTS	$ 41
Investment, Identifier [Axis]: Asset-Backed Securities | SIERRA RECEIVABLES FUNDING CO | 0.0473 | 06/20/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.73%
Face Amount	$ 143
TOTAL INVESTMENTS	$ 144
Investment, Identifier [Axis]: Asset-Backed Securities | SIERRA RECEIVABLES FUNDING CO | 0.0514 | 06/20/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.14%
Face Amount	$ 523
TOTAL INVESTMENTS	$ 531
Investment, Identifier [Axis]: Asset-Backed Securities | SIERRA RECEIVABLES FUNDING CO | 0.0532 | 04/20/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.32%
Face Amount	$ 190
TOTAL INVESTMENTS	$ 190
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.0175 | 11/01/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.75%
Face Amount	$ 581
TOTAL INVESTMENTS	$ 486
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.0184 | 01/01/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.84%
Face Amount	$ 323
TOTAL INVESTMENTS	$ 280
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.0401 | 06/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.01%
Face Amount	$ 118
TOTAL INVESTMENTS	$ 113
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.0448 | 04/01/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.48%
Face Amount	$ 289
TOTAL INVESTMENTS	$ 284
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.0462 | 05/01/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.62%
Face Amount	$ 309
TOTAL INVESTMENTS	$ 308
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.0473 | 11/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.73%
Face Amount	$ 508
TOTAL INVESTMENTS	$ 508
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.04963 | 03/10/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.963%
Face Amount	$ 310
TOTAL INVESTMENTS	$ 314
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.05035 | 03/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.035%
Face Amount	$ 399
TOTAL INVESTMENTS	$ 404
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.0505 | 01/01/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.05%
Face Amount	$ 367
TOTAL INVESTMENTS	$ 372
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.05168 | 03/01/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.168%
Face Amount	$ 308
TOTAL INVESTMENTS	$ 314
Investment, Identifier [Axis]: Asset-Backed Securities | SOCIAL PROFESSIONAL LOAN PROGR | 0.0254 | 05/15/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.54%
Face Amount	$ 115
TOTAL INVESTMENTS	$ 112
Investment, Identifier [Axis]: Asset-Backed Securities | STREAM INNOVATIONS ISSUER TRUS | 0.0548 | 09/15/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.48%
Face Amount	$ 743
TOTAL INVESTMENTS	$ 751
Investment, Identifier [Axis]: Asset-Backed Securities | SUBWAY FUNDING LLC | 0.05566 | 07/30/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.566%
Face Amount	$ 291
TOTAL INVESTMENTS	$ 289
Investment, Identifier [Axis]: Asset-Backed Securities | SUBWAY FUNDING LLC | 0.06028 | 07/30/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.028%
Face Amount	$ 173
TOTAL INVESTMENTS	$ 176
Investment, Identifier [Axis]: Asset-Backed Securities | TACO BELL FUNDING, LLC | 0.02294 | 08/25/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.294%
Face Amount	$ 379
TOTAL INVESTMENTS	$ 354
Investment, Identifier [Axis]: Asset-Backed Securities | TACO BELL FUNDING, LLC | 0.04821 | 08/25/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.821%
Face Amount	$ 349
TOTAL INVESTMENTS	$ 347
Investment, Identifier [Axis]: Asset-Backed Securities | TOORAK MORTGAGE CORP | 0.05524 | 02/25/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.524%
Face Amount	$ 1,190
TOTAL INVESTMENTS	$ 1,195
Investment, Identifier [Axis]: Asset-Backed Securities | TOYOTA AUTO LOAN EXTENDED | 0.0493 | 06/25/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.93%
Face Amount	$ 882
TOTAL INVESTMENTS	$ 902
Investment, Identifier [Axis]: Asset-Backed Securities | TRICON AMERICAN HOMES | 0.01499 | 07/17/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.499%
Face Amount	$ 238
TOTAL INVESTMENTS	$ 234
Investment, Identifier [Axis]: Asset-Backed Securities | TRICON RESIDENTIAL | 0.01943 | 07/17/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.943%
Face Amount	$ 372
TOTAL INVESTMENTS	$ 367
Investment, Identifier [Axis]: Asset-Backed Securities | TRICON RESIDENTIAL | 0.0475 | 04/17/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.75%
Face Amount	$ 145
TOTAL INVESTMENTS	$ 144
Investment, Identifier [Axis]: Asset-Backed Securities | TRICON RESIDENTIAL | 0.0475 | 06/17/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.75%
Face Amount	$ 168
TOTAL INVESTMENTS	$ 169
Investment, Identifier [Axis]: Asset-Backed Securities | TRICON RESIDENTIAL | 0.04849 | 07/17/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.849%
Face Amount	$ 361
TOTAL INVESTMENTS	$ 361
Investment, Identifier [Axis]: Asset-Backed Securities | UNITED AIRLNS PASS THRU | 0.0545 | 02/15/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.45%
Face Amount	$ 466
TOTAL INVESTMENTS	$ 479
Investment, Identifier [Axis]: Asset-Backed Securities | VENDEE MORTGAGE TRUST | 0.00417 | 05/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.417%
Face Amount	$ 126
TOTAL INVESTMENTS	$ 127
Investment, Identifier [Axis]: Asset-Backed Securities | VERDANT RECEIVABLES LLC | 0.0568 | 12/12/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.68%
Face Amount	$ 580
TOTAL INVESTMENTS	591
Investment, Identifier [Axis]: Asset-Backed Securities | VERICREST OPPORTUNITY LOAN TRA | VR | 03/27/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	46
TOTAL INVESTMENTS	$ 46
Investment, Identifier [Axis]: Asset-Backed Securities | VERIZON MASTER TRUST | 0.0396 | 08/20/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.96%
Face Amount	$ 500
TOTAL INVESTMENTS	$ 501
Investment, Identifier [Axis]: Asset-Backed Securities | VEROS AUTO RECEIVABLES TRUST | 0.0628 | 11/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.28%
Face Amount	$ 72
TOTAL INVESTMENTS	$ 72
Investment, Identifier [Axis]: Asset-Backed Securities | WELLS FARGO COML MTG | 0.05203 | 12/15/2058
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.203%
Face Amount	$ 504
TOTAL INVESTMENTS	$ 518
Investment, Identifier [Axis]: Asset-Backed Securities | WELLS FARGO COMMERCIAL MORTGAG | 0.02194 | 06/15/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.194%
Face Amount	$ 397
TOTAL INVESTMENTS	$ 371
Investment, Identifier [Axis]: Asset-Backed Securities | WELLS FARGO COMMERCIAL MORTGAG | 0.03065 | 11/15/2059
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.065%
Face Amount	$ 308
TOTAL INVESTMENTS	$ 305
Investment, Identifier [Axis]: Asset-Backed Securities | WENDYS FUNDING LLC | 0.05422 | 12/15/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.422%
Face Amount	$ 350
TOTAL INVESTMENTS	$ 349
Investment, Identifier [Axis]: Asset-Backed Securities | WESTLAKE AUTOMOBILE RECEIVABLE | 0.0602 | 09/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.02%
Face Amount	$ 1,230
TOTAL INVESTMENTS	$ 1,243
Investment, Identifier [Axis]: Asset-Backed Securities | WHEELS FLEET LEASE FUNDING LLC | 0.0441 | 05/18/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.41%
Face Amount	$ 510
TOTAL INVESTMENTS	$ 514
Investment, Identifier [Axis]: Asset-Backed Securities | WORLD FINANCIAL NETWORK CREDIT | 0.0547 | 02/17/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.47%
Face Amount	$ 1,190
TOTAL INVESTMENTS	$ 1,213
Investment, Identifier [Axis]: Asset-Backed Securities | WORLD OMNI AUTO RECEIVABLES | 0.0585 | 08/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.85%
Face Amount	$ 595
TOTAL INVESTMENTS	$ 611
Investment, Identifier [Axis]: Common Stocks | AAR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	48
TOTAL INVESTMENTS	$ 3,944
Investment, Identifier [Axis]: Common Stocks | ABERCROMBIE & FITCH CO CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	58
TOTAL INVESTMENTS	$ 7,360
Investment, Identifier [Axis]: Common Stocks | ACADEMY SPORTS & OUTDOORS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	59
TOTAL INVESTMENTS	$ 2,944
Investment, Identifier [Axis]: Common Stocks | ACV AUCTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	144
TOTAL INVESTMENTS	$ 1,156
Investment, Identifier [Axis]: Common Stocks | ADOBE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	25
TOTAL INVESTMENTS	$ 8,659
Investment, Identifier [Axis]: Common Stocks | ADVANCED DRAINAGE SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	46
TOTAL INVESTMENTS	$ 6,746
Investment, Identifier [Axis]: Common Stocks | AERCAP HOLDINGS NV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	75
TOTAL INVESTMENTS	$ 10,830
Investment, Identifier [Axis]: Common Stocks | AIR PRODS & CHEMS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	86
TOTAL INVESTMENTS	$ 21,336
Investment, Identifier [Axis]: Common Stocks | ALAMO GROUP INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	11
TOTAL INVESTMENTS	$ 1,885
Investment, Identifier [Axis]: Common Stocks | ALLSTATE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	25
TOTAL INVESTMENTS	$ 5,227
Investment, Identifier [Axis]: Common Stocks | ALPHABET INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	62
TOTAL INVESTMENTS	$ 19,531
Investment, Identifier [Axis]: Common Stocks | ALPHABET INC CL C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	134
TOTAL INVESTMENTS	$ 42,098
Investment, Identifier [Axis]: Common Stocks | ALTRIA GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	234
TOTAL INVESTMENTS	$ 13,516
Investment, Identifier [Axis]: Common Stocks | AMDOCS LIMITED COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	56
TOTAL INVESTMENTS	$ 4,470
Investment, Identifier [Axis]: Common Stocks | AMERICAN EXPRESS CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	3,575
TOTAL INVESTMENTS	$ 1,322,666
Investment, Identifier [Axis]: Common Stocks | AMERICAN TOWER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	71
TOTAL INVESTMENTS	$ 12,552
Investment, Identifier [Axis]: Common Stocks | AMICUS THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	258
TOTAL INVESTMENTS	$ 3,669
Investment, Identifier [Axis]: Common Stocks | AMKOR TECHNOLOGIES INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	64
TOTAL INVESTMENTS	$ 2,507
Investment, Identifier [Axis]: Common Stocks | AMPHENOL CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	104
TOTAL INVESTMENTS	$ 14,119
Investment, Identifier [Axis]: Common Stocks | ANNALY CAPITAL MANAGEMENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	275
TOTAL INVESTMENTS	$ 6,159
Investment, Identifier [Axis]: Common Stocks | ANTERO RESOURCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	62
TOTAL INVESTMENTS	$ 2,144
Investment, Identifier [Axis]: Common Stocks | APPFOLIO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	13
TOTAL INVESTMENTS	$ 3,113
Investment, Identifier [Axis]: Common Stocks | APPLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	128
TOTAL INVESTMENTS	$ 34,892
Investment, Identifier [Axis]: Common Stocks | ARAMARK
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	63
TOTAL INVESTMENTS	$ 2,332
Investment, Identifier [Axis]: Common Stocks | ARCHER DANIELS MIDLAND CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	137
TOTAL INVESTMENTS	$ 7,863
Investment, Identifier [Axis]: Common Stocks | ASSURED GUARANTY LTD USD 1.0
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	20
TOTAL INVESTMENTS	$ 1,773
Investment, Identifier [Axis]: Common Stocks | AT & T INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	616
TOTAL INVESTMENTS	$ 15,294
Investment, Identifier [Axis]: Common Stocks | AVANTOR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	152
TOTAL INVESTMENTS	$ 1,740
Investment, Identifier [Axis]: Common Stocks | AVISTA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	104
TOTAL INVESTMENTS	$ 3,999
Investment, Identifier [Axis]: Common Stocks | AXALTA COATING SYSTEMS LTD.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	125
TOTAL INVESTMENTS	$ 4,024
Investment, Identifier [Axis]: Common Stocks | BANC OF CALIFORNIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	139
TOTAL INVESTMENTS	$ 2,676
Investment, Identifier [Axis]: Common Stocks | BANK OF AMERICA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	292
TOTAL INVESTMENTS	$ 16,055
Investment, Identifier [Axis]: Common Stocks | BANK OZK
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	50
TOTAL INVESTMENTS	$ 2,306
Investment, Identifier [Axis]: Common Stocks | BATH & BODY WORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	64
TOTAL INVESTMENTS	$ 1,285
Investment, Identifier [Axis]: Common Stocks | BELDEN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	11
TOTAL INVESTMENTS	$ 1,287
Investment, Identifier [Axis]: Common Stocks | BELLRING BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	63
TOTAL INVESTMENTS	$ 1,689
Investment, Identifier [Axis]: Common Stocks | BENTLEY SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	60
TOTAL INVESTMENTS	$ 2,303
Investment, Identifier [Axis]: Common Stocks | BERKSHIRE HATHAWAY INC.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	46
TOTAL INVESTMENTS	$ 23,110
Investment, Identifier [Axis]: Common Stocks | BIO-TECHNE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	48
TOTAL INVESTMENTS	$ 2,845
Investment, Identifier [Axis]: Common Stocks | BIOMARIN PHARMACEUTICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	91
TOTAL INVESTMENTS	$ 5,386
Investment, Identifier [Axis]: Common Stocks | BJ'S WHOLESALE CLUB HOLDINGS, INC.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	40
TOTAL INVESTMENTS	$ 3,567
Investment, Identifier [Axis]: Common Stocks | BLACKLINE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	40
TOTAL INVESTMENTS	$ 2,185
Investment, Identifier [Axis]: Common Stocks | BLACKROCK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	25
TOTAL INVESTMENTS	$ 27,209
Investment, Identifier [Axis]: Common Stocks | BLUE BIRD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	58
TOTAL INVESTMENTS	$ 2,709
Investment, Identifier [Axis]: Common Stocks | BOISE CASCADE CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	33
TOTAL INVESTMENTS	$ 2,454
Investment, Identifier [Axis]: Common Stocks | BP PLC - ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	140
TOTAL INVESTMENTS	$ 4,857
Investment, Identifier [Axis]: Common Stocks | BRADY CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	32
TOTAL INVESTMENTS	$ 2,470
Investment, Identifier [Axis]: Common Stocks | BREAD FINANCIAL HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	42
TOTAL INVESTMENTS	$ 3,112
Investment, Identifier [Axis]: Common Stocks | BRIGHT HORIZONS FAMILY SOLUTIO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	26
TOTAL INVESTMENTS	$ 2,615
Investment, Identifier [Axis]: Common Stocks | BRINKS CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	25
TOTAL INVESTMENTS	$ 2,874
Investment, Identifier [Axis]: Common Stocks | BRIXMOR PROPERTY GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	76
TOTAL INVESTMENTS	$ 1,992
Investment, Identifier [Axis]: Common Stocks | BWX TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	34
TOTAL INVESTMENTS	$ 5,927
Investment, Identifier [Axis]: Common Stocks | CAMECO CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	44
TOTAL INVESTMENTS	$ 3,985
Investment, Identifier [Axis]: Common Stocks | CANADIAN NAT RES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	218
TOTAL INVESTMENTS	$ 7,373
Investment, Identifier [Axis]: Common Stocks | CARETRUST REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	70
TOTAL INVESTMENTS	$ 2,539
Investment, Identifier [Axis]: Common Stocks | CARLYLE GROUP INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	64
TOTAL INVESTMENTS	$ 3,803
Investment, Identifier [Axis]: Common Stocks | CARPENTER TECHNOLOGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	9
TOTAL INVESTMENTS	$ 2,777
Investment, Identifier [Axis]: Common Stocks | CASELLA WASTE SYS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	24
TOTAL INVESTMENTS	$ 2,395
Investment, Identifier [Axis]: Common Stocks | CAVA GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	30
TOTAL INVESTMENTS	$ 1,748
Investment, Identifier [Axis]: Common Stocks | CELANESE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	133
TOTAL INVESTMENTS	$ 5,605
Investment, Identifier [Axis]: Common Stocks | CENTURY COMMUNITIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	23
TOTAL INVESTMENTS	$ 1,358
Investment, Identifier [Axis]: Common Stocks | CHEESECAKE FACTORY INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	59
TOTAL INVESTMENTS	$ 2,994
Investment, Identifier [Axis]: Common Stocks | CHEMED CORP NEW
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	7
TOTAL INVESTMENTS	$ 3,128
Investment, Identifier [Axis]: Common Stocks | CHESAPEAKE UTILS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	14
TOTAL INVESTMENTS	$ 1,780
Investment, Identifier [Axis]: Common Stocks | CHEVRON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	136
TOTAL INVESTMENTS	$ 20,713
Investment, Identifier [Axis]: Common Stocks | CHORD ENERGY CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	55
TOTAL INVESTMENTS	$ 5,077
Investment, Identifier [Axis]: Common Stocks | CHUBB LIMITED
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	39
TOTAL INVESTMENTS	$ 12,080
Investment, Identifier [Axis]: Common Stocks | CHURCHILL DOWNS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	33
TOTAL INVESTMENTS	$ 3,787
Investment, Identifier [Axis]: Common Stocks | CIENA CORP USD 0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	25
TOTAL INVESTMENTS	$ 5,746
Investment, Identifier [Axis]: Common Stocks | CINCINNATI FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	90
TOTAL INVESTMENTS	$ 14,741
Investment, Identifier [Axis]: Common Stocks | CISCO SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	264
TOTAL INVESTMENTS	$ 20,371
Investment, Identifier [Axis]: Common Stocks | CITIGROUP INC.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	211
TOTAL INVESTMENTS	$ 24,628
Investment, Identifier [Axis]: Common Stocks | CLEAN HARBORS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	10
TOTAL INVESTMENTS	$ 2,255
Investment, Identifier [Axis]: Common Stocks | CLEARWATER ANALYTICS HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	108
TOTAL INVESTMENTS	$ 2,602
Investment, Identifier [Axis]: Common Stocks | CNH INDUSTRIAL NV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	477
TOTAL INVESTMENTS	$ 4,399
Investment, Identifier [Axis]: Common Stocks | COHERENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	35
TOTAL INVESTMENTS	$ 6,483
Investment, Identifier [Axis]: Common Stocks | COMCAST CORP CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	406
TOTAL INVESTMENTS	$ 12,130
Investment, Identifier [Axis]: Common Stocks | CONAGRA BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	252
TOTAL INVESTMENTS	$ 4,368
Investment, Identifier [Axis]: Common Stocks | CONOCOPHILLIPS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	63
TOTAL INVESTMENTS	$ 5,879
Investment, Identifier [Axis]: Common Stocks | COOPER COMPANIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	24
TOTAL INVESTMENTS	$ 1,995
Investment, Identifier [Axis]: Common Stocks | COPT DEFENSE PROPERTIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	117
TOTAL INVESTMENTS	$ 3,246
Investment, Identifier [Axis]: Common Stocks | CORNING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	410
TOTAL INVESTMENTS	$ 35,906
Investment, Identifier [Axis]: Common Stocks | CRANE NXT CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	36
TOTAL INVESTMENTS	$ 1,703
Investment, Identifier [Axis]: Common Stocks | CROWN CASTLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	105
TOTAL INVESTMENTS	$ 9,291
Investment, Identifier [Axis]: Common Stocks | CROWN HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	29
TOTAL INVESTMENTS	$ 3,031
Investment, Identifier [Axis]: Common Stocks | CULLEN FROST BANKERS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	40
TOTAL INVESTMENTS	$ 5,091
Investment, Identifier [Axis]: Common Stocks | CUMMINS INC.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	44
TOTAL INVESTMENTS	$ 22,629
Investment, Identifier [Axis]: Common Stocks | CURTISS WRIGHT CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	6
TOTAL INVESTMENTS	$ 3,254
Investment, Identifier [Axis]: Common Stocks | CVS HEALTH CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	215
TOTAL INVESTMENTS	$ 17,074
Investment, Identifier [Axis]: Common Stocks | DANAHER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	138
TOTAL INVESTMENTS	$ 31,631
Investment, Identifier [Axis]: Common Stocks | DELTA AIR LINES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	134
TOTAL INVESTMENTS	$ 9,285
Investment, Identifier [Axis]: Common Stocks | DEVON ENERGY CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	79
TOTAL INVESTMENTS	$ 2,887
Investment, Identifier [Axis]: Common Stocks | DIAGEO PLC - ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	67
TOTAL INVESTMENTS	$ 5,798
Investment, Identifier [Axis]: Common Stocks | DIAMONDROCK HOSPITALITY CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	226
TOTAL INVESTMENTS	$ 2,028
Investment, Identifier [Axis]: Common Stocks | DICKS SPORTING GOODS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	11
TOTAL INVESTMENTS	$ 2,227
Investment, Identifier [Axis]: Common Stocks | DOLLAR GENERAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	174
TOTAL INVESTMENTS	$ 23,086
Investment, Identifier [Axis]: Common Stocks | DOMINION ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	385
TOTAL INVESTMENTS	$ 22,556
Investment, Identifier [Axis]: Common Stocks | DOMINOS PIZZA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	7
TOTAL INVESTMENTS	$ 3,072
Investment, Identifier [Axis]: Common Stocks | DONALDSON CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	37
TOTAL INVESTMENTS	$ 3,279
Investment, Identifier [Axis]: Common Stocks | DOXIMITY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	101
TOTAL INVESTMENTS	$ 4,462
Investment, Identifier [Axis]: Common Stocks | DYNATRACE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	66
TOTAL INVESTMENTS	$ 2,846
Investment, Identifier [Axis]: Common Stocks | EAGLE MATLS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	31
TOTAL INVESTMENTS	$ 6,463
Investment, Identifier [Axis]: Common Stocks | ECOLAB INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	66
TOTAL INVESTMENTS	$ 17,427
Investment, Identifier [Axis]: Common Stocks | EDISON INTL COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	124
TOTAL INVESTMENTS	$ 7,415
Investment, Identifier [Axis]: Common Stocks | ELEMENT SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	76
TOTAL INVESTMENTS	$ 1,902
Investment, Identifier [Axis]: Common Stocks | ENCOMPASS HEALTH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	20
TOTAL INVESTMENTS	$ 2,110
Investment, Identifier [Axis]: Common Stocks | EPLUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	24
TOTAL INVESTMENTS	$ 2,107
Investment, Identifier [Axis]: Common Stocks | EQUIFAX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	52
TOTAL INVESTMENTS	$ 11,258
Investment, Identifier [Axis]: Common Stocks | ESTEE LAUDER COMPANIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	53
TOTAL INVESTMENTS	$ 5,527
Investment, Identifier [Axis]: Common Stocks | EVERCORE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	19
TOTAL INVESTMENTS	$ 6,461
Investment, Identifier [Axis]: Common Stocks | EVEREST GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	12
TOTAL INVESTMENTS	$ 4,069
Investment, Identifier [Axis]: Common Stocks | EVERSOURCE ENERGY COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	99
TOTAL INVESTMENTS	$ 6,690
Investment, Identifier [Axis]: Common Stocks | EXLSERVICE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	60
TOTAL INVESTMENTS	$ 2,548
Investment, Identifier [Axis]: Common Stocks | F5 INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	12
TOTAL INVESTMENTS	$ 2,982
Investment, Identifier [Axis]: Common Stocks | FASTENAL CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	398
TOTAL INVESTMENTS	$ 15,968
Investment, Identifier [Axis]: Common Stocks | FEDERAL REALTY INVESTMENT TRUS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	37
TOTAL INVESTMENTS	$ 3,718
Investment, Identifier [Axis]: Common Stocks | FEDEX CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	26
TOTAL INVESTMENTS	$ 7,385
Investment, Identifier [Axis]: Common Stocks | FIDELIS INSURANCE HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	115
TOTAL INVESTMENTS	$ 2,257
Investment, Identifier [Axis]: Common Stocks | FIRST BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	109
TOTAL INVESTMENTS	$ 2,257
Investment, Identifier [Axis]: Common Stocks | FIRST HORIZON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	151
TOTAL INVESTMENTS	$ 3,616
Investment, Identifier [Axis]: Common Stocks | FIRSTENERGY CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	111
TOTAL INVESTMENTS	$ 4,961
Investment, Identifier [Axis]: Common Stocks | FIRSTSERVICE CORPORTION
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	10
TOTAL INVESTMENTS	$ 1,501
Investment, Identifier [Axis]: Common Stocks | FORTUNE BRANDS INNOVATIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	34
TOTAL INVESTMENTS	$ 1,704
Investment, Identifier [Axis]: Common Stocks | FRESHPET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	34
TOTAL INVESTMENTS	$ 2,067
Investment, Identifier [Axis]: Common Stocks | FULLER H B CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	25
TOTAL INVESTMENTS	$ 1,481
Investment, Identifier [Axis]: Common Stocks | GARTNER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	31
TOTAL INVESTMENTS	$ 7,864
Investment, Identifier [Axis]: Common Stocks | GENEDX HOLDINGS CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	15
TOTAL INVESTMENTS	$ 1,923
Investment, Identifier [Axis]: Common Stocks | GENERAL MOTORS CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	87
TOTAL INVESTMENTS	$ 7,100
Investment, Identifier [Axis]: Common Stocks | GENMAB A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	106
TOTAL INVESTMENTS	$ 3,273
Investment, Identifier [Axis]: Common Stocks | GLACIER BANCORP INC MONTANA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	90
TOTAL INVESTMENTS	$ 3,971
Investment, Identifier [Axis]: Common Stocks | GLAUKOS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	23
TOTAL INVESTMENTS	$ 2,612
Investment, Identifier [Axis]: Common Stocks | GLOBAL PMTS INC W/I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	193
TOTAL INVESTMENTS	$ 14,932
Investment, Identifier [Axis]: Common Stocks | GLOBUS MEDICAL, INC.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	57
TOTAL INVESTMENTS	$ 4,948
Investment, Identifier [Axis]: Common Stocks | GOODYEAR TIRE & RUBR CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	217
TOTAL INVESTMENTS	$ 1,900
Investment, Identifier [Axis]: Common Stocks | GSK PLC SPONSORED
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	144
TOTAL INVESTMENTS	$ 7,075
Investment, Identifier [Axis]: Common Stocks | GUIDEWIRE SOFTWARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	10
TOTAL INVESTMENTS	$ 2,042
Investment, Identifier [Axis]: Common Stocks | GULFPORT ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	10
TOTAL INVESTMENTS	$ 1,979
Investment, Identifier [Axis]: Common Stocks | HA SUSTAINABLE INFRASTRUCTRE CAP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	74
TOTAL INVESTMENTS	$ 2,328
Investment, Identifier [Axis]: Common Stocks | HAEMONETICS CORP MASS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	33
TOTAL INVESTMENTS	$ 2,630
Investment, Identifier [Axis]: Common Stocks | HALOZYME THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	32
TOTAL INVESTMENTS	$ 2,152
Investment, Identifier [Axis]: Common Stocks | HANCOCK WHITNEY CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	34
TOTAL INVESTMENTS	$ 2,157
Investment, Identifier [Axis]: Common Stocks | HCP, INC.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	313
TOTAL INVESTMENTS	$ 5,037
Investment, Identifier [Axis]: Common Stocks | HEALTHEQUITY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	32
TOTAL INVESTMENTS	$ 2,905
Investment, Identifier [Axis]: Common Stocks | HOST HOTELS & RESORTS, INC.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	374
TOTAL INVESTMENTS	$ 6,635
Investment, Identifier [Axis]: Common Stocks | HOWARD HUGHES HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	51
TOTAL INVESTMENTS	$ 4,076
Investment, Identifier [Axis]: Common Stocks | HUBBELL INCORPORATED
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	7
TOTAL INVESTMENTS	$ 2,953
Investment, Identifier [Axis]: Common Stocks | HUMANA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	23
TOTAL INVESTMENTS	$ 5,794
Investment, Identifier [Axis]: Common Stocks | HURON CONSULTING GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	11
TOTAL INVESTMENTS	$ 1,825
Investment, Identifier [Axis]: Common Stocks | ICF INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	23
TOTAL INVESTMENTS	$ 1,953
Investment, Identifier [Axis]: Common Stocks | ICON PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	49
TOTAL INVESTMENTS	$ 8,949
Investment, Identifier [Axis]: Common Stocks | ICU MED INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	17
TOTAL INVESTMENTS	$ 2,463
Investment, Identifier [Axis]: Common Stocks | IDACORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	55
TOTAL INVESTMENTS	$ 6,972
Investment, Identifier [Axis]: Common Stocks | INDEPENDENCE REALTY TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	125
TOTAL INVESTMENTS	$ 2,187
Investment, Identifier [Axis]: Common Stocks | INGRAM MICRO HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	95
TOTAL INVESTMENTS	$ 2,032
Investment, Identifier [Axis]: Common Stocks | INSMED INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	35
TOTAL INVESTMENTS	$ 6,039
Investment, Identifier [Axis]: Common Stocks | INSPIRE MEDICAL SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	22
TOTAL INVESTMENTS	$ 2,044
Investment, Identifier [Axis]: Common Stocks | INSULET CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	4
TOTAL INVESTMENTS	$ 1,165
Investment, Identifier [Axis]: Common Stocks | INTEGER HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	38
TOTAL INVESTMENTS	$ 3,004
Investment, Identifier [Axis]: Common Stocks | INTERCONTINENTAL EXCHANGE, INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	48
TOTAL INVESTMENTS	$ 7,768
Investment, Identifier [Axis]: Common Stocks | INTERPARFUMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	41
TOTAL INVESTMENTS	$ 3,470
Investment, Identifier [Axis]: Common Stocks | INTUIT COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	21
TOTAL INVESTMENTS	$ 13,937
Investment, Identifier [Axis]: Common Stocks | JOHNSON & JOHNSON
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	147
TOTAL INVESTMENTS	$ 30,491
Investment, Identifier [Axis]: Common Stocks | KILROY REALTY CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	47
TOTAL INVESTMENTS	$ 1,742
Investment, Identifier [Axis]: Common Stocks | KIMBERLY CLARK CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	70
TOTAL INVESTMENTS	$ 7,016
Investment, Identifier [Axis]: Common Stocks | KIRBY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	23
TOTAL INVESTMENTS	$ 2,482
Investment, Identifier [Axis]: Common Stocks | KNIGHT-SWIFT TRANSPORTATION HOLDINGS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	30
TOTAL INVESTMENTS	$ 1,580
Investment, Identifier [Axis]: Common Stocks | KNOWLES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	8
TOTAL INVESTMENTS	$ 161
Investment, Identifier [Axis]: Common Stocks | KRATOS DEFENSE & SECURITY SOLUTIONS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	39
TOTAL INVESTMENTS	$ 2,989
Investment, Identifier [Axis]: Common Stocks | KROGER CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	254
TOTAL INVESTMENTS	$ 15,888
Investment, Identifier [Axis]: Common Stocks | KRYSTAL BIOTECH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	6
TOTAL INVESTMENTS	$ 1,462
Investment, Identifier [Axis]: Common Stocks | LANDBRIDGE CO LLC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	20
TOTAL INVESTMENTS	$ 960
Investment, Identifier [Axis]: Common Stocks | LATTICE SEMICONDUCTOR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	87
TOTAL INVESTMENTS	$ 6,407
Investment, Identifier [Axis]: Common Stocks | LINCOLN ELECTRIC HOLDINGS COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	13
TOTAL INVESTMENTS	$ 3,104
Investment, Identifier [Axis]: Common Stocks | LINDE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	33
TOTAL INVESTMENTS	$ 14,042
Investment, Identifier [Axis]: Common Stocks | LITHIA MOTORS INC CL A COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	12
TOTAL INVESTMENTS	$ 3,938
Investment, Identifier [Axis]: Common Stocks | LITTELFUSE INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	12
TOTAL INVESTMENTS	$ 2,962
Investment, Identifier [Axis]: Common Stocks | LOUISIANA PAC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	18
TOTAL INVESTMENTS	$ 1,427
Investment, Identifier [Axis]: Common Stocks | LOWES COS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	84
TOTAL INVESTMENTS	$ 20,358
Investment, Identifier [Axis]: Common Stocks | LXP INDUSTRIAL TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	20
TOTAL INVESTMENTS	$ 1,007
Investment, Identifier [Axis]: Common Stocks | M & T BANK CORPORATION COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	46
TOTAL INVESTMENTS	$ 9,353
Investment, Identifier [Axis]: Common Stocks | MADRIGAL PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	8
TOTAL INVESTMENTS	$ 4,554
Investment, Identifier [Axis]: Common Stocks | MAGNA INTL INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	90
TOTAL INVESTMENTS	$ 4,804
Investment, Identifier [Axis]: Common Stocks | MANHATTAN ASSOCIATES, INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	19
TOTAL INVESTMENTS	$ 3,245
Investment, Identifier [Axis]: Common Stocks | MAPLEBEAR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	47
TOTAL INVESTMENTS	$ 2,109
Investment, Identifier [Axis]: Common Stocks | MAREX GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	76
TOTAL INVESTMENTS	$ 2,898
Investment, Identifier [Axis]: Common Stocks | MARSH & MCLENNAN COS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	64
TOTAL INVESTMENTS	$ 11,829
Investment, Identifier [Axis]: Common Stocks | MASTERCARD INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	49
TOTAL INVESTMENTS	$ 27,822
Investment, Identifier [Axis]: Common Stocks | MAXIMUS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	15
TOTAL INVESTMENTS	$ 1,324
Investment, Identifier [Axis]: Common Stocks | MEDTRONIC, PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	73
TOTAL INVESTMENTS	$ 7,038
Investment, Identifier [Axis]: Common Stocks | MERCURY GEN CORP NEW
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	32
TOTAL INVESTMENTS	$ 3,001
Investment, Identifier [Axis]: Common Stocks | MICROSOFT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	108
TOTAL INVESTMENTS	$ 52,076
Investment, Identifier [Axis]: Common Stocks | MIDDLEBY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	45
TOTAL INVESTMENTS	$ 6,818
Investment, Identifier [Axis]: Common Stocks | MODINE MFG CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	37
TOTAL INVESTMENTS	$ 4,887
Investment, Identifier [Axis]: Common Stocks | MOOG INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	8
TOTAL INVESTMENTS	$ 1,961
Investment, Identifier [Axis]: Common Stocks | MSA SAFETY INCORPORATED
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	25
TOTAL INVESTMENTS	$ 3,942
Investment, Identifier [Axis]: Common Stocks | MUELLER INDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	41
TOTAL INVESTMENTS	$ 4,750
Investment, Identifier [Axis]: Common Stocks | NATIONAL FUEL GAS CO N J
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	49
TOTAL INVESTMENTS	$ 3,948
Investment, Identifier [Axis]: Common Stocks | NATIONAL VISION HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	74
TOTAL INVESTMENTS	$ 1,914
Investment, Identifier [Axis]: Common Stocks | NEWMARK GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	144
TOTAL INVESTMENTS	$ 2,505
Investment, Identifier [Axis]: Common Stocks | NEXTPOWER INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	29
TOTAL INVESTMENTS	$ 2,512
Investment, Identifier [Axis]: Common Stocks | NINTENDO CO., LTD. - ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	1,231
TOTAL INVESTMENTS	$ 20,747
Investment, Identifier [Axis]: Common Stocks | NORFOLK SOUTHERN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	107
TOTAL INVESTMENTS	$ 30,996
Investment, Identifier [Axis]: Common Stocks | NORTHROP GRUMMAN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	31
TOTAL INVESTMENTS	$ 17,487
Investment, Identifier [Axis]: Common Stocks | NOVANTA, INC.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	15
TOTAL INVESTMENTS	$ 1,796
Investment, Identifier [Axis]: Common Stocks | NRG ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	29
TOTAL INVESTMENTS	$ 4,559
Investment, Identifier [Axis]: Common Stocks | NVENT ELECTRIC PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	32
TOTAL INVESTMENTS	$ 3,292
Investment, Identifier [Axis]: Common Stocks | O-I GLASS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	205
TOTAL INVESTMENTS	$ 3,020
Investment, Identifier [Axis]: Common Stocks | ON SEMICONDUCTOR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	156
TOTAL INVESTMENTS	$ 8,466
Investment, Identifier [Axis]: Common Stocks | ONE GAS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	23
TOTAL INVESTMENTS	$ 1,780
Investment, Identifier [Axis]: Common Stocks | ONTO INNOVATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	46
TOTAL INVESTMENTS	$ 7,181
Investment, Identifier [Axis]: Common Stocks | OXFORD INDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	36
TOTAL INVESTMENTS	$ 1,227
Investment, Identifier [Axis]: Common Stocks | PACKAGING CORP OF AMERICA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	19
TOTAL INVESTMENTS	$ 3,970
Investment, Identifier [Axis]: Common Stocks | PAN AMERICAN SILVER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	39
TOTAL INVESTMENTS	$ 2,031
Investment, Identifier [Axis]: Common Stocks | PARSONS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	44
TOTAL INVESTMENTS	$ 2,735
Investment, Identifier [Axis]: Common Stocks | PATRICK INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	15
TOTAL INVESTMENTS	$ 1,673
Investment, Identifier [Axis]: Common Stocks | PAYCHEX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	117
TOTAL INVESTMENTS	$ 13,116
Investment, Identifier [Axis]: Common Stocks | PAYPAL HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	93
TOTAL INVESTMENTS	$ 5,404
Investment, Identifier [Axis]: Common Stocks | PEGASYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	49
TOTAL INVESTMENTS	$ 2,897
Investment, Identifier [Axis]: Common Stocks | PENUMBRA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	10
TOTAL INVESTMENTS	$ 3,040
Investment, Identifier [Axis]: Common Stocks | PERMIAN RESOURCES CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	289
TOTAL INVESTMENTS	$ 4,056
Investment, Identifier [Axis]: Common Stocks | PFIZER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	187
TOTAL INVESTMENTS	$ 4,645
Investment, Identifier [Axis]: Common Stocks | PHILIP MORRIS INTERNATIONAL IN
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	167
TOTAL INVESTMENTS	$ 26,779
Investment, Identifier [Axis]: Common Stocks | PHILLIPS EDISON & CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	48
TOTAL INVESTMENTS	$ 1,708
Investment, Identifier [Axis]: Common Stocks | PIPER SANDLER COS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	10
TOTAL INVESTMENTS	$ 3,399
Investment, Identifier [Axis]: Common Stocks | PLANET FITNESS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	34
TOTAL INVESTMENTS	$ 3,636
Investment, Identifier [Axis]: Common Stocks | POOL CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	11
TOTAL INVESTMENTS	$ 2,522
Investment, Identifier [Axis]: Common Stocks | POST HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	19
TOTAL INVESTMENTS	$ 1,838
Investment, Identifier [Axis]: Common Stocks | POTLATCHDELTIC CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	123
TOTAL INVESTMENTS	$ 4,888
Investment, Identifier [Axis]: Common Stocks | PRIMO BRANDS CORPORATION CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	233
TOTAL INVESTMENTS	$ 3,803
Investment, Identifier [Axis]: Common Stocks | PROGRESSIVE CORP OHIO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	96
TOTAL INVESTMENTS	$ 21,798
Investment, Identifier [Axis]: Common Stocks | PURE STORAGE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	84
TOTAL INVESTMENTS	$ 5,642
Investment, Identifier [Axis]: Common Stocks | Q2 HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	50
TOTAL INVESTMENTS	$ 3,625
Investment, Identifier [Axis]: Common Stocks | RAMBUS INC DEL COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	32
TOTAL INVESTMENTS	$ 2,958
Investment, Identifier [Axis]: Common Stocks | REGAL REXNORD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	57
TOTAL INVESTMENTS	$ 7,931
Investment, Identifier [Axis]: Common Stocks | REGENCY CENTERS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	25
TOTAL INVESTMENTS	$ 1,696
Investment, Identifier [Axis]: Common Stocks | REINSURANCE GROUP AMERICA CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	8
TOTAL INVESTMENTS	$ 1,641
Investment, Identifier [Axis]: Common Stocks | RELIANCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	8
TOTAL INVESTMENTS	$ 2,250
Investment, Identifier [Axis]: Common Stocks | RENAISSANCERE HOLDINGS COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	11
TOTAL INVESTMENTS	$ 3,025
Investment, Identifier [Axis]: Common Stocks | REXFORD INDUSTRIAL REALTY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	108
TOTAL INVESTMENTS	$ 4,168
Investment, Identifier [Axis]: Common Stocks | ROYAL DUTCH SHELL PLC ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	97
TOTAL INVESTMENTS	$ 7,122
Investment, Identifier [Axis]: Common Stocks | ROYAL GOLD INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	14
TOTAL INVESTMENTS	$ 3,035
Investment, Identifier [Axis]: Common Stocks | ROYALTY PHARMA PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	129
TOTAL INVESTMENTS	$ 4,985
Investment, Identifier [Axis]: Common Stocks | RYDER SYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	14
TOTAL INVESTMENTS	$ 2,732
Investment, Identifier [Axis]: Common Stocks | S&P GLOBAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	40
TOTAL INVESTMENTS	$ 20,980
Investment, Identifier [Axis]: Common Stocks | SABRA HEALTH CARE REIT, INC.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	128
TOTAL INVESTMENTS	$ 2,424
Investment, Identifier [Axis]: Common Stocks | SALESFORCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	40
TOTAL INVESTMENTS	$ 10,567
Investment, Identifier [Axis]: Common Stocks | SANOFI-AVENTIS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	144
TOTAL INVESTMENTS	$ 6,972
Investment, Identifier [Axis]: Common Stocks | SCHEIN HENRY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	26
TOTAL INVESTMENTS	$ 1,988
Investment, Identifier [Axis]: Common Stocks | SCHWAB CHARLES CORP NEW
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	253
TOTAL INVESTMENTS	$ 25,264
Investment, Identifier [Axis]: Common Stocks | SEACOAST BANKING CORPORATION OF
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	75
TOTAL INVESTMENTS	$ 2,343
Investment, Identifier [Axis]: Common Stocks | SEMPRA ENERGY
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	104
TOTAL INVESTMENTS	$ 9,189
Investment, Identifier [Axis]: Common Stocks | SENSATA TECHNOLOGIES HOLDING PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	68
TOTAL INVESTMENTS	$ 2,259
Investment, Identifier [Axis]: Common Stocks | SENSIENT TECHNOLOGIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	50
TOTAL INVESTMENTS	$ 4,683
Investment, Identifier [Axis]: Common Stocks | SHARKNINJA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	26
TOTAL INVESTMENTS	$ 2,914
Investment, Identifier [Axis]: Common Stocks | SILGAN HLDGS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	30
TOTAL INVESTMENTS	$ 1,220
Investment, Identifier [Axis]: Common Stocks | SIMPLY GOOD FOODS CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	35
TOTAL INVESTMENTS	$ 708
Investment, Identifier [Axis]: Common Stocks | SLB LIMITED
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	117
TOTAL INVESTMENTS	$ 4,472
Investment, Identifier [Axis]: Common Stocks | SMURFIT WESTROCK PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	181
TOTAL INVESTMENTS	$ 6,987
Investment, Identifier [Axis]: Common Stocks | SOUTHSTATE BANK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	53
TOTAL INVESTMENTS	$ 4,973
Investment, Identifier [Axis]: Common Stocks | STARBUCKS CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	168
TOTAL INVESTMENTS	$ 14,177
Investment, Identifier [Axis]: Common Stocks | STEVEN MADDEN LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	60
TOTAL INVESTMENTS	$ 2,514
Investment, Identifier [Axis]: Common Stocks | STIFEL FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	24
TOTAL INVESTMENTS	$ 2,985
Investment, Identifier [Axis]: Common Stocks | SYNOVUS FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	45
TOTAL INVESTMENTS	$ 2,239
Investment, Identifier [Axis]: Common Stocks | TALEN ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	13
TOTAL INVESTMENTS	$ 5,051
Investment, Identifier [Axis]: Common Stocks | TE CONNECTIVITY PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	102
TOTAL INVESTMENTS	$ 23,139
Investment, Identifier [Axis]: Common Stocks | TELEFLEX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	20
TOTAL INVESTMENTS	$ 2,398
Investment, Identifier [Axis]: Common Stocks | TERADYNE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	19
TOTAL INVESTMENTS	$ 3,758
Investment, Identifier [Axis]: Common Stocks | TEREX CORP NEW
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	64
TOTAL INVESTMENTS	$ 3,419
Investment, Identifier [Axis]: Common Stocks | TEXAS INSTRUMENTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	119
TOTAL INVESTMENTS	$ 20,694
Investment, Identifier [Axis]: Common Stocks | TEXAS ROADHOUSE, INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	18
TOTAL INVESTMENTS	$ 2,959
Investment, Identifier [Axis]: Common Stocks | THE BALDWIN INSURANCE GRP INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	123
TOTAL INVESTMENTS	$ 2,950
Investment, Identifier [Axis]: Common Stocks | THE MARZETTI COMPANY
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	12
TOTAL INVESTMENTS	$ 2,043
Investment, Identifier [Axis]: Common Stocks | THERMO FISHER SCIENTIFIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	64
TOTAL INVESTMENTS	$ 37,171
Investment, Identifier [Axis]: Common Stocks | TIMKEN CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	54
TOTAL INVESTMENTS	$ 4,544
Investment, Identifier [Axis]: Common Stocks | TJX COMPANIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	122
TOTAL INVESTMENTS	$ 18,679
Investment, Identifier [Axis]: Common Stocks | TPG INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	41
TOTAL INVESTMENTS	$ 2,597
Investment, Identifier [Axis]: Common Stocks | TRANSUNION
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	23
TOTAL INVESTMENTS	$ 1,976
Investment, Identifier [Axis]: Common Stocks | TREX COMPANY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	72
TOTAL INVESTMENTS	$ 2,512
Investment, Identifier [Axis]: Common Stocks | TRI POINTE GROUP, INC.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	15
TOTAL INVESTMENTS	$ 484
Investment, Identifier [Axis]: Common Stocks | TRIMAS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	56
TOTAL INVESTMENTS	$ 2,001
Investment, Identifier [Axis]: Common Stocks | TWIST BIOSCIENCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	103
TOTAL INVESTMENTS	$ 3,278
Investment, Identifier [Axis]: Common Stocks | TYSON FOODS INC CL A DEL
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	65
TOTAL INVESTMENTS	$ 3,792
Investment, Identifier [Axis]: Common Stocks | UNITED THERAPEUTICS CORP DEL
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	7
TOTAL INVESTMENTS	$ 3,487
Investment, Identifier [Axis]: Common Stocks | UNITEDHEALTH GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	52
TOTAL INVESTMENTS	$ 17,004
Investment, Identifier [Axis]: Common Stocks | US FOODS HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	73
TOTAL INVESTMENTS	$ 5,493
Investment, Identifier [Axis]: Common Stocks | VAIL RESORTS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	16
TOTAL INVESTMENTS	$ 2,188
Investment, Identifier [Axis]: Common Stocks | VERISIGN INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	60
TOTAL INVESTMENTS	$ 14,548
Investment, Identifier [Axis]: Common Stocks | VERISK ANALYTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	90
TOTAL INVESTMENTS	$ 20,178
Investment, Identifier [Axis]: Common Stocks | VERRA MOBILITY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	298
TOTAL INVESTMENTS	$ 6,677
Investment, Identifier [Axis]: Common Stocks | VIATRIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	451
TOTAL INVESTMENTS	$ 5,613
Investment, Identifier [Axis]: Common Stocks | VIPER ENERGY INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	47
TOTAL INVESTMENTS	$ 1,820
Investment, Identifier [Axis]: Common Stocks | VISA INC-CLASS A SHRS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	110
TOTAL INVESTMENTS	$ 38,581
Investment, Identifier [Axis]: Common Stocks | VISTEON CORP/NEW
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	17
TOTAL INVESTMENTS	$ 1,605
Investment, Identifier [Axis]: Common Stocks | VONTIER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	153
TOTAL INVESTMENTS	$ 5,701
Investment, Identifier [Axis]: Common Stocks | WALT DISNEY CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	46
TOTAL INVESTMENTS	$ 5,180
Investment, Identifier [Axis]: Common Stocks | WARNER MUSIC GROUP CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	100
TOTAL INVESTMENTS	$ 3,052
Investment, Identifier [Axis]: Common Stocks | WAYSTAR HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	95
TOTAL INVESTMENTS	$ 3,110
Investment, Identifier [Axis]: Common Stocks | WEBSTER FINL CORP WATERBURY CONN
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	34
TOTAL INVESTMENTS	$ 2,146
Investment, Identifier [Axis]: Common Stocks | WELLS FARGO & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	69
TOTAL INVESTMENTS	$ 6,459
Investment, Identifier [Axis]: Common Stocks | WESCO INTL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	12
TOTAL INVESTMENTS	$ 2,832
Investment, Identifier [Axis]: Common Stocks | WESTERN ALLIANCE BANCORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	24
TOTAL INVESTMENTS	$ 2,042
Investment, Identifier [Axis]: Common Stocks | WESTLAKE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	22
TOTAL INVESTMENTS	$ 1,626
Investment, Identifier [Axis]: Common Stocks | WHIRLPOOL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	45
TOTAL INVESTMENTS	$ 3,277
Investment, Identifier [Axis]: Common Stocks | WILLIS TOWERS WATSON PUB LTDCO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	26
TOTAL INVESTMENTS	$ 8,431
Investment, Identifier [Axis]: Common Stocks | WILLSCOT HOLDINGS CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	75
TOTAL INVESTMENTS	$ 1,414
Investment, Identifier [Axis]: Common Stocks | WINTRUST FINL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	28
TOTAL INVESTMENTS	$ 3,948
Investment, Identifier [Axis]: Common Stocks | WISDOMTREE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	179
TOTAL INVESTMENTS	$ 2,187
Investment, Identifier [Axis]: Common Stocks | WIX COM LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	13
TOTAL INVESTMENTS	$ 1,335
Investment, Identifier [Axis]: Common Stocks | WYNDHAM HOTELS & RESORTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	21
TOTAL INVESTMENTS	$ 1,568
Investment, Identifier [Axis]: Common Stocks | XCEL ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	106
TOTAL INVESTMENTS	$ 7,816
Investment, Identifier [Axis]: Common Stocks | XPO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	25
TOTAL INVESTMENTS	$ 3,341
Investment, Identifier [Axis]: Common Stocks | XYLEM INC/NY
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	96
TOTAL INVESTMENTS	$ 13,115
Investment, Identifier [Axis]: Common Stocks | ZOETIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	140
TOTAL INVESTMENTS	$ 17,651
Investment, Identifier [Axis]: Common/Collective Trusts | ALLSPRING DISCOVERY SMID CAP GROWTH
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	9,478
TOTAL INVESTMENTS	$ 152,528
Investment, Identifier [Axis]: Common/Collective Trusts | BLACKROCK INSTL TR CO N A INVT FDS 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	3,510
TOTAL INVESTMENTS	$ 136,712
Investment, Identifier [Axis]: Common/Collective Trusts | BLACKROCK INSTL TR CO N A INVT FDS 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	4,393
TOTAL INVESTMENTS	$ 55,420
Investment, Identifier [Axis]: Common/Collective Trusts | CAPITAL GROUP EUROPACIFIC GROWTH
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	32,789
TOTAL INVESTMENTS	$ 549,215
Investment, Identifier [Axis]: Common/Collective Trusts | COLUMBIA TRUST GOV MONEY MKT FUND ZERO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	18,083
TOTAL INVESTMENTS	$ 18,083
Investment, Identifier [Axis]: Common/Collective Trusts | FIAM CORE PLUS COMMINGLED POOL
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	6,290
TOTAL INVESTMENTS	$ 155,556
Investment, Identifier [Axis]: Common/Collective Trusts | FIDELITY BLUE CHIP GROWTH COMMINGLED
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	11,390
TOTAL INVESTMENTS	$ 681,350
Investment, Identifier [Axis]: Common/Collective Trusts | LOOMIS SAYLES CORE PLUS FULL
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	5,758
TOTAL INVESTMENTS	$ 155,632
Investment, Identifier [Axis]: Common/Collective Trusts | MORGAN STANLEY INV MGMT
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	8,562
TOTAL INVESTMENTS	$ 468,363
Investment, Identifier [Axis]: Common/Collective Trusts | VANGUARD INSTITUTIONAL 500 INDEX
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	11,434
TOTAL INVESTMENTS	$ 1,590,711
Investment, Identifier [Axis]: Common/Collective Trusts | VANGUARD INSTITUTIONAL EXTENDED
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	3,719
TOTAL INVESTMENTS	$ 477,624
Investment, Identifier [Axis]: Common/Collective Trusts | VANGUARD INSTITUTIONAL TOTAL BOND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	1,112
TOTAL INVESTMENTS	$ 122,573
Investment, Identifier [Axis]: Common/Collective Trusts | VANGUARD INSTITUTIONAL TOTAL INTL
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	1,633
TOTAL INVESTMENTS	$ 229,851
Investment, Identifier [Axis]: Corporate Debt Instruments | ABBVIE INC | 0.0405 | 11/21/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.05%
Face Amount	$ 485
TOTAL INVESTMENTS	$ 433
Investment, Identifier [Axis]: Corporate Debt Instruments | ABBVIE INC | 0.044 | 11/06/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.40%
Face Amount	$ 395
TOTAL INVESTMENTS	$ 351
Investment, Identifier [Axis]: Corporate Debt Instruments | ABBVIE INC | 0.045 | 5/14/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 160
TOTAL INVESTMENTS	$ 157
Investment, Identifier [Axis]: Corporate Debt Instruments | ABBVIE INC | 0.0505 | 3/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.05%
Face Amount	$ 150
TOTAL INVESTMENTS	$ 154
Investment, Identifier [Axis]: Corporate Debt Instruments | ABBVIE INC | 0.054 | 3/15/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.40%
Face Amount	$ 67
TOTAL INVESTMENTS	$ 65
Investment, Identifier [Axis]: Corporate Debt Instruments | ABN AMRO BANK | 0.05515 | 12/03/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.515%
Face Amount	$ 300
TOTAL INVESTMENTS	$ 310
Investment, Identifier [Axis]: Corporate Debt Instruments | ACCENTURE CAPITAL INC | 0.0425 | 10/04/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.25%
Face Amount	$ 195
TOTAL INVESTMENTS	$ 195
Investment, Identifier [Axis]: Corporate Debt Instruments | ACCENTURE CAPITAL INC | 0.045 | 10/04/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 135
TOTAL INVESTMENTS	$ 133
Investment, Identifier [Axis]: Corporate Debt Instruments | AEP TRANSMISSION CO LLC | 0.0315 | 9/15/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.15%
Face Amount	$ 120
TOTAL INVESTMENTS	$ 81
Investment, Identifier [Axis]: Corporate Debt Instruments | AERCAP GLOBAL AVIATION TR | 0.04375 | 11/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.375%
Face Amount	$ 400
TOTAL INVESTMENTS	$ 399
Investment, Identifier [Axis]: Corporate Debt Instruments | AERCAP IRELAND CAP | 0.05 | 11/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 155
TOTAL INVESTMENTS	$ 153
Investment, Identifier [Axis]: Corporate Debt Instruments | AERCAP IRELAND CAP/GLOBA | 0.0245 | 10/29/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.45%
Face Amount	$ 180
TOTAL INVESTMENTS	$ 178
Investment, Identifier [Axis]: Corporate Debt Instruments | AERCAP IRELAND CAP/GLOBA | 0.033 | 1/30/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.30%
Face Amount	$ 210
TOTAL INVESTMENTS	$ 194
Investment, Identifier [Axis]: Corporate Debt Instruments | AERCAP IRELAND CAPITAL LTD | 0.061 | 1/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.10%
Face Amount	$ 290
TOTAL INVESTMENTS	$ 295
Investment, Identifier [Axis]: Corporate Debt Instruments | AES CORP | 0.058 | 3/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.80%
Face Amount	$ 275
TOTAL INVESTMENTS	$ 282
Investment, Identifier [Axis]: Corporate Debt Instruments | AFLAC INC | 0.036 | 4/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.60%
Face Amount	$ 1,565
TOTAL INVESTMENTS	$ 1,539
Investment, Identifier [Axis]: Corporate Debt Instruments | AGREE LTD PARTNERSHIP | 0.048 | 10/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.80%
Face Amount	$ 147
TOTAL INVESTMENTS	$ 148
Investment, Identifier [Axis]: Corporate Debt Instruments | AIB GROUP PLC | 0.0532 | 5/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.32%
Face Amount	$ 565
TOTAL INVESTMENTS	$ 583
Investment, Identifier [Axis]: Corporate Debt Instruments | AIB GROUP PLC | 0.06608 | 9/13/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.608%
Face Amount	$ 400
TOTAL INVESTMENTS	$ 425
Investment, Identifier [Axis]: Corporate Debt Instruments | AIG GLOBAL FDG | 0.052 | 1/12/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.20%
Face Amount	$ 450
TOTAL INVESTMENTS	$ 462
Investment, Identifier [Axis]: Corporate Debt Instruments | AIG GLOBAL FUNDING | 0.049 | 8/21/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.90%
Face Amount	$ 70
TOTAL INVESTMENTS	$ 70
Investment, Identifier [Axis]: Corporate Debt Instruments | AIRCASTLE LTD | 0.0525 | 3/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.25%
Face Amount	$ 195
TOTAL INVESTMENTS	$ 199
Investment, Identifier [Axis]: Corporate Debt Instruments | ALABAMA POWER CO | 0.057 | 2/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.70%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 213
Investment, Identifier [Axis]: Corporate Debt Instruments | ALTRIA GROUP INC | 0.0245 | 2/04/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.45%
Face Amount	$ 260
TOTAL INVESTMENTS	$ 230
Investment, Identifier [Axis]: Corporate Debt Instruments | AMAZON.COM INC | 0.0325 | 5/12/2061
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.25%
Face Amount	$ 65
TOTAL INVESTMENTS	$ 42
Investment, Identifier [Axis]: Corporate Debt Instruments | AMAZON.COM INC | 0.0395 | 4/13/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.95%
Face Amount	$ 285
TOTAL INVESTMENTS	$ 222
Investment, Identifier [Axis]: Corporate Debt Instruments | AMAZON.COM INC | 0.041 | 4/13/2062
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.10%
Face Amount	$ 84
TOTAL INVESTMENTS	$ 65
Investment, Identifier [Axis]: Corporate Debt Instruments | AMER AIRLINE 16-2 AA PTT | 0.032 | 6/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.20%
Face Amount	$ 117
TOTAL INVESTMENTS	$ 114
Investment, Identifier [Axis]: Corporate Debt Instruments | AMER AIRLINE 16-3 AA PTT | 0.03 | 4/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 73
TOTAL INVESTMENTS	$ 70
Investment, Identifier [Axis]: Corporate Debt Instruments | AMER AIRLN 14-1 A PTT | 0.037 | 10/01/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.70%
Face Amount	$ 66
TOTAL INVESTMENTS	$ 66
Investment, Identifier [Axis]: Corporate Debt Instruments | AMER AIRLN 15-1 A PTT | 0.03375 | 5/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.375%
Face Amount	$ 474
TOTAL INVESTMENTS	$ 468
Investment, Identifier [Axis]: Corporate Debt Instruments | AMERICAN HONDA FINANCE | 0.0515 | 07/09/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.15%
Face Amount	$ 273
TOTAL INVESTMENTS	$ 281
Investment, Identifier [Axis]: Corporate Debt Instruments | AMERICAN TOWER CORP | 0.021 | 06/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.10%
Face Amount	$ 150
TOTAL INVESTMENTS	$ 136
Investment, Identifier [Axis]: Corporate Debt Instruments | AMERICAN TOWER CORP | 0.031 | 06/15/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.10%
Face Amount	$ 139
TOTAL INVESTMENTS	$ 91
Investment, Identifier [Axis]: Corporate Debt Instruments | AMERICAN TOWER CORP | 0.037 | 10/15/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.70%
Face Amount	$ 220
TOTAL INVESTMENTS	$ 163
Investment, Identifier [Axis]: Corporate Debt Instruments | AMERICAN TOWER CORP | 0.059 | 11/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.90%
Face Amount	$ 170
TOTAL INVESTMENTS	$ 182
Investment, Identifier [Axis]: Corporate Debt Instruments | AMGEN INC | 0.0315 | 02/21/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.15%
Face Amount	$ 339
TOTAL INVESTMENTS	$ 267
Investment, Identifier [Axis]: Corporate Debt Instruments | AMGEN INC | 0.0565 | 03/02/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.65%
Face Amount	$ 611
TOTAL INVESTMENTS	$ 598
Investment, Identifier [Axis]: Corporate Debt Instruments | AMPHENOL CORP | 0.053 | 11/15/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.30%
Face Amount	$ 290
TOTAL INVESTMENTS	$ 277
Investment, Identifier [Axis]: Corporate Debt Instruments | AMRIZE FINANCE US LLC | 0.0495 | 04/07/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.95%
Face Amount	$ 283
TOTAL INVESTMENTS	$ 289
Investment, Identifier [Axis]: Corporate Debt Instruments | ANALOG DEVICES INC | 0.028 | 10/01/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.80%
Face Amount	$ 250
TOTAL INVESTMENTS	$ 184
Investment, Identifier [Axis]: Corporate Debt Instruments | ANGLO AMERICAN CAPITAL | 0.0575 | 04/05/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.75%
Face Amount	$ 410
TOTAL INVESTMENTS	$ 430
Investment, Identifier [Axis]: Corporate Debt Instruments | AON NORTH AMERICA INC | 0.0545 | 03/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.45%
Face Amount	$ 300
TOTAL INVESTMENTS	$ 312
Investment, Identifier [Axis]: Corporate Debt Instruments | AON NORTH AMERICA INC | 0.0575 | 03/01/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.75%
Face Amount	$ 100
TOTAL INVESTMENTS	$ 99
Investment, Identifier [Axis]: Corporate Debt Instruments | ARES STRATEGIC INCOME FUND | 0.0485 | 01/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.85%
Face Amount	$ 193
TOTAL INVESTMENTS	$ 191
Investment, Identifier [Axis]: Corporate Debt Instruments | ARTHUR J GALLAGHER | 0.0555 | 2/15/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.55%
Face Amount	$ 28
Investment, Identifier [Axis]: Corporate Debt Instruments | ASTRAZENECA PLC | 0.04 | 09/18/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 60
TOTAL INVESTMENTS	$ 52
Investment, Identifier [Axis]: Corporate Debt Instruments | ASTRAZENECA PLC | 0.0645 | 09/15/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.45%
Face Amount	$ 70
TOTAL INVESTMENTS	$ 80
Investment, Identifier [Axis]: Corporate Debt Instruments | AT&T INC | 0.0225 | 02/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.25%
Face Amount	$ 350
TOTAL INVESTMENTS	$ 307
Investment, Identifier [Axis]: Corporate Debt Instruments | AT&T INC | 0.023 | 06/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.30%
Face Amount	$ 725
TOTAL INVESTMENTS	$ 708
Investment, Identifier [Axis]: Corporate Debt Instruments | AT&T INC | 0.035 | 06/01/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 154
TOTAL INVESTMENTS	$ 121
Investment, Identifier [Axis]: Corporate Debt Instruments | AT&T INC | 0.0355 | 09/15/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.55%
Face Amount	$ 638
TOTAL INVESTMENTS	$ 425
Investment, Identifier [Axis]: Corporate Debt Instruments | ATLAS WAREHOUSE LEND | 0.04625 | 11/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.625%
Face Amount	$ 326
TOTAL INVESTMENTS	$ 327
Investment, Identifier [Axis]: Corporate Debt Instruments | ATMOS ENERGY CORP | 0.055 | 06/15/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 100
TOTAL INVESTMENTS	$ 102
Investment, Identifier [Axis]: Corporate Debt Instruments | AUTOZONE INC | 0.0165 | 01/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.65%
Face Amount	$ 190
TOTAL INVESTMENTS	$ 166
Investment, Identifier [Axis]: Corporate Debt Instruments | AVIATION CAPITAL GROUP | 0.048 | 10/24/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.80%
Face Amount	$ 489
TOTAL INVESTMENTS	$ 489
Investment, Identifier [Axis]: Corporate Debt Instruments | AVIATION CAPITAL GROUP | 0.05125 | 04/10/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.125%
Face Amount	$ 195
TOTAL INVESTMENTS	$ 198
Investment, Identifier [Axis]: Corporate Debt Instruments | AVOLON HLDGS FDG LTD | 0.0495 | 01/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.95%
Face Amount	$ 223
TOTAL INVESTMENTS	$ 226
Investment, Identifier [Axis]: Corporate Debt Instruments | AVOLON HOLDINGS FNDG LTD | 0.047 | 01/30/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.70%
Face Amount	$ 175
TOTAL INVESTMENTS	$ 174
Investment, Identifier [Axis]: Corporate Debt Instruments | AVOLON HOLDINGS FUNDING LTD | 0.0515 | 01/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.15%
Face Amount	$ 585
TOTAL INVESTMENTS	$ 595
Investment, Identifier [Axis]: Corporate Debt Instruments | BALTIMORE GAS & ELECTRIC | 0.029 | 06/15/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.90%
Face Amount	$ 110
TOTAL INVESTMENTS	$ 70
Investment, Identifier [Axis]: Corporate Debt Instruments | BALTIMORE GAS & ELECTRIC | 0.035 | 08/15/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 70
TOTAL INVESTMENTS	$ 52
Investment, Identifier [Axis]: Corporate Debt Instruments | BALTIMORE GAS & ELECTRIC | 0.054 | 06/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.40%
Face Amount	$ 265
TOTAL INVESTMENTS	$ 255
Investment, Identifier [Axis]: Corporate Debt Instruments | BANCO SANTANDER S.A. | 0.04551 | 11/06/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.551%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | BANCO SANTANDER S.A. | 0.06607 | 11/07/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.607%
Face Amount	$ 600
TOTAL INVESTMENTS	$ 640
Investment, Identifier [Axis]: Corporate Debt Instruments | BANCO SANTANDER SA | 0.05588 | 08/08/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.588%
Face Amount	$ 200
TOTAL INVESTMENTS	207
Investment, Identifier [Axis]: Corporate Debt Instruments | BANCO SANTANDER SA | VR | 09/14/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	200
TOTAL INVESTMENTS	$ 197
Investment, Identifier [Axis]: Corporate Debt Instruments | BANCO SANTANDER | 0.05127 | 11/06/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.127%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK AMERICA CORP | 0.05872 | 09/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.872%
Face Amount	$ 280
TOTAL INVESTMENTS	$ 299
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK NEW YORK MELLON CORP | 0.06474 | 10/25/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.474%
Face Amount	$ 180
TOTAL INVESTMENTS	$ 201
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK NEW ZEALAND | 0.05076 | 01/30/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.076%
Face Amount	$ 250
TOTAL INVESTMENTS	$ 257
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK OF AMERICA CORP | 0.05015 | 07/22/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.015%
Face Amount	$ 300
TOTAL INVESTMENTS	$ 306
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK OF AMERICA CORP | 0.05511 | 01/24/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.511%
Face Amount	$ 460
TOTAL INVESTMENTS	480
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK OF AMERICA CORP | VR | 04/22/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	151
TOTAL INVESTMENTS	119
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK OF AMERICA CORP | VR | 06/19/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	675
TOTAL INVESTMENTS	498
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK OF AMERICA CORP | VR | 07/22/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	450
TOTAL INVESTMENTS	444
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK OF AMERICA CORP | VR | 10/20/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	1,125
TOTAL INVESTMENTS	$ 1,015
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK OF NOVA SCOTIA | 0.0485 | 02/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.85%
Face Amount	$ 78
TOTAL INVESTMENTS	$ 80
Investment, Identifier [Axis]: Corporate Debt Instruments | BANQUE FED DU CRED MUTUEL | 0.05538 | 01/22/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.538%
Face Amount	$ 365
TOTAL INVESTMENTS	379
Investment, Identifier [Axis]: Corporate Debt Instruments | BARCLAYS BANK V-D | VR | 2/25/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | BARCLAYS PLC | 0.04942 | 09/10/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.942%
Face Amount	$ 236
TOTAL INVESTMENTS	$ 241
Investment, Identifier [Axis]: Corporate Debt Instruments | BARCLAYS PLC | 0.0569 | 03/12/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.69%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 208
Investment, Identifier [Axis]: Corporate Debt Instruments | BARCLAYS PLC | 0.05785 | 02/25/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.785%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 209
Investment, Identifier [Axis]: Corporate Debt Instruments | BARCLAYS PLC | 0.06224 | 05/09/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.224%
Face Amount	$ 270
TOTAL INVESTMENTS	290
Investment, Identifier [Axis]: Corporate Debt Instruments | BARCLAYS PLC | VR | 11/24/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	200
TOTAL INVESTMENTS	$ 182
Investment, Identifier [Axis]: Corporate Debt Instruments | BAT CAPITAL CORP | 0.0454 | 08/15/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.54%
Face Amount	$ 172
TOTAL INVESTMENTS	$ 143
Investment, Identifier [Axis]: Corporate Debt Instruments | BAXALTA INC | 0.0525 | 06/23/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.25%
Face Amount	$ 7
TOTAL INVESTMENTS	$ 7
Investment, Identifier [Axis]: Corporate Debt Instruments | BERKSHIRE HATHAWAY ENERG | 0.0445 | 01/15/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.45%
Face Amount	$ 235
TOTAL INVESTMENTS	$ 196
Investment, Identifier [Axis]: Corporate Debt Instruments | BERKSHIRE HATHAWAY FIN | 0.0385 | 03/15/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.85%
Face Amount	$ 165
TOTAL INVESTMENTS	$ 127
Investment, Identifier [Axis]: Corporate Debt Instruments | BHP BILLITON FIN | 0.05125 | 2/21/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.125%
Face Amount	$ 185
Investment, Identifier [Axis]: Corporate Debt Instruments | BIOGEN INC | 0.0575 | 05/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.75%
Face Amount	$ 185
TOTAL INVESTMENTS	$ 195
Investment, Identifier [Axis]: Corporate Debt Instruments | BNP PARIBAS | 0.05176 | 01/09/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.176%
Face Amount	$ 975
TOTAL INVESTMENTS	$ 999
Investment, Identifier [Axis]: Corporate Debt Instruments | BNP PARIBAS | 0.05497 | 05/20/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.497%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 207
Investment, Identifier [Axis]: Corporate Debt Instruments | BNP PARIBAS | 0.05786 | 01/13/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.786%
Face Amount	$ 260
TOTAL INVESTMENTS	$ 273
Investment, Identifier [Axis]: Corporate Debt Instruments | BOEING CO | 0.0325 | 03/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.25%
Face Amount	$ 251
TOTAL INVESTMENTS	$ 246
Investment, Identifier [Axis]: Corporate Debt Instruments | BOEING CO | 0.0515 | 05/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.15%
Face Amount	$ 210
TOTAL INVESTMENTS	$ 216
Investment, Identifier [Axis]: Corporate Debt Instruments | BOEING CO | 0.05705 | 05/01/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.705%
Face Amount	$ 175
TOTAL INVESTMENTS	$ 179
Investment, Identifier [Axis]: Corporate Debt Instruments | BOEING CO/THE | 0.06388 | 05/01/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.388%
Face Amount	$ 130
TOTAL INVESTMENTS	$ 141
Investment, Identifier [Axis]: Corporate Debt Instruments | BOEING CO/THE | 0.06528 | 05/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.528%
Face Amount	$ 440
TOTAL INVESTMENTS	$ 487
Investment, Identifier [Axis]: Corporate Debt Instruments | BOSTON GAS COMPANY | 0.05843 | 01/10/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.843%
Face Amount	$ 436
TOTAL INVESTMENTS	$ 460
Investment, Identifier [Axis]: Corporate Debt Instruments | BP CAP MARKETS AMERICA | 0.02939 | 06/04/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.939%
Face Amount	$ 345
TOTAL INVESTMENTS	$ 220
Investment, Identifier [Axis]: Corporate Debt Instruments | BPCE FR | 0.05936 | 05/30/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.936%
Face Amount	$ 750
TOTAL INVESTMENTS	$ 782
Investment, Identifier [Axis]: Corporate Debt Instruments | BPCE SA | 0.05389 | 05/28/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.389%
Face Amount	$ 375
TOTAL INVESTMENTS	$ 385
Investment, Identifier [Axis]: Corporate Debt Instruments | BPCE SA | 0.06027 | 05/28/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.027%
Face Amount	$ 470
TOTAL INVESTMENTS	$ 493
Investment, Identifier [Axis]: Corporate Debt Instruments | BPCE SA | 0.06293 | 01/14/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.293%
Face Amount	$ 250
TOTAL INVESTMENTS	$ 267
Investment, Identifier [Axis]: Corporate Debt Instruments | BRISTOL-MYERS SQUIBB CO | 0.037 | 03/15/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.70%
Face Amount	$ 159
TOTAL INVESTMENTS	$ 117
Investment, Identifier [Axis]: Corporate Debt Instruments | BRISTOL-MYERS SQUIBB CO | 0.04125 | 06/15/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.125%
Face Amount	$ 122
TOTAL INVESTMENTS	$ 111
Investment, Identifier [Axis]: Corporate Debt Instruments | BRISTOL-MYERS SQUIBB CO | 0.0425 | 10/26/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.25%
Face Amount	$ 203
TOTAL INVESTMENTS	$ 166
Investment, Identifier [Axis]: Corporate Debt Instruments | BRISTOL-MYERS SQUIBB CO | 0.0555 | 02/22/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.55%
Face Amount	$ 24
TOTAL INVESTMENTS	$ 24
Investment, Identifier [Axis]: Corporate Debt Instruments | BRIXMOR OPERATING PART | 0.0225 | 04/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.25%
Face Amount	$ 220
TOTAL INVESTMENTS	$ 211
Investment, Identifier [Axis]: Corporate Debt Instruments | BRIXMOR OPERATING PART | 0.025 | 08/16/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 115
TOTAL INVESTMENTS	$ 103
Investment, Identifier [Axis]: Corporate Debt Instruments | BROADCOM INC | 0.048 | 02/15/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.80%
Face Amount	$ 91
TOTAL INVESTMENTS	$ 90
Investment, Identifier [Axis]: Corporate Debt Instruments | BROADCOM INC | 0.0505 | 07/12/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.05%
Face Amount	$ 500
TOTAL INVESTMENTS	$ 515
Investment, Identifier [Axis]: Corporate Debt Instruments | BROOKFIELD FINANCE INC | 0.039 | 01/25/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.90%
Face Amount	$ 297
TOTAL INVESTMENTS	$ 296
Investment, Identifier [Axis]: Corporate Debt Instruments | BROOKFIELD FINANCE INC | 0.047 | 09/20/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.70%
Face Amount	$ 13
TOTAL INVESTMENTS	$ 11
Investment, Identifier [Axis]: Corporate Debt Instruments | BROOKFIELD FINANCE INC | 0.0485 | 03/29/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.85%
Face Amount	$ 96
TOTAL INVESTMENTS	$ 98
Investment, Identifier [Axis]: Corporate Debt Instruments | BROWN & BROWN INC | 0.02375 | 03/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.375%
Face Amount	$ 100
TOTAL INVESTMENTS	$ 90
Investment, Identifier [Axis]: Corporate Debt Instruments | BUNGE LTD FIN CORP | 0.032 | 04/21/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.20%
Face Amount	$ 300
TOTAL INVESTMENTS	$ 282
Investment, Identifier [Axis]: Corporate Debt Instruments | BUNGE LTD FINANCE CORP | 0.0275 | 05/14/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.75%
Face Amount	$ 260
TOTAL INVESTMENTS	$ 239
Investment, Identifier [Axis]: Corporate Debt Instruments | BUNGE LTD FINANCE CORP | 0.0465 | 09/17/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.65%
Face Amount	$ 242
TOTAL INVESTMENTS	$ 237
Investment, Identifier [Axis]: Corporate Debt Instruments | BURLINGTN NORTH SANTA FE | 0.04375 | 09/01/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.375%
Face Amount	$ 130
TOTAL INVESTMENTS	$ 115
Investment, Identifier [Axis]: Corporate Debt Instruments | CADENCE DESIGN SYSTEM INC | 0.047 | 09/10/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.70%
Face Amount	$ 314
TOTAL INVESTMENTS	$ 314
Investment, Identifier [Axis]: Corporate Debt Instruments | CAIXABANK SA | 0.0684 | 09/13/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.84%
Face Amount	$ 420
TOTAL INVESTMENTS	$ 468
Investment, Identifier [Axis]: Corporate Debt Instruments | CAIXABANK | 0.05581 | 07/03/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.581%
Face Amount	$ 555
TOTAL INVESTMENTS	$ 570
Investment, Identifier [Axis]: Corporate Debt Instruments | CANADIAN PAC RY CO | 0.047 | 05/01/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.70%
Face Amount	$ 217
TOTAL INVESTMENTS	$ 191
Investment, Identifier [Axis]: Corporate Debt Instruments | CANADIAN PACIFIC RR CO | 0.0575 | 03/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.75%
Face Amount	$ 70
TOTAL INVESTMENTS	$ 74
Investment, Identifier [Axis]: Corporate Debt Instruments | CAPITAL ONE FINANCIAL CO | 0.04927 | 05/10/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.927%
Face Amount	$ 29
TOTAL INVESTMENTS	$ 29
Investment, Identifier [Axis]: Corporate Debt Instruments | CAPITAL ONE FINANCIAL CO | 0.05197 | 09/11/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.197%
Face Amount	$ 210
TOTAL INVESTMENTS	$ 209
Investment, Identifier [Axis]: Corporate Debt Instruments | CAPITAL ONE FINANCIAL CO | 0.06312 | 06/08/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.312%
Face Amount	$ 145
TOTAL INVESTMENTS	$ 152
Investment, Identifier [Axis]: Corporate Debt Instruments | CAPITAL ONE FINANCIAL CO | 0.07624 | 10/30/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.624%
Face Amount	$ 427
TOTAL INVESTMENTS	483
Investment, Identifier [Axis]: Corporate Debt Instruments | CAPITAL ONE FINANCIAL CO | VR | 11/02/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	34
TOTAL INVESTMENTS	$ 33
Investment, Identifier [Axis]: Corporate Debt Instruments | CAPITAL ONE FINL CORP | 0.057 | 02/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.70%
Face Amount	$ 190
TOTAL INVESTMENTS	$ 198
Investment, Identifier [Axis]: Corporate Debt Instruments | CARDINAL HEALTH INC | 0.0545 | 02/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.45%
Face Amount	$ 100
TOTAL INVESTMENTS	$ 104
Investment, Identifier [Axis]: Corporate Debt Instruments | CB RICHARD ELLIS SVCS INC | 0.048 | 06/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.80%
Face Amount	$ 52
TOTAL INVESTMENTS	$ 53
Investment, Identifier [Axis]: Corporate Debt Instruments | CENCORA INC | 0.05125 | 02/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.125%
Face Amount	$ 280
TOTAL INVESTMENTS	$ 287
Investment, Identifier [Axis]: Corporate Debt Instruments | CENTERPOINT ENER HOUSTON | 0.03 | 02/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 91
TOTAL INVESTMENTS	$ 90
Investment, Identifier [Axis]: Corporate Debt Instruments | CF INDS INC | 0.053 | 11/26/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.30%
Face Amount	$ 125
TOTAL INVESTMENTS	$ 125
Investment, Identifier [Axis]: Corporate Debt Instruments | CF INDUSTRIES INC | 0.0515 | 3/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.15%
Face Amount	$ 125
Investment, Identifier [Axis]: Corporate Debt Instruments | CGI INC | 0.023 | 09/14/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.30%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 177
Investment, Identifier [Axis]: Corporate Debt Instruments | CHARTER COMM OPT LLC/CAP | 0.035 | 03/01/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 375
TOTAL INVESTMENTS	$ 260
Investment, Identifier [Axis]: Corporate Debt Instruments | CHARTER COMM OPT LLC/CAP | 0.037 | 04/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.70%
Face Amount	$ 130
TOTAL INVESTMENTS	$ 82
Investment, Identifier [Axis]: Corporate Debt Instruments | CHARTER COMM OPT LLC/CAP | 0.05375 | 04/01/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.375%
Face Amount	$ 48
TOTAL INVESTMENTS	$ 44
Investment, Identifier [Axis]: Corporate Debt Instruments | CHARTER COMM OPT LLC/CAP | 0.06384 | 10/23/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.384%
Face Amount	$ 390
TOTAL INVESTMENTS	$ 403
Investment, Identifier [Axis]: Corporate Debt Instruments | CHARTER COMM OPT LLC/CAP | 0.06834 | 10/23/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.834%
Face Amount	$ 70
TOTAL INVESTMENTS	$ 67
Investment, Identifier [Axis]: Corporate Debt Instruments | CHENIERE ENERGY INC | 0.0565 | 04/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.65%
Face Amount	$ 130
TOTAL INVESTMENTS	$ 135
Investment, Identifier [Axis]: Corporate Debt Instruments | CHENIERE ENERGY PARTNERS | 0.0555 | 10/30/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.55%
Face Amount	$ 115
TOTAL INVESTMENTS	$ 118
Investment, Identifier [Axis]: Corporate Debt Instruments | CIGNA CORP | 0.034 | 03/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.40%
Face Amount	$ 270
TOTAL INVESTMENTS	$ 268
Investment, Identifier [Axis]: Corporate Debt Instruments | CIGNA GROUP/THE | 0.05125 | 05/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.125%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 207
Investment, Identifier [Axis]: Corporate Debt Instruments | CINCINNATI FINL CORP | 0.0692 | 05/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.92%
Face Amount	$ 50
TOTAL INVESTMENTS	$ 53
Investment, Identifier [Axis]: Corporate Debt Instruments | CITIGROUP INC | 0.04412 | 03/31/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.412%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | CITIGROUP INC | 0.0445 | 09/29/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.45%
Face Amount	$ 21
TOTAL INVESTMENTS	$ 21
Investment, Identifier [Axis]: Corporate Debt Instruments | CITIGROUP INC | 0.04503 | 09/11/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.503%
Face Amount	$ 455
TOTAL INVESTMENTS	$ 456
Investment, Identifier [Axis]: Corporate Debt Instruments | CITIGROUP INC | 0.04542 | 09/19/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.542%
Face Amount	$ 328
TOTAL INVESTMENTS	$ 331
Investment, Identifier [Axis]: Corporate Debt Instruments | CITIGROUP INC | 0.05174 | 09/11/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.174%
Face Amount	$ 275
TOTAL INVESTMENTS	$ 278
Investment, Identifier [Axis]: Corporate Debt Instruments | CITIGROUP INC | 0.05449 | 06/11/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.449%
Face Amount	$ 350
TOTAL INVESTMENTS	362
Investment, Identifier [Axis]: Corporate Debt Instruments | CITIGROUP INC | VR | 01/25/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	183
TOTAL INVESTMENTS	168
Investment, Identifier [Axis]: Corporate Debt Instruments | CITIGROUP INC | VR | 07/24/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	290
TOTAL INVESTMENTS	$ 288
Investment, Identifier [Axis]: Corporate Debt Instruments | CLEVELAND ELECTRIC ILLUM | 0.0595 | 12/15/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.95%
Face Amount	$ 40
TOTAL INVESTMENTS	$ 42
Investment, Identifier [Axis]: Corporate Debt Instruments | CMS ENERGY CORP | 0.0295 | 02/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.95%
Face Amount	$ 39
TOTAL INVESTMENTS	$ 38
Investment, Identifier [Axis]: Corporate Debt Instruments | CNO GLOBAL FUNDING | 0.05875 | 06/04/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.875%
Face Amount	$ 500
TOTAL INVESTMENTS	$ 511
Investment, Identifier [Axis]: Corporate Debt Instruments | COCA-COLA FEMSA SAB CV | 0.0185 | 09/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.85%
Face Amount	$ 205
TOTAL INVESTMENTS	$ 173
Investment, Identifier [Axis]: Corporate Debt Instruments | CODELCO INC | 0.0644 | 01/26/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.44%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 217
Investment, Identifier [Axis]: Corporate Debt Instruments | COLUMBIA PIPELINE HOLDCO | 0.05097 | 10/01/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.097%
Face Amount	$ 83
TOTAL INVESTMENTS	$ 84
Investment, Identifier [Axis]: Corporate Debt Instruments | COLUMBIA PIPELINES OPCO | 0.05439 | 02/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.439%
Face Amount	$ 385
TOTAL INVESTMENTS	$ 393
Investment, Identifier [Axis]: Corporate Debt Instruments | COLUMBIA PIPELINES OPCO | 0.05927 | 08/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.927%
Face Amount	$ 350
TOTAL INVESTMENTS	$ 370
Investment, Identifier [Axis]: Corporate Debt Instruments | COLUMBIA PIPELINES OPCO | 0.05962 | 02/15/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.962%
Face Amount	$ 275
TOTAL INVESTMENTS	$ 271
Investment, Identifier [Axis]: Corporate Debt Instruments | COLUMBIA PIPELINES OPCO | 0.06036 | 11/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.036%
Face Amount	$ 423
TOTAL INVESTMENTS	$ 453
Investment, Identifier [Axis]: Corporate Debt Instruments | COMCAST CORP | 0.02887 | 11/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.887%
Face Amount	$ 669
TOTAL INVESTMENTS	$ 391
Investment, Identifier [Axis]: Corporate Debt Instruments | COMCAST CORP | 0.02937 | 11/01/2056
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.937%
Face Amount	$ 143
TOTAL INVESTMENTS	$ 80
Investment, Identifier [Axis]: Corporate Debt Instruments | COMCAST CORP | 0.032 | 07/15/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.20%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 171
Investment, Identifier [Axis]: Corporate Debt Instruments | COMCAST CORP | 0.034 | 04/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.40%
Face Amount	$ 1,375
TOTAL INVESTMENTS	$ 1,334
Investment, Identifier [Axis]: Corporate Debt Instruments | COMCAST CORP | 0.039 | 03/01/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.90%
Face Amount	$ 55
TOTAL INVESTMENTS	$ 48
Investment, Identifier [Axis]: Corporate Debt Instruments | COMCAST CORP | 0.0425 | 01/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.25%
Face Amount	$ 150
TOTAL INVESTMENTS	$ 147
Investment, Identifier [Axis]: Corporate Debt Instruments | COMCAST CORP | 0.05168 | 01/15/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.168%
Face Amount	$ 216
TOTAL INVESTMENTS	$ 213
Investment, Identifier [Axis]: Corporate Debt Instruments | COMMONSPIRIT HEALTH | 0.02782 | 10/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.782%
Face Amount	$ 545
TOTAL INVESTMENTS	$ 507
Investment, Identifier [Axis]: Corporate Debt Instruments | COMMONWEALTH EDISON CO | 0.0365 | 06/15/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.65%
Face Amount	$ 45
TOTAL INVESTMENTS	$ 34
Investment, Identifier [Axis]: Corporate Debt Instruments | COMMONWEALTH EDISON CO | 0.0375 | 08/15/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.75%
Face Amount	$ 70
TOTAL INVESTMENTS	$ 54
Investment, Identifier [Axis]: Corporate Debt Instruments | CONNECTICUT LT & PWR CO | 0.0495 | 08/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.95%
Face Amount	$ 428
TOTAL INVESTMENTS	$ 432
Investment, Identifier [Axis]: Corporate Debt Instruments | CONOCOPHILLIPS COMPANY | 0.055 | 01/15/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 320
TOTAL INVESTMENTS	$ 306
Investment, Identifier [Axis]: Corporate Debt Instruments | CONOCOPHILLIPS COMPANY | 0.0555 | 03/15/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.55%
Face Amount	$ 62
TOTAL INVESTMENTS	$ 60
Investment, Identifier [Axis]: Corporate Debt Instruments | CONSTELLATION ENERGY GEN LLC | 0.058 | 03/01/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.80%
Face Amount	$ 45
TOTAL INVESTMENTS	$ 48
Investment, Identifier [Axis]: Corporate Debt Instruments | CONSTELLATION ENERGY | 0.065 | 10/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.50%
Face Amount	$ 220
TOTAL INVESTMENTS	$ 240
Investment, Identifier [Axis]: Corporate Debt Instruments | CONSTELLATION SOFTWARE INC | 0.05461 | 02/16/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.461%
Face Amount	$ 106
TOTAL INVESTMENTS	$ 107
Investment, Identifier [Axis]: Corporate Debt Instruments | CONSTELLATION SOFTWARE | 0.05158 | 02/16/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.158%
Face Amount	$ 144
TOTAL INVESTMENTS	$ 147
Investment, Identifier [Axis]: Corporate Debt Instruments | CONSUMERS ENERGY CO | 0.04625 | 05/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.625%
Face Amount	$ 265
TOTAL INVESTMENTS	$ 266
Investment, Identifier [Axis]: Corporate Debt Instruments | COOPERATIEVE RABOBANK UA | 0.05564 | 02/28/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.564%
Face Amount	$ 400
TOTAL INVESTMENTS	$ 412
Investment, Identifier [Axis]: Corporate Debt Instruments | COOPERATIEVE RABOBANK | 0.0499 | 05/27/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.99%
Face Amount	$ 250
TOTAL INVESTMENTS	$ 256
Investment, Identifier [Axis]: Corporate Debt Instruments | COREBRIDGE FINANCIAL INC | 0.0365 | 04/05/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.65%
Face Amount	$ 145
TOTAL INVESTMENTS	$ 144
Investment, Identifier [Axis]: Corporate Debt Instruments | COREBRIDGE FINANCIAL INC | 0.0385 | 04/05/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.85%
Face Amount	$ 105
TOTAL INVESTMENTS	$ 103
Investment, Identifier [Axis]: Corporate Debt Instruments | CORPORATE OFFICE PROP LP | 0.02 | 01/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Face Amount	$ 90
TOTAL INVESTMENTS	$ 84
Investment, Identifier [Axis]: Corporate Debt Instruments | CORPORATE OFFICE PROP LP | 0.0275 | 04/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.75%
Face Amount	$ 362
TOTAL INVESTMENTS	$ 330
Investment, Identifier [Axis]: Corporate Debt Instruments | COTERRA ENERGY INC | 0.054 | 02/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.40%
Face Amount	$ 210
TOTAL INVESTMENTS	213
Investment, Identifier [Axis]: Corporate Debt Instruments | CREDIT AGR MTN V-D | VR | 5/27/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	$ 520
Investment, Identifier [Axis]: Corporate Debt Instruments | CREDIT AGRICOLE SA | 0.04818 | 09/25/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.818%
Face Amount	$ 250
TOTAL INVESTMENTS	$ 250
Investment, Identifier [Axis]: Corporate Debt Instruments | CREDIT AGRICOLE SA | 0.05862 | 01/09/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.862%
Face Amount	$ 535
TOTAL INVESTMENTS	$ 564
Investment, Identifier [Axis]: Corporate Debt Instruments | CSL FINANCE PLC | 0.0385 | 04/27/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.85%
Face Amount	$ 215
TOTAL INVESTMENTS	$ 215
Investment, Identifier [Axis]: Corporate Debt Instruments | CSX CORP | 0.06 | 10/01/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Face Amount	$ 175
TOTAL INVESTMENTS	$ 190
Investment, Identifier [Axis]: Corporate Debt Instruments | DANSKE BANK | 0.04613 | 10/02/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.613%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 202
Investment, Identifier [Axis]: Corporate Debt Instruments | DANSKE BANK | 0.05019 | 03/04/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.019%
Face Amount	$ 245
TOTAL INVESTMENTS	$ 250
Investment, Identifier [Axis]: Corporate Debt Instruments | DANSKE BANK | 0.05705 | 03/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.705%
Face Amount	$ 400
TOTAL INVESTMENTS	$ 416
Investment, Identifier [Axis]: Corporate Debt Instruments | DELL INT LLC / EMC CORP | 0.053 | 04/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.30%
Face Amount	$ 555
TOTAL INVESTMENTS	$ 571
Investment, Identifier [Axis]: Corporate Debt Instruments | DELL INT LLC/EMC CORP | 0.0525 | 02/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.25%
Face Amount	$ 146
TOTAL INVESTMENTS	$ 149
Investment, Identifier [Axis]: Corporate Debt Instruments | DELL INTL L L C / EMC CORP | 0.0602 | 06/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.02%
Face Amount	$ 17
TOTAL INVESTMENTS	$ 17
Investment, Identifier [Axis]: Corporate Debt Instruments | DELTA AIR LINES 2015-1AA | 0.03625 | 07/30/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.625%
Face Amount	$ 789
TOTAL INVESTMENTS	$ 780
Investment, Identifier [Axis]: Corporate Debt Instruments | DELTA AIR LINES 2020-AA | 0.02 | 06/10/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Face Amount	$ 41
TOTAL INVESTMENTS	$ 39
Investment, Identifier [Axis]: Corporate Debt Instruments | DEUTSCHE BANK AG | 0.04469 | 12/10/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.469%
Face Amount	$ 150
TOTAL INVESTMENTS	$ 149
Investment, Identifier [Axis]: Corporate Debt Instruments | DEUTSCHE BANK AG | 0.0495 | 08/31/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.95%
Face Amount	$ 425
TOTAL INVESTMENTS	$ 429
Investment, Identifier [Axis]: Corporate Debt Instruments | DEUTSCHE BANK AG | 0.05414 | 05/10/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.414%
Face Amount	$ 150
TOTAL INVESTMENTS	$ 156
Investment, Identifier [Axis]: Corporate Debt Instruments | DEUTSCHE BANK NY | 0.05297 | 05/09/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.297%
Face Amount	$ 360
TOTAL INVESTMENTS	$ 369
Investment, Identifier [Axis]: Corporate Debt Instruments | DEUTSCHE BANK | 0.05373 | 01/10/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.373%
Face Amount	$ 210
TOTAL INVESTMENTS	$ 214
Investment, Identifier [Axis]: Corporate Debt Instruments | DEUTSCHE BANK | 0.0672 | 01/18/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.72%
Face Amount	$ 239
TOTAL INVESTMENTS	$ 250
Investment, Identifier [Axis]: Corporate Debt Instruments | DEUTSCHE BANK | 0.06819 | 11/20/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.819%
Face Amount	$ 190
TOTAL INVESTMENTS	$ 203
Investment, Identifier [Axis]: Corporate Debt Instruments | DEUTSCHE BANK | 0.07146 | 07/13/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.146%
Face Amount	$ 245
TOTAL INVESTMENTS	$ 249
Investment, Identifier [Axis]: Corporate Debt Instruments | DEVON ENERGY CORP | 0.0575 | 09/15/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.75%
Face Amount	$ 80
TOTAL INVESTMENTS	$ 74
Investment, Identifier [Axis]: Corporate Debt Instruments | DH EUROPE FINANCE II | 0.0325 | 11/15/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.25%
Face Amount	$ 80
TOTAL INVESTMENTS	$ 66
Investment, Identifier [Axis]: Corporate Debt Instruments | DOMINION ENERGY GAS | 0.062 | 1/15/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.20%
Face Amount	$ 120
Investment, Identifier [Axis]: Corporate Debt Instruments | DOMINION ENERGY INC | 0.03375 | 04/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.375%
Face Amount	$ 210
TOTAL INVESTMENTS	$ 203
Investment, Identifier [Axis]: Corporate Debt Instruments | DOMINION RESOURCES INC | 0.0285 | 08/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.85%
Face Amount	$ 76
TOTAL INVESTMENTS	$ 75
Investment, Identifier [Axis]: Corporate Debt Instruments | DOMINOS PIZZA MASTER | 0.04116 | 7/25/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.116%
Face Amount	$ 464
Investment, Identifier [Axis]: Corporate Debt Instruments | DOWDUPONT INC | 0.05319 | 11/15/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.319%
Face Amount	$ 602
TOTAL INVESTMENTS	$ 603
Investment, Identifier [Axis]: Corporate Debt Instruments | DTE ELECT SECUR FND II | 0.0609 | 09/01/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.09%
Face Amount	$ 300
TOTAL INVESTMENTS	$ 324
Investment, Identifier [Axis]: Corporate Debt Instruments | DTE ELECTRIC CO | 0.0365 | 03/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.65%
Face Amount	$ 160
TOTAL INVESTMENTS	$ 118
Investment, Identifier [Axis]: Corporate Debt Instruments | DTE ELECTRIC CO | 0.054 | 04/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.40%
Face Amount	$ 130
TOTAL INVESTMENTS	$ 126
Investment, Identifier [Axis]: Corporate Debt Instruments | DTE ENERGY CO | 0.0585 | 06/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.85%
Face Amount	$ 412
TOTAL INVESTMENTS	$ 439
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY CORP | 0.0265 | 09/01/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.65%
Face Amount	$ 43
TOTAL INVESTMENTS	$ 43
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY CORP | 0.057 | 09/15/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.70%
Face Amount	$ 180
TOTAL INVESTMENTS	$ 175
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY CORP | 0.061 | 09/15/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.10%
Face Amount	$ 250
TOTAL INVESTMENTS	$ 259
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY FLA LLC | 0.062 | 11/15/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.20%
Face Amount	$ 180
TOTAL INVESTMENTS	$ 193
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY FLORIDA LLC | 0.025 | 12/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 300
TOTAL INVESTMENTS	$ 283
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY FLORIDA LLC | 0.038 | 07/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.80%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY OHIO INC | 0.043 | 02/01/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.30%
Face Amount	$ 60
TOTAL INVESTMENTS	$ 49
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY PROGRESS INC | 0.042 | 08/15/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.20%
Face Amount	$ 130
TOTAL INVESTMENTS	$ 108
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY PROGRESS LLC | 0.029 | 08/15/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.90%
Face Amount	$ 180
TOTAL INVESTMENTS	$ 113
Investment, Identifier [Axis]: Corporate Debt Instruments | EASTERN GAS TRAN | 0.039 | 11/15/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.90%
Face Amount	$ 206
TOTAL INVESTMENTS	$ 150
Investment, Identifier [Axis]: Corporate Debt Instruments | EIDP INC | 0.05125 | 05/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.125%
Face Amount	$ 350
TOTAL INVESTMENTS	$ 359
Investment, Identifier [Axis]: Corporate Debt Instruments | EL PASO ENERGY CORP MED TERM NOTE | 0.078 | 08/01/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.80%
Face Amount	$ 150
TOTAL INVESTMENTS	$ 174
Investment, Identifier [Axis]: Corporate Debt Instruments | ELECTRICITE DE FRANCE | 0.0595 | 04/22/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.95%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 213
Investment, Identifier [Axis]: Corporate Debt Instruments | ELEMENT FLEET MANAGEMENT | 0.05643 | 03/13/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.643%
Face Amount	$ 149
TOTAL INVESTMENTS	$ 152
Investment, Identifier [Axis]: Corporate Debt Instruments | ELEMENT FLEET MANAGEMENT | 0.06319 | 12/04/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.319%
Face Amount	$ 530
TOTAL INVESTMENTS	$ 559
Investment, Identifier [Axis]: Corporate Debt Instruments | ELEVANCE HEALTH INC | 0.0475 | 02/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.75%
Face Amount	$ 143
TOTAL INVESTMENTS	$ 143
Investment, Identifier [Axis]: Corporate Debt Instruments | ELI LILLY & CO | 0.05 | 02/09/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 270
TOTAL INVESTMENTS	$ 252
Investment, Identifier [Axis]: Corporate Debt Instruments | EMERA US FINANCE LP | 0.0355 | 06/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.55%
Face Amount	$ 70
TOTAL INVESTMENTS	$ 70
Investment, Identifier [Axis]: Corporate Debt Instruments | EMERA US FINANCE LP | 0.0475 | 06/15/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.75%
Face Amount	$ 150
TOTAL INVESTMENTS	$ 128
Investment, Identifier [Axis]: Corporate Debt Instruments | ENBRIDGE INC | 0.05625 | 04/05/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.625%
Face Amount	$ 245
TOTAL INVESTMENTS	$ 256
Investment, Identifier [Axis]: Corporate Debt Instruments | ENBRIDGE INC | 0.057 | 03/08/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.70%
Face Amount	$ 180
TOTAL INVESTMENTS	$ 190
Investment, Identifier [Axis]: Corporate Debt Instruments | ENERGY TRANSFER LP | 0.056 | 09/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.60%
Face Amount	$ 434
TOTAL INVESTMENTS	$ 447
Investment, Identifier [Axis]: Corporate Debt Instruments | ENERGY TRANSFER OPERATNG | 0.0625 | 04/15/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.25%
Face Amount	$ 209
TOTAL INVESTMENTS	$ 207
Investment, Identifier [Axis]: Corporate Debt Instruments | ENERGY TRANSFER PARTNERS | 0.06 | 06/15/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Face Amount	$ 268
TOTAL INVESTMENTS	$ 260
Investment, Identifier [Axis]: Corporate Debt Instruments | ENI SPA | 0.0595 | 05/15/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.95%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 198
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTERGY LA LLC | 0.058 | 03/15/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.80%
Face Amount	$ 225
TOTAL INVESTMENTS	$ 226
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTERGY LOUISIANA LLC | 0.024 | 10/01/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.40%
Face Amount	$ 59
TOTAL INVESTMENTS	$ 58
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTERGY LOUISIANA LLC | 0.029 | 03/15/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.90%
Face Amount	$ 140
TOTAL INVESTMENTS	$ 88
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTERGY LOUISIANA LLC | 0.0305 | 06/01/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.05%
Face Amount	$ 57
TOTAL INVESTMENTS	$ 53
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTERGY LOUISIANA LLC | 0.0312 | 09/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.12%
Face Amount	$ 40
TOTAL INVESTMENTS	$ 40
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTERGY MISSISSIPPI INC | 0.0385 | 06/01/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.85%
Face Amount	$ 190
TOTAL INVESTMENTS	$ 145
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTERPRISE PRODUCTS OPER | 0.049 | 05/15/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.90%
Face Amount	$ 180
TOTAL INVESTMENTS	$ 163
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTERPRISE PRODUCTS OPER | 0.0495 | 02/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.95%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 202
Investment, Identifier [Axis]: Corporate Debt Instruments | EQUINIX EUROPE 2 FI COR LLC | 0.046 | 11/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.60%
Face Amount	$ 390
TOTAL INVESTMENTS	$ 391
Investment, Identifier [Axis]: Corporate Debt Instruments | ESSEX PORTFOLIO LP | 0.0165 | 01/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.65%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 175
Investment, Identifier [Axis]: Corporate Debt Instruments | EVERGY INC | 0.029 | 09/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.90%
Face Amount	$ 125
TOTAL INVESTMENTS	$ 119
Investment, Identifier [Axis]: Corporate Debt Instruments | EVERGY METRO INC | 0.0495 | 04/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.95%
Face Amount	$ 284
TOTAL INVESTMENTS	$ 289
Investment, Identifier [Axis]: Corporate Debt Instruments | EVERGY METRO | 0.054 | 04/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.40%
Face Amount	$ 110
TOTAL INVESTMENTS	$ 114
Investment, Identifier [Axis]: Corporate Debt Instruments | EVERGY MISSOURI W STORM | 0.05104 | 12/01/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.104%
Face Amount	$ 266
TOTAL INVESTMENTS	$ 272
Investment, Identifier [Axis]: Corporate Debt Instruments | EXELON CORP | 0.051 | 06/15/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.10%
Face Amount	$ 170
TOTAL INVESTMENTS	$ 157
Investment, Identifier [Axis]: Corporate Debt Instruments | EXELON GENERATION CO LLC | 0.0625 | 10/01/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.25%
Face Amount	$ 180
TOTAL INVESTMENTS	$ 195
Investment, Identifier [Axis]: Corporate Debt Instruments | EXTRA SPACE STORAGE | 0.04 | 06/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 214
TOTAL INVESTMENTS	$ 212
Investment, Identifier [Axis]: Corporate Debt Instruments | EXXON MOBIL CORPORATION | 0.02995 | 08/16/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.995%
Face Amount	$ 400
TOTAL INVESTMENTS	$ 320
Investment, Identifier [Axis]: Corporate Debt Instruments | F&G ANNUITIES & LIFE INC | 0.065 | 06/04/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.50%
Face Amount	$ 115
TOTAL INVESTMENTS	$ 120
Investment, Identifier [Axis]: Corporate Debt Instruments | FISERV INC | 0.0515 | 08/12/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.15%
Face Amount	$ 305
TOTAL INVESTMENTS	$ 303
Investment, Identifier [Axis]: Corporate Debt Instruments | FISERV INC | 0.0525 | 8/11/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.25%
Face Amount	$ 140
Investment, Identifier [Axis]: Corporate Debt Instruments | FLORIDA POWER & LIGHT | 0.05 | 08/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 1,970
TOTAL INVESTMENTS	$ 2,015
Investment, Identifier [Axis]: Corporate Debt Instruments | FLORIDA PWR & LT CO | 0.053 | 04/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.30%
Face Amount	$ 140
TOTAL INVESTMENTS	$ 134
Investment, Identifier [Axis]: Corporate Debt Instruments | FORD FOUNDATION/THE | 0.02815 | 06/01/2070
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.815%
Face Amount	$ 90
TOTAL INVESTMENTS	$ 51
Investment, Identifier [Axis]: Corporate Debt Instruments | FORTIS INC | 0.03055 | 10/04/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.055%
Face Amount	$ 106
TOTAL INVESTMENTS	$ 105
Investment, Identifier [Axis]: Corporate Debt Instruments | GA GLOBAL FUNDING TRUST | 0.052 | 12/09/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.20%
Face Amount	$ 150
TOTAL INVESTMENTS	$ 152
Investment, Identifier [Axis]: Corporate Debt Instruments | GA GLOBAL FUNDING TRUST | 0.055 | 04/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 254
TOTAL INVESTMENTS	$ 260
Investment, Identifier [Axis]: Corporate Debt Instruments | GALLAGHER ARTHUR J & CO | 0.0575 | 07/15/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.75%
Face Amount	$ 90
TOTAL INVESTMENTS	$ 88
Investment, Identifier [Axis]: Corporate Debt Instruments | GENPACT LUXEMBOURG SA | 0.06 | 06/04/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Face Amount	$ 209
TOTAL INVESTMENTS	$ 218
Investment, Identifier [Axis]: Corporate Debt Instruments | GILEAD SCIENCES INC | 0.026 | 10/01/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.60%
Face Amount	$ 379
TOTAL INVESTMENTS	$ 280
Investment, Identifier [Axis]: Corporate Debt Instruments | GLENCORE FUNDING LLC | 0.05634 | 04/04/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.634%
Face Amount	$ 190
TOTAL INVESTMENTS	$ 199
Investment, Identifier [Axis]: Corporate Debt Instruments | GLOBAL PAYMENTS INC | 0.029 | 05/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.90%
Face Amount	$ 67
TOTAL INVESTMENTS	$ 62
Investment, Identifier [Axis]: Corporate Debt Instruments | GLOBAL PAYMENTS INC | 0.029 | 11/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.90%
Face Amount	$ 129
TOTAL INVESTMENTS	$ 116
Investment, Identifier [Axis]: Corporate Debt Instruments | GLOBAL PAYMENTS INC | 0.032 | 08/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.20%
Face Amount	$ 186
TOTAL INVESTMENTS	$ 177
Investment, Identifier [Axis]: Corporate Debt Instruments | GLOBAL PMTS INC | 0.0555 | 11/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.55%
Face Amount	$ 570
TOTAL INVESTMENTS	$ 567
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | 0.04939 | 10/21/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.939%
Face Amount	$ 400
TOTAL INVESTMENTS	$ 397
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | 0.05049 | 07/23/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.049%
Face Amount	$ 315
TOTAL INVESTMENTS	$ 323
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | 0.05218 | 04/23/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.218%
Face Amount	$ 467
TOTAL INVESTMENTS	$ 482
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | 0.0533 | 07/23/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.33%
Face Amount	$ 665
TOTAL INVESTMENTS	$ 683
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | 0.06484 | 10/24/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.484%
Face Amount	$ 250
TOTAL INVESTMENTS	265
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | VR | 01/27/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	400
TOTAL INVESTMENTS	355
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | VR | 02/24/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	234
TOTAL INVESTMENTS	230
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | VR | 02/24/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	320
TOTAL INVESTMENTS	295
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | VR | 07/21/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	290
TOTAL INVESTMENTS	260
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | VR | 10/21/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	61
TOTAL INVESTMENTS	$ 60
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLUB CAPITAL BDC | 0.0705 | 12/05/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.05%
Face Amount	$ 287
TOTAL INVESTMENTS	$ 303
Investment, Identifier [Axis]: Corporate Debt Instruments | GOODMAN US FINANCE SIX | 0.05125 | 10/07/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.125%
Face Amount	$ 100
TOTAL INVESTMENTS	$ 100
Investment, Identifier [Axis]: Corporate Debt Instruments | HACKENSACK MERIDIAN HLTH | 0.02675 | 09/01/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.675%
Face Amount	$ 445
TOTAL INVESTMENTS	$ 323
Investment, Identifier [Axis]: Corporate Debt Instruments | HACKENSACK MERIDIAN HLTH | 0.02875 | 09/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.875%
Face Amount	$ 250
TOTAL INVESTMENTS	$ 161
Investment, Identifier [Axis]: Corporate Debt Instruments | HALLIBURTON CO | 0.0485 | 11/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.85%
Face Amount	$ 43
TOTAL INVESTMENTS	$ 42
Investment, Identifier [Axis]: Corporate Debt Instruments | HALLIBURTON COMPANY | 0.067 | 09/15/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.70%
Face Amount	$ 50
TOTAL INVESTMENTS	$ 55
Investment, Identifier [Axis]: Corporate Debt Instruments | HANOVER INSURANCE GROUP | 0.025 | 09/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 140
TOTAL INVESTMENTS	$ 127
Investment, Identifier [Axis]: Corporate Debt Instruments | HARRIS CORPORATION | 0.04854 | 04/27/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.854%
Face Amount	$ 40
TOTAL INVESTMENTS	$ 40
Investment, Identifier [Axis]: Corporate Debt Instruments | HARTFORD FINL SVCS GRP | 0.043 | 04/15/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.30%
Face Amount	$ 90
TOTAL INVESTMENTS	$ 77
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.035 | 07/15/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 92
TOTAL INVESTMENTS	$ 62
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.03625 | 03/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.625%
Face Amount	$ 90
TOTAL INVESTMENTS	$ 85
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.049 | 11/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.90%
Face Amount	$ 160
TOTAL INVESTMENTS	$ 158
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.05125 | 06/15/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.125%
Face Amount	$ 175
TOTAL INVESTMENTS	$ 169
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.055 | 06/15/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 105
TOTAL INVESTMENTS	$ 99
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.055 | 3/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 90
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.056 | 04/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.60%
Face Amount	$ 570
TOTAL INVESTMENTS	$ 594
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.0575 | 03/01/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.75%
Face Amount	$ 215
TOTAL INVESTMENTS	$ 226
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.061 | 04/01/2064
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.10%
Face Amount	$ 130
TOTAL INVESTMENTS	$ 129
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC. | 0.0595 | 09/15/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.95%
Face Amount	$ 100
TOTAL INVESTMENTS	$ 99
Investment, Identifier [Axis]: Corporate Debt Instruments | HEALTH CARE REIT INC | 0.065 | 03/15/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.50%
Face Amount	$ 140
TOTAL INVESTMENTS	$ 156
Investment, Identifier [Axis]: Corporate Debt Instruments | HEALTH CARE SERVICE CORP | 0.0545 | 06/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.45%
Face Amount	$ 455
TOTAL INVESTMENTS	$ 466
Investment, Identifier [Axis]: Corporate Debt Instruments | HEALTHPEAK PROPERTIES | 0.02125 | 12/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.125%
Face Amount	$ 271
TOTAL INVESTMENTS	$ 256
Investment, Identifier [Axis]: Corporate Debt Instruments | HOME DEPOT INC | 0.03625 | 04/15/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.625%
Face Amount	$ 170
TOTAL INVESTMENTS	$ 124
Investment, Identifier [Axis]: Corporate Debt Instruments | HONEYWELL INTERNATIONAL | 0.0525 | 03/01/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.25%
Face Amount	$ 210
TOTAL INVESTMENTS	$ 198
Investment, Identifier [Axis]: Corporate Debt Instruments | HSBC HLDGS PLC | 0.04619 | 11/06/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.619%
Face Amount	$ 285
TOTAL INVESTMENTS	$ 286
Investment, Identifier [Axis]: Corporate Debt Instruments | HSBC HLDGS PLC | 0.05133 | 11/06/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.133%
Face Amount	$ 330
TOTAL INVESTMENTS	$ 331
Investment, Identifier [Axis]: Corporate Debt Instruments | HSBC HOLDINGS PLC | 0.0513 | 03/03/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.13%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 205
Investment, Identifier [Axis]: Corporate Debt Instruments | HSBC HOLDINGS PLC | 0.05286 | 11/19/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.286%
Face Amount	$ 420
TOTAL INVESTMENTS	433
Investment, Identifier [Axis]: Corporate Debt Instruments | HSBC HOLDINGS PLC | VR | 08/18/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	320
TOTAL INVESTMENTS	$ 291
Investment, Identifier [Axis]: Corporate Debt Instruments | HUNTINGTON BANCSHARES INC | 0.05272 | 01/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.272%
Face Amount	$ 150
TOTAL INVESTMENTS	$ 154
Investment, Identifier [Axis]: Corporate Debt Instruments | HYUNDAI CAPITAL AMERICA | 0.053 | 06/24/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.30%
Face Amount	$ 430
TOTAL INVESTMENTS	$ 443
Investment, Identifier [Axis]: Corporate Debt Instruments | ING GROEP NV | 0.0395 | 03/29/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.95%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | ING GROEP NV | 0.06114 | 09/11/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.114%
Face Amount	$ 242
TOTAL INVESTMENTS	$ 261
Investment, Identifier [Axis]: Corporate Debt Instruments | INTEL CORP | 0.0305 | 08/12/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.05%
Face Amount	$ 100
TOTAL INVESTMENTS	$ 61
Investment, Identifier [Axis]: Corporate Debt Instruments | INTEL CORP | 0.0325 | 11/15/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.25%
Face Amount	$ 100
TOTAL INVESTMENTS	$ 64
Investment, Identifier [Axis]: Corporate Debt Instruments | INTEL CORP | 0.03734 | 12/08/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.734%
Face Amount	$ 120
TOTAL INVESTMENTS	$ 85
Investment, Identifier [Axis]: Corporate Debt Instruments | INTERSTATE PWR & LT CO | 0.0495 | 09/30/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.95%
Face Amount	$ 100
TOTAL INVESTMENTS	$ 100
Investment, Identifier [Axis]: Corporate Debt Instruments | INTERSTATE PWR & LT CO | 0.0545 | 09/30/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.45%
Face Amount	$ 115
TOTAL INVESTMENTS	$ 109
Investment, Identifier [Axis]: Corporate Debt Instruments | INTUIT SR NT | 0.055 | 09/15/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 70
TOTAL INVESTMENTS	$ 69
Investment, Identifier [Axis]: Corporate Debt Instruments | ITC HOLDINGS CORP | 0.054 | 06/01/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.40%
Face Amount	$ 500
TOTAL INVESTMENTS	$ 515
Investment, Identifier [Axis]: Corporate Debt Instruments | JB HUNT TRANSPRT SVCS | 0.049 | 03/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.90%
Face Amount	$ 371
TOTAL INVESTMENTS	$ 379
Investment, Identifier [Axis]: Corporate Debt Instruments | JBS USA HOLDING LUX | 0.055 | 01/15/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 315
TOTAL INVESTMENTS	$ 320
Investment, Identifier [Axis]: Corporate Debt Instruments | JBS USA HOLDING LUX | 0.06375 | 04/15/2066
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.375%
Face Amount	$ 360
TOTAL INVESTMENTS	$ 358
Investment, Identifier [Axis]: Corporate Debt Instruments | JBS USA LUX SA | 0.0375 | 12/01/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.75%
Face Amount	$ 245
TOTAL INVESTMENTS	$ 233
Investment, Identifier [Axis]: Corporate Debt Instruments | JBS USA LUX SA | 0.065 | 12/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.50%
Face Amount	$ 80
TOTAL INVESTMENTS	$ 82
Investment, Identifier [Axis]: Corporate Debt Instruments | JBS USA LUX | 0.0675 | 03/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.75%
Face Amount	$ 251
TOTAL INVESTMENTS	$ 277
Investment, Identifier [Axis]: Corporate Debt Instruments | JBS USA SARL/FOOD/GRP | 0.0595 | 04/20/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.95%
Face Amount	$ 90
TOTAL INVESTMENTS	$ 95
Investment, Identifier [Axis]: Corporate Debt Instruments | JERSEY CENTRAL PWR & LT | 0.0615 | 06/01/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.15%
Face Amount	$ 30
TOTAL INVESTMENTS	$ 32
Investment, Identifier [Axis]: Corporate Debt Instruments | JPMORGAN CHASE & CO | 0.05766 | 04/22/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.766%
Face Amount	$ 275
TOTAL INVESTMENTS	293
Investment, Identifier [Axis]: Corporate Debt Instruments | JPMORGAN CHASE & CO | VR | 07/23/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	600
TOTAL INVESTMENTS	$ 602
Investment, Identifier [Axis]: Corporate Debt Instruments | KANSAS CITY POWER & LT | 0.042 | 03/15/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.20%
Face Amount	$ 60
TOTAL INVESTMENTS	$ 49
Investment, Identifier [Axis]: Corporate Debt Instruments | KBC GROUP | 0.04454 | 09/23/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.454%
Face Amount	$ 420
TOTAL INVESTMENTS	$ 419
Investment, Identifier [Axis]: Corporate Debt Instruments | KBC GROUP | 0.06324 | 09/21/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.324%
Face Amount	$ 350
TOTAL INVESTMENTS	$ 382
Investment, Identifier [Axis]: Corporate Debt Instruments | KEYCORP FR | 0.05121 | 04/04/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.121%
Face Amount	$ 250
TOTAL INVESTMENTS	$ 257
Investment, Identifier [Axis]: Corporate Debt Instruments | KEYCORP | 0.04789 | 06/01/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.789%
Face Amount	$ 45
TOTAL INVESTMENTS	$ 45
Investment, Identifier [Axis]: Corporate Debt Instruments | KINDER MORGAN INC | 0.0585 | 06/01/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.85%
Face Amount	$ 81
TOTAL INVESTMENTS	$ 86
Investment, Identifier [Axis]: Corporate Debt Instruments | KINDER MORGAN INC/DELAWA | 0.0505 | 02/15/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.05%
Face Amount	$ 40
TOTAL INVESTMENTS	$ 36
Investment, Identifier [Axis]: Corporate Debt Instruments | KKR & CO INC | 0.051 | 08/07/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.10%
Face Amount	$ 522
TOTAL INVESTMENTS	$ 522
Investment, Identifier [Axis]: Corporate Debt Instruments | KLA CORP | 0.033 | 03/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.30%
Face Amount	$ 100
TOTAL INVESTMENTS	$ 69
Investment, Identifier [Axis]: Corporate Debt Instruments | KRAFT HEINZ FOODS CO | 0.04375 | 06/01/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.375%
Face Amount	$ 120
TOTAL INVESTMENTS	$ 99
Investment, Identifier [Axis]: Corporate Debt Instruments | KRAFT HEINZ FOODS CO | 0.04625 | 10/01/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.625%
Face Amount	$ 155
TOTAL INVESTMENTS	$ 142
Investment, Identifier [Axis]: Corporate Debt Instruments | KROGER CO | 0.05 | 09/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 90
TOTAL INVESTMENTS	$ 90
Investment, Identifier [Axis]: Corporate Debt Instruments | KROGER CO | 0.055 | 09/15/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 70
TOTAL INVESTMENTS	$ 67
Investment, Identifier [Axis]: Corporate Debt Instruments | L3HARRIS TECHNOLOGIES INC | 0.0525 | 06/01/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.25%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 208
Investment, Identifier [Axis]: Corporate Debt Instruments | L3HARRIS TECHNOLOGIES INC | 0.054 | 07/31/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.40%
Face Amount	$ 203
TOTAL INVESTMENTS	$ 211
Investment, Identifier [Axis]: Corporate Debt Instruments | LASMO USA INC DTD 11/12/97 | 0.073 | 11/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.30%
Face Amount	$ 70
TOTAL INVESTMENTS	$ 74
Investment, Identifier [Axis]: Corporate Debt Instruments | LEIDOS INC | 0.0575 | 03/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.75%
Face Amount	$ 110
TOTAL INVESTMENTS	$ 117
Investment, Identifier [Axis]: Corporate Debt Instruments | LLOYDS BANKING GROUP PLC | 0.04375 | 03/22/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.375%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 201
Investment, Identifier [Axis]: Corporate Debt Instruments | LLOYDS BANKING GROUP PLC | 0.04425 | 11/04/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.425%
Face Amount	$ 621
TOTAL INVESTMENTS	$ 619
Investment, Identifier [Axis]: Corporate Debt Instruments | LLOYDS BANKING GROUP PLC | 0.04943 | 11/04/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.943%
Face Amount	$ 325
TOTAL INVESTMENTS	$ 322
Investment, Identifier [Axis]: Corporate Debt Instruments | LLOYDS BANKING GROUP | 0.05462 | 01/05/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.462%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 203
Investment, Identifier [Axis]: Corporate Debt Instruments | LLOYDS BANKING GROUP | 0.05679 | 01/05/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.679%
Face Amount	$ 215
TOTAL INVESTMENTS	$ 226
Investment, Identifier [Axis]: Corporate Debt Instruments | LOUISVILLE GAS & ELEC | 0.0465 | 11/15/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.65%
Face Amount	$ 100
TOTAL INVESTMENTS	$ 88
Investment, Identifier [Axis]: Corporate Debt Instruments | LOWE'S COS INC | 0.03 | 10/15/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 225
TOTAL INVESTMENTS	$ 143
Investment, Identifier [Axis]: Corporate Debt Instruments | LOWE'S COS INC | 0.05625 | 04/15/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.625%
Face Amount	$ 124
TOTAL INVESTMENTS	$ 120
Investment, Identifier [Axis]: Corporate Debt Instruments | LOWES COS INC | 0.0485 | 10/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.85%
Face Amount	$ 242
TOTAL INVESTMENTS	$ 240
Investment, Identifier [Axis]: Corporate Debt Instruments | LUBRIZOL CORP | 0.065 | 10/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.50%
Face Amount	$ 193
TOTAL INVESTMENTS	$ 218
Investment, Identifier [Axis]: Corporate Debt Instruments | MACQUARIE AIRFINANCE HLDGS LTD | 0.0515 | 03/17/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.15%
Face Amount	$ 555
TOTAL INVESTMENTS	$ 563
Investment, Identifier [Axis]: Corporate Debt Instruments | MACQUARIE GROUP LIMITED | 0.06255 | 12/07/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.255%
Face Amount	$ 270
TOTAL INVESTMENTS	$ 294
Investment, Identifier [Axis]: Corporate Debt Instruments | MARS INC | 0.0565 | 05/01/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.65%
Face Amount	$ 400
TOTAL INVESTMENTS	$ 403
Investment, Identifier [Axis]: Corporate Debt Instruments | MARSH & MCLENNAN COS INC | 0.04375 | 03/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.375%
Face Amount	$ 325
TOTAL INVESTMENTS	$ 328
Investment, Identifier [Axis]: Corporate Debt Instruments | MARVELL TECHNOLOGY INC | 0.0295 | 04/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.95%
Face Amount	$ 300
TOTAL INVESTMENTS	$ 278
Investment, Identifier [Axis]: Corporate Debt Instruments | MARVELL TECHNOLOGY INC | 0.0545 | 07/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.45%
Face Amount	$ 500
TOTAL INVESTMENTS	$ 515
Investment, Identifier [Axis]: Corporate Debt Instruments | MARVELL TECHNOLOGY INC | 0.0575 | 02/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.75%
Face Amount	$ 250
TOTAL INVESTMENTS	$ 261
Investment, Identifier [Axis]: Corporate Debt Instruments | MASCO CORP | 0.02 | 10/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Face Amount	$ 57
TOTAL INVESTMENTS	$ 51
Investment, Identifier [Axis]: Corporate Debt Instruments | MASCO CORP | 0.065 | 08/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.50%
Face Amount	$ 110
TOTAL INVESTMENTS	$ 120
Investment, Identifier [Axis]: Corporate Debt Instruments | MASS MUTUAL LIFE INS CO | 0.05672 | 12/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.672%
Face Amount	$ 154
TOTAL INVESTMENTS	$ 149
Investment, Identifier [Axis]: Corporate Debt Instruments | MCDONALD'S CORP | 0.042 | 04/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.20%
Face Amount	$ 125
TOTAL INVESTMENTS	$ 101
Investment, Identifier [Axis]: Corporate Debt Instruments | MCDONALD'S CORP | 0.047 | 12/09/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.70%
Face Amount	$ 101
TOTAL INVESTMENTS	$ 100
Investment, Identifier [Axis]: Corporate Debt Instruments | MCDONALD'S CORP | 0.063 | 10/15/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.30%
Face Amount	$ 38
TOTAL INVESTMENTS	$ 42
Investment, Identifier [Axis]: Corporate Debt Instruments | MEAD JOHNSON NUTRITION C | 0.046 | 06/01/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.60%
Face Amount	$ 35
TOTAL INVESTMENTS	$ 31
Investment, Identifier [Axis]: Corporate Debt Instruments | MEMORIAL HEALTH SERVICES | 0.03447 | 11/01/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.447%
Face Amount	$ 310
TOTAL INVESTMENTS	$ 220
Investment, Identifier [Axis]: Corporate Debt Instruments | MERCK & CO INC | 0.029 | 12/10/2061
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.90%
Face Amount	$ 170
TOTAL INVESTMENTS	$ 99
Investment, Identifier [Axis]: Corporate Debt Instruments | MERCK & CO INC | 0.04 | 03/07/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 160
TOTAL INVESTMENTS	$ 128
Investment, Identifier [Axis]: Corporate Debt Instruments | MET LIFE GLOB FUNDING I | 0.033 | 03/21/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.30%
Face Amount	$ 542
TOTAL INVESTMENTS	$ 528
Investment, Identifier [Axis]: Corporate Debt Instruments | META PLATFORMS INC | 0.04875 | 11/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.875%
Face Amount	$ 410
TOTAL INVESTMENTS	$ 409
Investment, Identifier [Axis]: Corporate Debt Instruments | META PLATFORMS INC | 0.054 | 08/15/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.40%
Face Amount	$ 140
TOTAL INVESTMENTS	$ 130
Investment, Identifier [Axis]: Corporate Debt Instruments | META PLATFORMS INC | 0.055 | 11/15/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 410
TOTAL INVESTMENTS	$ 398
Investment, Identifier [Axis]: Corporate Debt Instruments | META PLATFORMS INC | 0.056 | 05/15/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.60%
Face Amount	$ 235
TOTAL INVESTMENTS	$ 225
Investment, Identifier [Axis]: Corporate Debt Instruments | META PLATFORMS INC | 0.05625 | 11/15/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.625%
Face Amount	$ 175
TOTAL INVESTMENTS	$ 168
Investment, Identifier [Axis]: Corporate Debt Instruments | MICROSOFT CORP | 0.03041 | 03/17/2062
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.041%
Face Amount	$ 46
TOTAL INVESTMENTS	$ 29
Investment, Identifier [Axis]: Corporate Debt Instruments | MID-AMERICA APARTMENTS | 0.017 | 02/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.70%
Face Amount	$ 160
TOTAL INVESTMENTS	$ 140
Investment, Identifier [Axis]: Corporate Debt Instruments | MIDAMERICAN ENERGY | 0.0585 | 09/15/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.85%
Face Amount	$ 110
TOTAL INVESTMENTS	$ 113
Investment, Identifier [Axis]: Corporate Debt Instruments | MIDMICHIGAN HEALTH | 0.03409 | 06/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.409%
Face Amount	$ 90
TOTAL INVESTMENTS	$ 62
Investment, Identifier [Axis]: Corporate Debt Instruments | MITSUBISHI UFJ FIN GROUP | 0.05422 | 02/22/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.422%
Face Amount	$ 420
TOTAL INVESTMENTS	$ 432
Investment, Identifier [Axis]: Corporate Debt Instruments | MITSUBISHI UFJ FINANCIAL GROUP | 0.05188 | 09/12/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.188%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 203
Investment, Identifier [Axis]: Corporate Debt Instruments | MITSUBISHI UFJ FINANCIAL | 0.05159 | 04/24/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.159%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 206
Investment, Identifier [Axis]: Corporate Debt Instruments | MIZUHO FINANCIAL GROUP INC | 0.04711 | 07/08/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.711%
Face Amount	$ 310
TOTAL INVESTMENTS	$ 314
Investment, Identifier [Axis]: Corporate Debt Instruments | MIZUHO FINANCIAL GROUP INC | 0.05323 | 07/08/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.323%
Face Amount	$ 535
TOTAL INVESTMENTS	$ 550
Investment, Identifier [Axis]: Corporate Debt Instruments | MIZUHO FINANCIAL GROUP | 0.05739 | 05/27/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.739%
Face Amount	$ 280
TOTAL INVESTMENTS	$ 295
Investment, Identifier [Axis]: Corporate Debt Instruments | MOLSON COORS BREWING CO | 0.042 | 07/15/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.20%
Face Amount	$ 139
TOTAL INVESTMENTS	$ 112
Investment, Identifier [Axis]: Corporate Debt Instruments | MONDELEZ INTERNATION | 0.02625 | 9/04/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.625%
Face Amount	$ 135
Investment, Identifier [Axis]: Corporate Debt Instruments | MOODY'S CORPORATION | 0.0325 | 05/20/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.25%
Face Amount	$ 210
TOTAL INVESTMENTS	$ 143
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY BANK | 0.05449 | 07/20/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.449%
Face Amount	$ 85
TOTAL INVESTMENTS	$ 88
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY BK | 0.05466 | 01/18/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.466%
Face Amount	$ 159
TOTAL INVESTMENTS	$ 165
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY SR | 0.04356 | 10/22/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.356%
Face Amount	$ 475
TOTAL INVESTMENTS	$ 473
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY SR | 0.04892 | 10/22/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.892%
Face Amount	$ 215
TOTAL INVESTMENTS	$ 213
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY SR | 0.05656 | 04/18/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.656%
Face Amount	$ 280
TOTAL INVESTMENTS	$ 292
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | 0.04431 | 01/23/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.431%
Face Amount	$ 137
TOTAL INVESTMENTS	$ 138
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | 0.05042 | 07/19/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.042%
Face Amount	$ 150
TOTAL INVESTMENTS	$ 154
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | 0.05164 | 04/20/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.164%
Face Amount	$ 340
TOTAL INVESTMENTS	$ 348
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | 0.0525 | 04/21/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.25%
Face Amount	$ 580
TOTAL INVESTMENTS	$ 597
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | 0.0532 | 07/19/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.32%
Face Amount	$ 407
TOTAL INVESTMENTS	$ 419
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | 0.05424 | 07/21/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.424%
Face Amount	$ 60
TOTAL INVESTMENTS	62
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | VR | 01/21/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	211
TOTAL INVESTMENTS	208
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | VR | 02/13/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	470
TOTAL INVESTMENTS	413
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | VR | 04/01/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	200
TOTAL INVESTMENTS	194
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | VR | 04/22/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	135
TOTAL INVESTMENTS	$ 127
Investment, Identifier [Axis]: Corporate Debt Instruments | MPLX LP SR GLBL | 0.054 | 04/01/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.40%
Face Amount	$ 75
TOTAL INVESTMENTS	$ 75
Investment, Identifier [Axis]: Corporate Debt Instruments | MPLX LP | 0.055 | 06/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 370
TOTAL INVESTMENTS	$ 377
Investment, Identifier [Axis]: Corporate Debt Instruments | MPLX LP | 0.0595 | 4/01/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.95%
Face Amount	$ 115
Investment, Identifier [Axis]: Corporate Debt Instruments | NASDAQ INC | 0.0555 | 02/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.55%
Face Amount	$ 74
TOTAL INVESTMENTS	$ 78
Investment, Identifier [Axis]: Corporate Debt Instruments | NATIONAL RETAIL PROP INC | 0.036 | 12/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.60%
Face Amount	$ 62
TOTAL INVESTMENTS	$ 62
Investment, Identifier [Axis]: Corporate Debt Instruments | NATIONAL SECS CLEARING | 0.05 | 05/30/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 284
TOTAL INVESTMENTS	$ 291
Investment, Identifier [Axis]: Corporate Debt Instruments | NATIONWIDE BLDG SOC GLOBAL | 0.05537 | 07/14/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.537%
Face Amount	$ 415
TOTAL INVESTMENTS	$ 429
Investment, Identifier [Axis]: Corporate Debt Instruments | NATL BANK OF CANADA | 0.045 | 10/10/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 450
TOTAL INVESTMENTS	$ 455
Investment, Identifier [Axis]: Corporate Debt Instruments | NATL BANK OF CANADA | 0.056 | 12/18/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.60%
Face Amount	$ 285
TOTAL INVESTMENTS	$ 297
Investment, Identifier [Axis]: Corporate Debt Instruments | NATWEST GROUP PLC | 0.05115 | 05/23/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.115%
Face Amount	$ 285
TOTAL INVESTMENTS	$ 293
Investment, Identifier [Axis]: Corporate Debt Instruments | NATWEST MKTS PLC | 0.0541 | 05/17/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.41%
Face Amount	$ 485
TOTAL INVESTMENTS	$ 503
Investment, Identifier [Axis]: Corporate Debt Instruments | NEVADA POWER CO | 0.06 | 03/15/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Face Amount	$ 110
TOTAL INVESTMENTS	$ 113
Investment, Identifier [Axis]: Corporate Debt Instruments | NEXTERA ENERGY CAP HLDGS INC | 0.0555 | 03/15/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.55%
Face Amount	$ 420
TOTAL INVESTMENTS	$ 406
Investment, Identifier [Axis]: Corporate Debt Instruments | NIAGARA MOHAWK POWER | 0.05664 | 01/17/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.664%
Face Amount	$ 400
TOTAL INVESTMENTS	$ 387
Investment, Identifier [Axis]: Corporate Debt Instruments | NIAGARA MOHAWK POWER | 0.05996 | 07/03/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.996%
Face Amount	$ 90
TOTAL INVESTMENTS	$ 91
Investment, Identifier [Axis]: Corporate Debt Instruments | NISOURCE INC | 0.052 | 07/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.20%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 206
Investment, Identifier [Axis]: Corporate Debt Instruments | NNN REIT INC | 0.046 | 02/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.60%
Face Amount	$ 286
TOTAL INVESTMENTS	$ 288
Investment, Identifier [Axis]: Corporate Debt Instruments | NNN REIT INC | 0.055 | 06/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 130
TOTAL INVESTMENTS	$ 135
Investment, Identifier [Axis]: Corporate Debt Instruments | NNN REIT INC | 0.056 | 10/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.60%
Face Amount	$ 150
TOTAL INVESTMENTS	$ 157
Investment, Identifier [Axis]: Corporate Debt Instruments | NOMURA HOLDINGS INC | 0.02679 | 07/16/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.679%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 185
Investment, Identifier [Axis]: Corporate Debt Instruments | NORFOLK SOUTHERN CORP | 0.03942 | 11/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.942%
Face Amount	$ 151
TOTAL INVESTMENTS	$ 119
Investment, Identifier [Axis]: Corporate Debt Instruments | NORFOLK SOUTHERN CORP | 0.04837 | 10/01/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.837%
Face Amount	$ 235
TOTAL INVESTMENTS	$ 222
Investment, Identifier [Axis]: Corporate Debt Instruments | NORINCHUKIN BANK LTD | 0.05359 | 09/09/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.359%
Face Amount	$ 500
TOTAL INVESTMENTS	$ 507
Investment, Identifier [Axis]: Corporate Debt Instruments | NORTHEASTERN UNIVERSITY | 0.02894 | 10/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.894%
Face Amount	$ 400
TOTAL INVESTMENTS	$ 267
Investment, Identifier [Axis]: Corporate Debt Instruments | NORTHERN STATE PWR- MINN | 0.062 | 07/01/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.20%
Face Amount	$ 50
TOTAL INVESTMENTS	$ 55
Investment, Identifier [Axis]: Corporate Debt Instruments | NORTHERN STATES PWR-MINN | 0.051 | 05/15/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.10%
Face Amount	$ 190
TOTAL INVESTMENTS	$ 176
Investment, Identifier [Axis]: Corporate Debt Instruments | NORTHERN STS PWR CO | 0.045 | 06/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 217
TOTAL INVESTMENTS	184
Investment, Identifier [Axis]: Corporate Debt Instruments | NORTHERN TRUST CORP | VR | 05/08/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	38
TOTAL INVESTMENTS	$ 37
Investment, Identifier [Axis]: Corporate Debt Instruments | NORTHROP GRUMMAN CORP | 0.0525 | 05/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.25%
Face Amount	$ 260
TOTAL INVESTMENTS	$ 245
Investment, Identifier [Axis]: Corporate Debt Instruments | NRG ENERGY INC | 0.05407 | 10/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.407%
Face Amount	$ 360
TOTAL INVESTMENTS	$ 360
Investment, Identifier [Axis]: Corporate Debt Instruments | NTT FINANCE CORP | 0.05171 | 07/16/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.171%
Face Amount	$ 340
TOTAL INVESTMENTS	$ 349
Investment, Identifier [Axis]: Corporate Debt Instruments | NUTRIEN LTD | 0.04125 | 03/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.125%
Face Amount	$ 100
TOTAL INVESTMENTS	$ 92
Investment, Identifier [Axis]: Corporate Debt Instruments | NVENT FINANCE SARL | 0.0455 | 04/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.55%
Face Amount	$ 98
TOTAL INVESTMENTS	$ 99
Investment, Identifier [Axis]: Corporate Debt Instruments | NXP BV / NXP FDG LLC | 0.025 | 05/11/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 178
TOTAL INVESTMENTS	$ 161
Investment, Identifier [Axis]: Corporate Debt Instruments | NXP BV / NXP FDG LLC | 0.0325 | 05/11/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.25%
Face Amount	$ 425
TOTAL INVESTMENTS	$ 322
Investment, Identifier [Axis]: Corporate Debt Instruments | NXP BV/NXP FDG LLC | 0.0315 | 05/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.15%
Face Amount	$ 350
TOTAL INVESTMENTS	$ 346
Investment, Identifier [Axis]: Corporate Debt Instruments | OGE ENERGY CORP | 0.0545 | 05/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.45%
Face Amount	$ 70
TOTAL INVESTMENTS	$ 72
Investment, Identifier [Axis]: Corporate Debt Instruments | OHIO POWER COMPANY | 0.029 | 10/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.90%
Face Amount	$ 240
TOTAL INVESTMENTS	$ 148
Investment, Identifier [Axis]: Corporate Debt Instruments | ONCOR ELECTRIC DELIVERY | 0.031 | 09/15/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.10%
Face Amount	$ 215
TOTAL INVESTMENTS	$ 143
Investment, Identifier [Axis]: Corporate Debt Instruments | ONEOK INC | 0.0475 | 10/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.75%
Face Amount	$ 215
TOTAL INVESTMENTS	$ 216
Investment, Identifier [Axis]: Corporate Debt Instruments | OPT DEFENSE PROPERTIES LP | 0.045 | 10/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 300
TOTAL INVESTMENTS	$ 299
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP SR | 0.048 | 09/26/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.80%
Face Amount	$ 215
TOTAL INVESTMENTS	$ 208
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP SR | 0.05875 | 09/26/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.875%
Face Amount	$ 155
TOTAL INVESTMENTS	$ 140
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP | 0.036 | 04/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.60%
Face Amount	$ 565
TOTAL INVESTMENTS	$ 352
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP | 0.0385 | 07/15/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.85%
Face Amount	$ 267
TOTAL INVESTMENTS	$ 223
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP | 0.0395 | 03/25/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.95%
Face Amount	$ 174
TOTAL INVESTMENTS	$ 114
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP | 0.04 | 07/15/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 120
TOTAL INVESTMENTS	$ 83
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP | 0.049 | 02/06/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.90%
Face Amount	$ 220
TOTAL INVESTMENTS	$ 212
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP | 0.06 | 8/03/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Face Amount	$ 310
Investment, Identifier [Axis]: Corporate Debt Instruments | P/P HYUNDAI CAPITAL | 0.06375 | 4/08/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.375%
Face Amount	$ 590
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.0295 | 03/01/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.95%
Face Amount	$ 105
TOTAL INVESTMENTS	$ 105
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.0375 | 08/15/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.75%
Face Amount	$ 50
TOTAL INVESTMENTS	$ 38
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.043 | 03/15/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.30%
Face Amount	$ 85
TOTAL INVESTMENTS	$ 67
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.0445 | 04/15/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.45%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 165
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.058 | 05/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.80%
Face Amount	$ 351
TOTAL INVESTMENTS	$ 365
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.059 | 10/01/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.90%
Face Amount	$ 30
TOTAL INVESTMENTS	$ 29
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.06 | 08/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Face Amount	$ 650
TOTAL INVESTMENTS	$ 682
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.064 | 06/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.40%
Face Amount	$ 205
TOTAL INVESTMENTS	$ 221
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.0675 | 01/15/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.75%
Face Amount	$ 10
TOTAL INVESTMENTS	$ 11
Investment, Identifier [Axis]: Corporate Debt Instruments | PECO ENERGY CO | 0.028 | 06/15/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.80%
Face Amount	$ 100
TOTAL INVESTMENTS	$ 63
Investment, Identifier [Axis]: Corporate Debt Instruments | PENSKE TRUCK LEASING CO | 0.057 | 02/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.70%
Face Amount	$ 276
TOTAL INVESTMENTS	$ 284
Investment, Identifier [Axis]: Corporate Debt Instruments | PEPPERDINE UNIV | 0.03301 | 12/01/2059
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.301%
Face Amount	$ 150
TOTAL INVESTMENTS	$ 95
Investment, Identifier [Axis]: Corporate Debt Instruments | PFIZER INVT ENTERPRISES | 0.053 | 05/19/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.30%
Face Amount	$ 360
TOTAL INVESTMENTS	$ 341
Investment, Identifier [Axis]: Corporate Debt Instruments | PG&E RECOVERY FDG LLC | 0.05529 | 06/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.529%
Face Amount	$ 240
TOTAL INVESTMENTS	$ 240
Investment, Identifier [Axis]: Corporate Debt Instruments | PG&E RECOVERY FDG | 0.05231 | 06/01/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.231%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 202
Investment, Identifier [Axis]: Corporate Debt Instruments | PG&E RECOVERY FND LLC | 0.05536 | 07/15/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.536%
Face Amount	$ 180
TOTAL INVESTMENTS	$ 180
Investment, Identifier [Axis]: Corporate Debt Instruments | PG&E WILDFIRE RECOVERY | 0.04263 | 06/01/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.263%
Face Amount	$ 125
TOTAL INVESTMENTS	$ 122
Investment, Identifier [Axis]: Corporate Debt Instruments | PG&E WILDFIRE RECOVERY | 0.05099 | 06/01/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.099%
Face Amount	$ 150
TOTAL INVESTMENTS	$ 140
Investment, Identifier [Axis]: Corporate Debt Instruments | PG&E WILDFIRE RECOVERY | 0.05212 | 12/01/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.212%
Face Amount	$ 80
TOTAL INVESTMENTS	$ 77
Investment, Identifier [Axis]: Corporate Debt Instruments | PHYSICIANS REALTY LP | 0.02625 | 11/01/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.625%
Face Amount	$ 140
TOTAL INVESTMENTS	$ 126
Investment, Identifier [Axis]: Corporate Debt Instruments | PIEDMONT HEALTHCARE INC | 0.02864 | 01/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.864%
Face Amount	$ 245
TOTAL INVESTMENTS	$ 155
Investment, Identifier [Axis]: Corporate Debt Instruments | PIONEER NATURAL RESOURCE | 0.019 | 08/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.90%
Face Amount	$ 230
TOTAL INVESTMENTS	$ 208
Investment, Identifier [Axis]: Corporate Debt Instruments | PLAINS ALL AMERN PIPELINE | 0.0595 | 06/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.95%
Face Amount	$ 245
TOTAL INVESTMENTS	$ 255
Investment, Identifier [Axis]: Corporate Debt Instruments | PNC FINANCIAL SERVICES | 0.04812 | 10/21/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.812%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 204
Investment, Identifier [Axis]: Corporate Debt Instruments | PNC FINANCIAL SERVICES | 0.05068 | 01/24/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.068%
Face Amount	$ 253
TOTAL INVESTMENTS	$ 259
Investment, Identifier [Axis]: Corporate Debt Instruments | PNC FINANCIAL SERVICES | 0.05373 | 07/21/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.373%
Face Amount	$ 330
TOTAL INVESTMENTS	$ 339
Investment, Identifier [Axis]: Corporate Debt Instruments | PNC FINANCIAL SERVICES | 0.05401 | 07/23/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.401%
Face Amount	$ 256
TOTAL INVESTMENTS	$ 265
Investment, Identifier [Axis]: Corporate Debt Instruments | PNC FINANCIAL SERVICES | 0.05939 | 08/18/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.939%
Face Amount	$ 255
TOTAL INVESTMENTS	274
Investment, Identifier [Axis]: Corporate Debt Instruments | PNC FINL SVCS V-D | VR | 5/13/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	$ 265
Investment, Identifier [Axis]: Corporate Debt Instruments | PPL ELECTRIC UTILITIES | 0.0525 | 05/15/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.25%
Face Amount	$ 160
TOTAL INVESTMENTS	$ 153
Investment, Identifier [Axis]: Corporate Debt Instruments | PRECISION CASTPARTS CORP | 0.039 | 01/15/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.90%
Face Amount	$ 250
TOTAL INVESTMENTS	$ 208
Investment, Identifier [Axis]: Corporate Debt Instruments | PRECISION CASTPARTS CORP | 0.04375 | 06/15/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.375%
Face Amount	$ 80
TOTAL INVESTMENTS	$ 70
Investment, Identifier [Axis]: Corporate Debt Instruments | PRINCIPAL FINANCIAL GROUP INC | 0.04111 | 02/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.111%
Face Amount	$ 149
TOTAL INVESTMENTS	$ 149
Investment, Identifier [Axis]: Corporate Debt Instruments | PRINCIPAL FINANCIAL GRP | 0.037 | 05/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.70%
Face Amount	$ 105
TOTAL INVESTMENTS	$ 103
Investment, Identifier [Axis]: Corporate Debt Instruments | PRINCIPAL LIFE GLOBAL FDG II | 0.051 | 01/25/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.10%
Face Amount	$ 150
TOTAL INVESTMENTS	$ 154
Investment, Identifier [Axis]: Corporate Debt Instruments | PROGRESS ENERGY INC | 0.07 | 10/30/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.00%
Face Amount	$ 50
TOTAL INVESTMENTS	$ 56
Investment, Identifier [Axis]: Corporate Debt Instruments | PROLOGIS LP | 0.02875 | 11/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.875%
Face Amount	$ 90
TOTAL INVESTMENTS	$ 86
Investment, Identifier [Axis]: Corporate Debt Instruments | PRUDENTIAL FDG ASIA | 0.03125 | 4/14/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.125%
Face Amount	$ 395
Investment, Identifier [Axis]: Corporate Debt Instruments | PSI ENERGY INC | 0.0612 | 10/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.12%
Face Amount	$ 50
TOTAL INVESTMENTS	$ 54
Investment, Identifier [Axis]: Corporate Debt Instruments | PUBLIC SERVICE COLORADO | 0.0355 | 06/15/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.55%
Face Amount	$ 27
TOTAL INVESTMENTS	$ 20
Investment, Identifier [Axis]: Corporate Debt Instruments | PUBLIC SVC CO | 0.052 | 01/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.20%
Face Amount	$ 55
TOTAL INVESTMENTS	$ 56
Investment, Identifier [Axis]: Corporate Debt Instruments | PUGET ENERGY INC | 0.05725 | 03/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.725%
Face Amount	$ 105
TOTAL INVESTMENTS	$ 108
Investment, Identifier [Axis]: Corporate Debt Instruments | QUANTA SERVICES INC | 0.0235 | 01/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.35%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 176
Investment, Identifier [Axis]: Corporate Debt Instruments | QUANTA SERVICES INC | 0.051 | 08/09/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.10%
Face Amount	$ 250
TOTAL INVESTMENTS	$ 251
Investment, Identifier [Axis]: Corporate Debt Instruments | QUEST DIAGNOSTICS INC | 0.064 | 11/30/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.40%
Face Amount	$ 150
TOTAL INVESTMENTS	$ 166
Investment, Identifier [Axis]: Corporate Debt Instruments | REGENCY CENTERS LP | 0.04125 | 03/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.125%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | REGENERON PHARMACEUTICAL | 0.0175 | 09/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.75%
Face Amount	$ 290
TOTAL INVESTMENTS	$ 259
Investment, Identifier [Axis]: Corporate Debt Instruments | RELX CAPITAL INC | 0.0525 | 03/27/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.25%
Face Amount	$ 471
TOTAL INVESTMENTS	$ 486
Investment, Identifier [Axis]: Corporate Debt Instruments | RIO TINTO FIN USA PLC | 0.05 | 03/14/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 467
TOTAL INVESTMENTS	$ 482
Investment, Identifier [Axis]: Corporate Debt Instruments | ROPER TECHNOLOGIES INC | 0.049 | 10/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.90%
Face Amount	$ 130
TOTAL INVESTMENTS	$ 130
Investment, Identifier [Axis]: Corporate Debt Instruments | ROYAL BANK OF CANADA | 0.0465 | 10/18/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.65%
Face Amount	$ 320
TOTAL INVESTMENTS	324
Investment, Identifier [Axis]: Corporate Debt Instruments | ROYAL BK SCOTLND GRP PLC | VR | 01/27/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	400
TOTAL INVESTMENTS	409
Investment, Identifier [Axis]: Corporate Debt Instruments | ROYAL BK SCOTLND GRP PLC | VR | 05/08/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	235
TOTAL INVESTMENTS	$ 236
Investment, Identifier [Axis]: Corporate Debt Instruments | RTX CORPORATION | 0.02375 | 03/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.375%
Face Amount	$ 273
TOTAL INVESTMENTS	$ 243
Investment, Identifier [Axis]: Corporate Debt Instruments | RTX CORPORATION | 0.0435 | 04/15/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.35%
Face Amount	$ 17
TOTAL INVESTMENTS	$ 14
Investment, Identifier [Axis]: Corporate Debt Instruments | RTX CORPORATION | 0.0515 | 02/27/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.15%
Face Amount	$ 154
TOTAL INVESTMENTS	$ 159
Investment, Identifier [Axis]: Corporate Debt Instruments | RYDER SYSTEM INC | 0.0175 | 09/01/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.75%
Face Amount	$ 271
TOTAL INVESTMENTS	$ 267
Investment, Identifier [Axis]: Corporate Debt Instruments | SAFEHOLD OPERATING PARTN | 0.028 | 06/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.80%
Face Amount	$ 81
TOTAL INVESTMENTS	$ 74
Investment, Identifier [Axis]: Corporate Debt Instruments | SAN DIEGO G & E | 0.0295 | 08/15/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.95%
Face Amount	$ 195
TOTAL INVESTMENTS	$ 124
Investment, Identifier [Axis]: Corporate Debt Instruments | SAN DIEGO G & E | 0.06125 | 09/15/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.125%
Face Amount	$ 80
TOTAL INVESTMENTS	$ 87
Investment, Identifier [Axis]: Corporate Debt Instruments | SANTANDER HOLDINGS USA | 0.06174 | 01/09/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.174%
Face Amount	$ 265
TOTAL INVESTMENTS	276
Investment, Identifier [Axis]: Corporate Debt Instruments | SANTANDER UK GROUP HLDGS | VR | 06/14/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	270
TOTAL INVESTMENTS	$ 267
Investment, Identifier [Axis]: Corporate Debt Instruments | SANTANDER UK GROUP HOLDINGS | 0.04858 | 09/11/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.858%
Face Amount	$ 230
TOTAL INVESTMENTS	$ 233
Investment, Identifier [Axis]: Corporate Debt Instruments | SANTANDER UK GROUP HOLDINGS | 0.06534 | 01/10/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.534%
Face Amount	$ 350
TOTAL INVESTMENTS	$ 366
Investment, Identifier [Axis]: Corporate Debt Instruments | SANTANDER UK GROUP | 0.05694 | 04/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.694%
Face Amount	$ 485
TOTAL INVESTMENTS	$ 506
Investment, Identifier [Axis]: Corporate Debt Instruments | SCE RECOVERY FUNDING LLC | 0.04697 | 06/15/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.697%
Face Amount	$ 158
TOTAL INVESTMENTS	$ 157
Investment, Identifier [Axis]: Corporate Debt Instruments | SCE RECOVERY FUNDING LLC | 0.05341 | 03/15/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.341%
Face Amount	$ 190
TOTAL INVESTMENTS	$ 190
Investment, Identifier [Axis]: Corporate Debt Instruments | SHELL FINANCE US INC | 0.055 | 03/25/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 165
TOTAL INVESTMENTS	$ 169
Investment, Identifier [Axis]: Corporate Debt Instruments | SIGECO SECURITIZATION I LLC | 0.05026 | 11/15/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.026%
Face Amount	$ 150
TOTAL INVESTMENTS	$ 154
Investment, Identifier [Axis]: Corporate Debt Instruments | SKANDINAVISKA ENSKILDA BANKEN | 0.045 | 09/03/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 225
TOTAL INVESTMENTS	$ 226
Investment, Identifier [Axis]: Corporate Debt Instruments | SKANDINAVISKA ENSKILDA | 0.05375 | 03/05/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.375%
Face Amount	$ 325
TOTAL INVESTMENTS	$ 336
Investment, Identifier [Axis]: Corporate Debt Instruments | SOCIETE GENERALE FR | 0.061 | 04/13/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.10%
Face Amount	$ 710
TOTAL INVESTMENTS	$ 750
Investment, Identifier [Axis]: Corporate Debt Instruments | SOCIETE GENERALE | 0.05512 | 05/22/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.512%
Face Amount	$ 341
TOTAL INVESTMENTS	$ 351
Investment, Identifier [Axis]: Corporate Debt Instruments | SOCIETE GENERALE | 0.06691 | 01/10/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.691%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 218
Investment, Identifier [Axis]: Corporate Debt Instruments | SOLVENTUM CORP | 0.056 | 03/23/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.60%
Face Amount	$ 275
TOTAL INVESTMENTS	$ 286
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CAL EDISON | 0.0365 | 03/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.65%
Face Amount	$ 100
TOTAL INVESTMENTS	$ 99
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CAL EDISON | 0.0405 | 03/15/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.05%
Face Amount	$ 150
TOTAL INVESTMENTS	$ 119
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CAL EDISON | 0.04125 | 03/01/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.125%
Face Amount	$ 140
TOTAL INVESTMENTS	$ 106
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CAL EDISON | 0.057 | 03/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.70%
Face Amount	$ 80
TOTAL INVESTMENTS	$ 74
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CAL EDISON | 0.05875 | 12/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.875%
Face Amount	$ 201
TOTAL INVESTMENTS	$ 192
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CAL EDISON | 0.059 | 03/01/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.90%
Face Amount	$ 130
TOTAL INVESTMENTS	$ 126
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CALIF EDISON CO | 0.0545 | 06/01/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.45%
Face Amount	$ 340
TOTAL INVESTMENTS	$ 352
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CALIF EDISON CO | 0.0555 | 01/15/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.55%
Face Amount	$ 100
TOTAL INVESTMENTS	$ 100
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CO GAS CAP | 0.0495 | 09/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.95%
Face Amount	$ 390
TOTAL INVESTMENTS	$ 391
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CO GAS CAP | 0.0575 | 09/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.75%
Face Amount	$ 170
TOTAL INVESTMENTS	$ 180
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CO GAS CAPITAL | 0.0315 | 09/30/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.15%
Face Amount	$ 165
TOTAL INVESTMENTS	$ 107
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CO GAS CAPITAL | 0.0395 | 10/01/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.95%
Face Amount	$ 26
TOTAL INVESTMENTS	$ 20
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CO | 0.052 | 06/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.20%
Face Amount	$ 277
TOTAL INVESTMENTS	$ 285
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN POWER CO | 0.0515 | 09/15/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.15%
Face Amount	$ 70
TOTAL INVESTMENTS	$ 67
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHWEST GAS CORP | 0.038 | 09/29/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.80%
Face Amount	$ 49
TOTAL INVESTMENTS	$ 37
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHWESTERN PUBLIC SERV | 0.045 | 08/15/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 30
TOTAL INVESTMENTS	$ 27
Investment, Identifier [Axis]: Corporate Debt Instruments | STANDARD CHARTERED PLC | 0.05688 | 05/14/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.688%
Face Amount	$ 235
TOTAL INVESTMENTS	$ 240
Investment, Identifier [Axis]: Corporate Debt Instruments | STARBUCKS CORP | 0.049 | 02/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.90%
Face Amount	$ 160
TOTAL INVESTMENTS	$ 165
Investment, Identifier [Axis]: Corporate Debt Instruments | STATE STR CORP | 0.04784 | 10/23/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.784%
Face Amount	$ 150
TOTAL INVESTMENTS	$ 149
Investment, Identifier [Axis]: Corporate Debt Instruments | STEEL DYNAMICS INC | 0.0165 | 10/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.65%
Face Amount	$ 101
TOTAL INVESTMENTS	$ 97
Investment, Identifier [Axis]: Corporate Debt Instruments | SUMITOMO MITSUI FIN GRP INC | 0.0524 | 04/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.24%
Face Amount	$ 400
TOTAL INVESTMENTS	$ 415
Investment, Identifier [Axis]: Corporate Debt Instruments | SUMITOMO MITSUI FIN | 0.0571 | 01/13/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.71%
Face Amount	$ 385
TOTAL INVESTMENTS	$ 406
Investment, Identifier [Axis]: Corporate Debt Instruments | SYNOPSYS INC | 0.0485 | 4/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.85%
Face Amount	$ 364
Investment, Identifier [Axis]: Corporate Debt Instruments | SYNOPSYS INC | 0.057 | 04/01/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.70%
Face Amount	$ 240
TOTAL INVESTMENTS	$ 238
Investment, Identifier [Axis]: Corporate Debt Instruments | T MOBILE USA INC | 0.0515 | 04/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.15%
Face Amount	$ 296
TOTAL INVESTMENTS	$ 303
Investment, Identifier [Axis]: Corporate Debt Instruments | T MOBILE USA INC | 0.055 | 01/15/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 94
TOTAL INVESTMENTS	$ 89
Investment, Identifier [Axis]: Corporate Debt Instruments | T MOBILE USA INC | 0.05875 | 11/15/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.875%
Face Amount	$ 20
TOTAL INVESTMENTS	$ 20
Investment, Identifier [Axis]: Corporate Debt Instruments | T-MOBILE USA INC | 0.03375 | 04/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.375%
Face Amount	$ 350
TOTAL INVESTMENTS	$ 341
Investment, Identifier [Axis]: Corporate Debt Instruments | TAKEDA PHARMACEUTICAL | 0.03025 | 07/09/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.025%
Face Amount	$ 315
TOTAL INVESTMENTS	$ 241
Investment, Identifier [Axis]: Corporate Debt Instruments | TAKEDA PHARMACEUTICAL | 0.03175 | 07/09/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.175%
Face Amount	$ 500
TOTAL INVESTMENTS	$ 333
Investment, Identifier [Axis]: Corporate Debt Instruments | TAMPA ELECTRIC CO | 0.0445 | 06/15/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.45%
Face Amount	$ 225
TOTAL INVESTMENTS	$ 188
Investment, Identifier [Axis]: Corporate Debt Instruments | TEXAS HEALTH RESOURCES | 0.02328 | 11/15/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.328%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 114
Investment, Identifier [Axis]: Corporate Debt Instruments | THE CIGNA GROUP | 0.0525 | 01/15/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.25%
Face Amount	$ 465
TOTAL INVESTMENTS	$ 473
Investment, Identifier [Axis]: Corporate Debt Instruments | TIME WARNER CABLE INC | 0.055 | 09/01/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 176
Investment, Identifier [Axis]: Corporate Debt Instruments | TIME WARNER CABLE INC | 0.05875 | 11/15/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.875%
Face Amount	$ 250
TOTAL INVESTMENTS	$ 231
Investment, Identifier [Axis]: Corporate Debt Instruments | TOLEDO EDISON COMPANY | 0.0615 | 05/15/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.15%
Face Amount	$ 50
TOTAL INVESTMENTS	$ 54
Investment, Identifier [Axis]: Corporate Debt Instruments | TORONTO DOMINION BANK | 0.05298 | 01/30/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.298%
Face Amount	$ 235
TOTAL INVESTMENTS	$ 245
Investment, Identifier [Axis]: Corporate Debt Instruments | TOTAL CAPITAL INTL SA | 0.02986 | 06/29/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.986%
Face Amount	$ 780
TOTAL INVESTMENTS	$ 590
Investment, Identifier [Axis]: Corporate Debt Instruments | TRANE TECH FIN LTD | 0.0525 | 03/03/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.25%
Face Amount	$ 130
TOTAL INVESTMENTS	$ 135
Investment, Identifier [Axis]: Corporate Debt Instruments | TRITON CONTAINER/TAL INT | 0.0325 | 03/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.25%
Face Amount	$ 329
TOTAL INVESTMENTS	$ 299
Investment, Identifier [Axis]: Corporate Debt Instruments | TRUIST FINANCIAL CORP | 0.05071 | 05/20/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.071%
Face Amount	$ 230
TOTAL INVESTMENTS	$ 236
Investment, Identifier [Axis]: Corporate Debt Instruments | TRUIST FINANCIAL CORP | 0.05122 | 01/26/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.122%
Face Amount	$ 130
TOTAL INVESTMENTS	$ 132
Investment, Identifier [Axis]: Corporate Debt Instruments | TRUIST FINANCIAL CORP | 0.05711 | 01/24/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.711%
Face Amount	$ 335
TOTAL INVESTMENTS	$ 352
Investment, Identifier [Axis]: Corporate Debt Instruments | TRUIST FINANCIAL CORP | 0.06047 | 06/08/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.047%
Face Amount	$ 150
TOTAL INVESTMENTS	$ 151
Investment, Identifier [Axis]: Corporate Debt Instruments | TRUIST FINANCIAL GROUP | 0.07161 | 10/30/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.161%
Face Amount	$ 155
TOTAL INVESTMENTS	$ 167
Investment, Identifier [Axis]: Corporate Debt Instruments | TRUIST FINL CORP | 0.04964 | 10/23/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.964%
Face Amount	$ 335
TOTAL INVESTMENTS	$ 331
Investment, Identifier [Axis]: Corporate Debt Instruments | TUCSON ELECTRIC POWER CO | 0.0485 | 12/01/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.85%
Face Amount	$ 125
TOTAL INVESTMENTS	$ 110
Investment, Identifier [Axis]: Corporate Debt Instruments | TYSON FOODS INC | 0.057 | 03/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.70%
Face Amount	$ 160
TOTAL INVESTMENTS	$ 169
Investment, Identifier [Axis]: Corporate Debt Instruments | UBER TECHNOLOGIES INC | 0.048 | 09/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.80%
Face Amount	$ 120
TOTAL INVESTMENTS	$ 120
Investment, Identifier [Axis]: Corporate Debt Instruments | UBS GROUP AG | 0.04398 | 09/23/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.398%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 199
Investment, Identifier [Axis]: Corporate Debt Instruments | UBS GROUP AG | 0.04844 | 11/06/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.844%
Face Amount	$ 852
TOTAL INVESTMENTS	$ 853
Investment, Identifier [Axis]: Corporate Debt Instruments | UBS GROUP AG | 0.0501 | 03/23/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.01%
Face Amount	$ 360
TOTAL INVESTMENTS	$ 357
Investment, Identifier [Axis]: Corporate Debt Instruments | UDR INC | 0.021 | 08/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.10%
Face Amount	$ 250
TOTAL INVESTMENTS	$ 214
Investment, Identifier [Axis]: Corporate Debt Instruments | UDR INC | 0.0295 | 09/01/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.95%
Face Amount	$ 32
TOTAL INVESTMENTS	$ 32
Investment, Identifier [Axis]: Corporate Debt Instruments | UNION ELEC CO | 0.0545 | 03/15/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.45%
Face Amount	$ 170
TOTAL INVESTMENTS	$ 164
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2016-1 AA PTT | 0.031 | 07/07/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.10%
Face Amount	$ 116
TOTAL INVESTMENTS	$ 113
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2016-1 B PTT | 0.0365 | 01/07/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.65%
Face Amount	$ 29
TOTAL INVESTMENTS	$ 29
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2016-2 A PTT | 0.031 | 10/07/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.10%
Face Amount	$ 211
TOTAL INVESTMENTS	$ 201
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2018-1 A PTT | 0.037 | 03/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.70%
Face Amount	$ 290
TOTAL INVESTMENTS	$ 276
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2018-1 AA PTT | 0.035 | 03/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 85
TOTAL INVESTMENTS	$ 82
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2018-1 B PTT | 0.046 | 03/01/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.60%
Face Amount	$ 70
TOTAL INVESTMENTS	$ 70
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2019-1 A PTT | 0.0455 | 08/25/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.55%
Face Amount	$ 191
TOTAL INVESTMENTS	$ 185
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2019-1 AA PTT | 0.0415 | 08/25/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.15%
Face Amount	$ 178
TOTAL INVESTMENTS	$ 174
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2020-1 A PTT | 0.05875 | 10/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.875%
Face Amount	$ 146
TOTAL INVESTMENTS	$ 150
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED TECHNOLOGIES CORP | 0.0375 | 11/01/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.75%
Face Amount	$ 580
TOTAL INVESTMENTS	$ 449
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITEDHEALTH GROUP INC | 0.0325 | 05/15/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.25%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 135
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITEDHEALTH GROUP INC | 0.05875 | 02/15/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.875%
Face Amount	$ 105
TOTAL INVESTMENTS	$ 106
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITEDHEALTH GROUP | 0.045 | 4/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 238
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITEDHEALTH GROUP | 0.053 | 6/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.30%
Face Amount	$ 360
Investment, Identifier [Axis]: Corporate Debt Instruments | UNIV OF SOUTHERN CALIFOR | 0.03226 | 10/01/2120
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.226%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 115
Investment, Identifier [Axis]: Corporate Debt Instruments | US BANCORP | 0.05083 | 05/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.083%
Face Amount	$ 205
TOTAL INVESTMENTS	$ 211
Investment, Identifier [Axis]: Corporate Debt Instruments | US BANCORP | 0.05384 | 01/23/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.384%
Face Amount	$ 175
TOTAL INVESTMENTS	$ 181
Investment, Identifier [Axis]: Corporate Debt Instruments | US BANCORP | 0.05678 | 01/23/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.678%
Face Amount	$ 275
TOTAL INVESTMENTS	$ 290
Investment, Identifier [Axis]: Corporate Debt Instruments | VENTAS REALTY LP | 0.0325 | 10/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.25%
Face Amount	$ 25
TOTAL INVESTMENTS	$ 25
Investment, Identifier [Axis]: Corporate Debt Instruments | VERISK ANALYTICS INC | 0.03625 | 05/15/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.625%
Face Amount	$ 141
TOTAL INVESTMENTS	$ 102
Investment, Identifier [Axis]: Corporate Debt Instruments | VERIZON COMM INC | 0.0478 | 2/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.78%
Face Amount	$ 345
Investment, Identifier [Axis]: Corporate Debt Instruments | VERIZON COMMUNICATIONS INC | 0.0505 | 05/09/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.05%
Face Amount	$ 360
TOTAL INVESTMENTS	$ 369
Investment, Identifier [Axis]: Corporate Debt Instruments | VERIZON COMMUNICATIONS | 0.0355 | 03/22/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.55%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 142
Investment, Identifier [Axis]: Corporate Debt Instruments | VIRGINIA ELEC & POWER CO | 0.038 | 09/15/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.80%
Face Amount	$ 50
TOTAL INVESTMENTS	$ 38
Investment, Identifier [Axis]: Corporate Debt Instruments | VIRGINIA ELEC & POWER CO | 0.057 | 08/15/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.70%
Face Amount	$ 300
TOTAL INVESTMENTS	$ 295
Investment, Identifier [Axis]: Corporate Debt Instruments | VISTRA OPERATIONS CO LLC | 0.06 | 04/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Face Amount	$ 159
TOTAL INVESTMENTS	$ 167
Investment, Identifier [Axis]: Corporate Debt Instruments | VMWARE INC | 0.014 | 08/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.40%
Face Amount	$ 380
TOTAL INVESTMENTS	$ 374
Investment, Identifier [Axis]: Corporate Debt Instruments | VOYA GLOBAL FUNDING | 0.046 | 11/24/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.60%
Face Amount	$ 414
TOTAL INVESTMENTS	$ 416
Investment, Identifier [Axis]: Corporate Debt Instruments | WELLS FARGO & CO | 0.05605 | 04/23/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.605%
Face Amount	$ 1,219
TOTAL INVESTMENTS	$ 1,278
Investment, Identifier [Axis]: Corporate Debt Instruments | WELLS FARGO & COMPANY | 0.043 | 07/22/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.30%
Face Amount	$ 148
TOTAL INVESTMENTS	$ 149
Investment, Identifier [Axis]: Corporate Debt Instruments | WELLS FARGO & COMPANY | 0.04897 | 07/25/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.897%
Face Amount	$ 201
TOTAL INVESTMENTS	$ 204
Investment, Identifier [Axis]: Corporate Debt Instruments | WELLS FARGO & COMPANY | 0.05198 | 01/23/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.198%
Face Amount	$ 325
TOTAL INVESTMENTS	$ 335
Investment, Identifier [Axis]: Corporate Debt Instruments | WELLS FARGO & COMPANY | 0.05211 | 12/03/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.211%
Face Amount	$ 745
TOTAL INVESTMENTS	$ 761
Investment, Identifier [Axis]: Corporate Debt Instruments | WELLS FARGO & COMPANY | 0.05389 | 04/24/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.389%
Face Amount	$ 243
TOTAL INVESTMENTS	$ 253
Investment, Identifier [Axis]: Corporate Debt Instruments | WELLS FARGO & COMPANY | 0.05557 | 07/25/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.557%
Face Amount	$ 220
TOTAL INVESTMENTS	231
Investment, Identifier [Axis]: Corporate Debt Instruments | WELLS FARGO MTN V-D | VR | 4/23/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	$ 220
Investment, Identifier [Axis]: Corporate Debt Instruments | WESTPAC NEW ZEALAND LTD | 0.04902 | 02/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.902%
Face Amount	$ 390
TOTAL INVESTMENTS	$ 397
Investment, Identifier [Axis]: Corporate Debt Instruments | WILLIAMS COMPANIES INC | 0.056 | 03/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.60%
Face Amount	$ 165
TOTAL INVESTMENTS	$ 172
Investment, Identifier [Axis]: Corporate Debt Instruments | WILLIAMS COMPANIES INC | 0.0565 | 03/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.65%
Face Amount	$ 140
TOTAL INVESTMENTS	$ 147
Investment, Identifier [Axis]: Corporate Debt Instruments | WILLIAMS COS INC | 0.06 | 03/15/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Face Amount	$ 45
TOTAL INVESTMENTS	$ 46
Investment, Identifier [Axis]: Corporate Debt Instruments | WORKDAY INC | 0.035 | 04/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 225
TOTAL INVESTMENTS	$ 224
Investment, Identifier [Axis]: Corporate Debt Instruments | WP CAREY INC | 0.0245 | 02/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.45%
Face Amount	$ 180
TOTAL INVESTMENTS	$ 159
Investment, Identifier [Axis]: Corporate Debt Instruments | WW GRAINGER INC | 0.046 | 06/15/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.60%
Face Amount	$ 91
TOTAL INVESTMENTS	$ 82
Investment, Identifier [Axis]: Corporate Debt Instruments | YALE-NEW HAVEN HLTH SRVC | 0.02496 | 07/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.496%
Face Amount	$ 210
TOTAL INVESTMENTS	$ 123
Investment, Identifier [Axis]: Foreign Sovereign Debt | REPUBLIC OF CHILE | 0.0255 | 01/27/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.55%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 179
Investment, Identifier [Axis]: Foreign Sovereign Debt | UNITED MEXICAN STATES | 0.02659 | 05/24/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.659%
Face Amount	$ 301
TOTAL INVESTMENTS	$ 268
Investment, Identifier [Axis]: Foreign Sovereign Debt | UNITED MEXICAN STATES | 0.03771 | 05/24/2061
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.771%
Face Amount	$ 222
TOTAL INVESTMENTS	$ 137
Investment, Identifier [Axis]: Foreign Sovereign Debt | UNITED MEXICAN STATES | 0.0435 | 01/15/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.35%
Face Amount	$ 35
TOTAL INVESTMENTS	$ 26
Investment, Identifier [Axis]: Foreign Sovereign Debt | UNITED MEXICAN STATES | 0.044 | 02/12/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.40%
Face Amount	$ 370
TOTAL INVESTMENTS	$ 270
Investment, Identifier [Axis]: Foreign Sovereign Debt | UNITED MEXICAN STATES | 0.05375 | 03/22/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.375%
Face Amount	$ 957
TOTAL INVESTMENTS	$ 948
Investment, Identifier [Axis]: Foreign Sovereign Debt | UNITED MEXICAN STATES | 0.06 | 05/13/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 210
Investment, Identifier [Axis]: Foreign Sovereign Debt | UNITED MEXICAN STATES | 0.06875 | 05/13/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.875%
Face Amount	$ 261
TOTAL INVESTMENTS	$ 278
Investment, Identifier [Axis]: Foreign Sovereign Debt | UNITED MEXICAN | 0.0585 | 07/02/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.85%
Face Amount	$ 395
TOTAL INVESTMENTS	$ 406
Investment, Identifier [Axis]: Money Market Funds | ALLSPRING TREASURY PLUS | 0.03681
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.681%
Face Amount	$ 77,166
TOTAL INVESTMENTS	$ 77,166
Investment, Identifier [Axis]: Municipal Bonds | CONNECTICUT STATE | 0.0406 | 06/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.06%
Face Amount	$ 370
TOTAL INVESTMENTS	$ 372
Investment, Identifier [Axis]: Municipal Bonds | MASSACHUSETTS STATE EDUCTNL FING | 0.04141 | 07/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.141%
Face Amount	$ 115
TOTAL INVESTMENTS	$ 115
Investment, Identifier [Axis]: Municipal Bonds | MIAMI-DADE CNTY FLORIDA TRANSIT | 0.05534 | 07/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.534%
Face Amount	$ 220
TOTAL INVESTMENTS	$ 225
Investment, Identifier [Axis]: Municipal Bonds | OHIO UNIV GEN RECPTS ATHENS | 0.0559 | 12/01/2114
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.59%
Face Amount	$ 195
TOTAL INVESTMENTS	$ 184
Investment, Identifier [Axis]: Municipal Bonds | TEXAS NATURAL GAS SECURITIZATION | 0.05102 | 04/01/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.102%
Face Amount	$ 640
TOTAL INVESTMENTS	$ 657
Investment, Identifier [Axis]: Municipal Bonds | TEXAS NATURAL GAS SECURITIZATION | 0.05169 | 04/01/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.169%
Face Amount	$ 190
TOTAL INVESTMENTS	$ 194
Investment, Identifier [Axis]: Mutual Funds | DFA EMERGING MARKETS VALUE FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	2,623
TOTAL INVESTMENTS	$ 97,620
Investment, Identifier [Axis]: Mutual Funds | RBC EMERGING MARKETS EQUITY FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	6,582
TOTAL INVESTMENTS	$ 112,889
Investment, Identifier [Axis]: Mutual Funds | VANGUARD SMALL CAP VIPER
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	6
TOTAL INVESTMENTS	$ 1,575
Investment, Identifier [Axis]: Private Placement Securities | ABN AMRO BANK NV | VR | 12/13/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	300
TOTAL INVESTMENTS	$ 286
Investment, Identifier [Axis]: Private Placement Securities | AIA GROUP LTD | 0.032 | 09/16/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.20%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 158
Investment, Identifier [Axis]: Private Placement Securities | AIR CANADA 2015-1A PTT | 0.036 | 03/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.60%
Face Amount	$ 520
TOTAL INVESTMENTS	$ 514
Investment, Identifier [Axis]: Private Placement Securities | AIR CANADA 2017-1A PTT | 0.0355 | 01/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.55%
Face Amount	$ 164
TOTAL INVESTMENTS	$ 157
Investment, Identifier [Axis]: Private Placement Securities | AIR CANADA 2017-1AA PTT | 0.033 | 01/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.30%
Face Amount	$ 48
TOTAL INVESTMENTS	$ 46
Investment, Identifier [Axis]: Private Placement Securities | AMERICAN TOWER TRUST I | 0.03652 | 03/23/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.652%
Face Amount	$ 230
TOTAL INVESTMENTS	$ 228
Investment, Identifier [Axis]: Private Placement Securities | ASHTEAD CAPITAL INC | 0.0245 | 08/12/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.45%
Face Amount	$ 418
TOTAL INVESTMENTS	$ 373
Investment, Identifier [Axis]: Private Placement Securities | AUST & NZ BANKING GROUP | 0.0257 | 11/25/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.57%
Face Amount	$ 210
TOTAL INVESTMENTS	$ 189
Investment, Identifier [Axis]: Private Placement Securities | AVOLON HOLDINGS FNDG LTD | 0.02528 | 11/18/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.528%
Face Amount	$ 377
TOTAL INVESTMENTS	$ 365
Investment, Identifier [Axis]: Private Placement Securities | AVOLON HOLDINGS FNDG LTD | 0.04375 | 05/01/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.375%
Face Amount	$ 567
TOTAL INVESTMENTS	$ 567
Investment, Identifier [Axis]: Private Placement Securities | BAE SYSTEMS PLC | 0.019 | 02/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.90%
Face Amount	$ 292
TOTAL INVESTMENTS	$ 259
Investment, Identifier [Axis]: Private Placement Securities | BAE SYSTEMS PLC | 0.034 | 04/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.40%
Face Amount	$ 350
TOTAL INVESTMENTS	338
Investment, Identifier [Axis]: Private Placement Securities | BANK OF IRELAND GROUP | VR | 09/30/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	227
TOTAL INVESTMENTS	$ 223
Investment, Identifier [Axis]: Private Placement Securities | BLACKSTONE HOLDINGS FINA | 0.035 | 09/10/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 200
TOTAL INVESTMENTS	143
Investment, Identifier [Axis]: Private Placement Securities | BPCE SA | VR | 01/20/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	275
TOTAL INVESTMENTS	$ 244
Investment, Identifier [Axis]: Private Placement Securities | BRITISH AIR 18-1 A PTT | 0.04125 | 09/20/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.125%
Face Amount	$ 148
TOTAL INVESTMENTS	$ 144
Investment, Identifier [Axis]: Private Placement Securities | BRITISH AIR 18-1 AA PTT | 0.038 | 09/20/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.80%
Face Amount	$ 56
TOTAL INVESTMENTS	$ 55
Investment, Identifier [Axis]: Private Placement Securities | BROADCOM INC | 0.03187 | 11/15/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.187%
Face Amount	$ 750
TOTAL INVESTMENTS	$ 636
Investment, Identifier [Axis]: Private Placement Securities | BROOKLYN UNION GAS CO | 0.04273 | 03/15/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.273%
Face Amount	$ 100
TOTAL INVESTMENTS	$ 80
Investment, Identifier [Axis]: Private Placement Securities | CLEVELAND ELECTRIC ILLUM | 0.035 | 04/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 95
TOTAL INVESTMENTS	$ 93
Investment, Identifier [Axis]: Private Placement Securities | COX COMMUNICATIONS INC | 0.0335 | 09/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.35%
Face Amount	$ 415
TOTAL INVESTMENTS	$ 413
Investment, Identifier [Axis]: Private Placement Securities | CVS PASS-THROUGH TR 2014 | 0.04163 | 08/10/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.163%
Face Amount	$ 179
TOTAL INVESTMENTS	$ 167
Investment, Identifier [Axis]: Private Placement Securities | CVS PASS-THROUGH TRUST | 0.04704 | 01/10/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.704%
Face Amount	$ 223
TOTAL INVESTMENTS	$ 207
Investment, Identifier [Axis]: Private Placement Securities | CVS PASS-THROUGH TRUST | 0.05773 | 01/10/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.773%
Face Amount	$ 190
TOTAL INVESTMENTS	$ 193
Investment, Identifier [Axis]: Private Placement Securities | CVS PASS-THROUGH TRUST | 0.05926 | 01/10/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.926%
Face Amount	$ 313
TOTAL INVESTMENTS	$ 321
Investment, Identifier [Axis]: Private Placement Securities | DUQUESNE LIGHT HOLDINGS | 0.03616 | 08/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.616%
Face Amount	$ 230
TOTAL INVESTMENTS	$ 227
Investment, Identifier [Axis]: Private Placement Securities | FERGUSON FINANCE PLC | 0.0325 | 06/02/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.25%
Face Amount	$ 350
TOTAL INVESTMENTS	$ 334
Investment, Identifier [Axis]: Private Placement Securities | GALAXY PIPELINE ASSETS | 0.0294 | 09/30/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.94%
Face Amount	$ 260
TOTAL INVESTMENTS	$ 221
Investment, Identifier [Axis]: Private Placement Securities | GLOBAL ATLANTIC FIN CO | 0.044 | 10/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.40%
Face Amount	$ 158
TOTAL INVESTMENTS	$ 155
Investment, Identifier [Axis]: Private Placement Securities | GOODMAN US FIN THREE | 0.037 | 03/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.70%
Face Amount	$ 86
TOTAL INVESTMENTS	$ 85
Investment, Identifier [Axis]: Private Placement Securities | GRAY OAK PIPELINE LLC | 0.0345 | 10/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.45%
Face Amount	$ 415
TOTAL INVESTMENTS	$ 410
Investment, Identifier [Axis]: Private Placement Securities | GREAT-WEST LIFECO FIN 18 | 0.04581 | 05/17/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.581%
Face Amount	$ 130
TOTAL INVESTMENTS	$ 112
Investment, Identifier [Axis]: Private Placement Securities | KEYSPAN GAS EAST CORP | 0.02742 | 08/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.742%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 198
Investment, Identifier [Axis]: Private Placement Securities | KKR GROUP FINAN CO VIII | 0.035 | 08/25/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 141
Investment, Identifier [Axis]: Private Placement Securities | MACQUARIE BANK LTD | 0.03052 | 03/03/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.052%
Face Amount	$ 200
TOTAL INVESTMENTS	182
Investment, Identifier [Axis]: Private Placement Securities | MACQUARIE GROUP LTD | VR | 01/14/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	200
TOTAL INVESTMENTS	$ 181
Investment, Identifier [Axis]: Private Placement Securities | MASS MUTUAL LIFE INS CO | 0.03375 | 04/15/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.375%
Face Amount	$ 210
TOTAL INVESTMENTS	142
Investment, Identifier [Axis]: Private Placement Securities | NATIONWIDE BLDG SOCIETY | VR | 03/08/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	260
TOTAL INVESTMENTS	$ 260
Investment, Identifier [Axis]: Private Placement Securities | NBN CO LTD | 0.02625 | 05/05/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.625%
Face Amount	$ 400
TOTAL INVESTMENTS	$ 367
Investment, Identifier [Axis]: Private Placement Securities | NEW ENGLAND POWER CO | 0.038 | 12/05/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.80%
Face Amount	$ 50
TOTAL INVESTMENTS	$ 38
Investment, Identifier [Axis]: Private Placement Securities | NEW YORK LIFE INSURANCE | 0.0445 | 05/15/2069
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.45%
Face Amount	$ 90
TOTAL INVESTMENTS	$ 70
Investment, Identifier [Axis]: Private Placement Securities | NGPL PIPECO LLC | 0.0325 | 07/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.25%
Face Amount	$ 240
TOTAL INVESTMENTS	$ 221
Investment, Identifier [Axis]: Private Placement Securities | NRG ENERGY INC | 0.0245 | 12/02/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.45%
Face Amount	$ 225
TOTAL INVESTMENTS	$ 217
Investment, Identifier [Axis]: Private Placement Securities | NRG ENERGY INC | 0.0445 | 06/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.45%
Face Amount	$ 155
TOTAL INVESTMENTS	$ 154
Investment, Identifier [Axis]: Private Placement Securities | NUTRITION & BIOSCIENCES | 0.023 | 11/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.30%
Face Amount	$ 310
TOTAL INVESTMENTS	$ 280
Investment, Identifier [Axis]: Private Placement Securities | PENNSYLVANIA ELECTRIC CO | 0.0325 | 03/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.25%
Face Amount	$ 26
TOTAL INVESTMENTS	25
Investment, Identifier [Axis]: Private Placement Securities | SOCIETE GENERALE | VR | 06/09/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	440
TOTAL INVESTMENTS	$ 398
Investment, Identifier [Axis]: Private Placement Securities | STELLANTIS FIN US INC | 0.02691 | 09/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.691%
Face Amount	$ 209
TOTAL INVESTMENTS	183
Investment, Identifier [Axis]: Private Placement Securities | SWISS RE FINANCE LUX | VR | 04/02/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	200
TOTAL INVESTMENTS	$ 201
Investment, Identifier [Axis]: Private Placement Securities | TEACHERS INSUR & ANNUITY | 0.0427 | 05/15/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.27%
Face Amount	$ 70
TOTAL INVESTMENTS	$ 57
Investment, Identifier [Axis]: Private Placement Securities | TEACHERS INSUR & ANNUITY | 0.049 | 09/15/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.90%
Face Amount	$ 40
TOTAL INVESTMENTS	$ 36
Investment, Identifier [Axis]: Private Placement Securities | UBS GROUP AG | 0.03869 | 01/12/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.869%
Face Amount	$ 250
TOTAL INVESTMENTS	249
Investment, Identifier [Axis]: Self-Directed Brokerage Accounts | CASH EQUIVALENTS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	60,940
Investment, Identifier [Axis]: Self-Directed Brokerage Accounts | COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	6,862
Investment, Identifier [Axis]: Self-Directed Brokerage Accounts | MUTUAL FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	197,846
Investment, Identifier [Axis]: Self-Directed Brokerage Accounts | UNIT INVESTMENT TRUSTS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	$ 120
Investment, Identifier [Axis]: TREASURY NOTE 1.125% 8/31/2028, U.S. Government and Agency Obligations
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.125%
Investment, Identifier [Axis]: TREASURY NOTE 2.875% 4/30/2029, U.S. Government and Agency Obligations
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.875%
Investment, Identifier [Axis]: TREASURY NOTE 4.125% 8/31/2030, U.S. Government and Agency Obligations
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.125%
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | AMERICAN UNITED LIFE - S00016 | 0.0241 | 12/31/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.41%
TOTAL INVESTMENTS	$ 74,465
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | COLUMBIA TR GOVT MM FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	147,120
TOTAL INVESTMENTS	$ 147,120
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | JP MORGAN - #AISP01 | 0.0282 | 12/31/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.82%
TOTAL INVESTMENTS	$ 87,619
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | LINCOLN NATIONAL LIFE | 0.0233 | 12/31/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.33%
TOTAL INVESTMENTS	$ 76,697
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | MET TOWER LIFE - #38165 | 0.0312 | 12/31/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.12%
TOTAL INVESTMENTS	$ 79,188
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | PACIFIC LIFE - # 26755 | 0.0254 | 12/31/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.54%
TOTAL INVESTMENTS	$ 72,364
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | PRUDENTIAL GA-63690 | 0.0242 | 12/31/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.42%
TOTAL INVESTMENTS	$ 84,311
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | RBC - AMERIPRISE AMEX01 | 0.0275 | 12/31/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.75%
TOTAL INVESTMENTS	$ 62,298
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | TRANSAMERICA MDA00375TR | 0.0262 | 12/31/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.62%
TOTAL INVESTMENTS	$ 106,176
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #841090 | 0.06466 | 10/01/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.466%
Face Amount	$ 132
TOTAL INVESTMENTS	$ 137
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #G60722 | 0.03 | 10/01/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 249
TOTAL INVESTMENTS	$ 227
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #G61748 | 0.035 | 11/01/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 483
TOTAL INVESTMENTS	$ 456
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #J36413 | 0.03 | 02/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 450
TOTAL INVESTMENTS	$ 440
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #Q42018 | 0.035 | 07/01/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 150
TOTAL INVESTMENTS	$ 142
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #QD0878 | 0.025 | 11/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,066
TOTAL INVESTMENTS	$ 921
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #RA6808 | 0.03 | 02/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,760
TOTAL INVESTMENTS	$ 1,570
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #SB0378 | 0.035 | 04/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 275
TOTAL INVESTMENTS	$ 272
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #SD0397 | 0.025 | 07/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 996
TOTAL INVESTMENTS	$ 862
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #SD8037 | 0.025 | 01/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 928
TOTAL INVESTMENTS	$ 794
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #SD8182 | 0.02 | 12/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Face Amount	$ 602
TOTAL INVESTMENTS	$ 488
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #ZA5297 | 0.04 | 03/01/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 164
TOTAL INVESTMENTS	$ 158
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #ZM6956 | 0.045 | 06/01/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 534
TOTAL INVESTMENTS	$ 531
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #ZS4735 | 0.035 | 09/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 249
TOTAL INVESTMENTS	$ 233
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #QA7633 | 0.03 | 03/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 489
TOTAL INVESTMENTS	$ 438
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #QA9122 | 0.025 | 05/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 576
TOTAL INVESTMENTS	$ 496
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #QC3244 | 0.03 | 06/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 677
TOTAL INVESTMENTS	$ 604
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #QF5465 | 0.05 | 12/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 635
TOTAL INVESTMENTS	$ 635
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #QN1779 | 0.025 | 03/01/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 152
TOTAL INVESTMENTS	$ 146
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #RA5276 | 0.025 | 05/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 658
TOTAL INVESTMENTS	$ 564
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #RA7506 | 0.045 | 07/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 1,345
TOTAL INVESTMENTS	$ 1,318
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #RA7937 | 0.05 | 09/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 533
TOTAL INVESTMENTS	$ 535
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SB0307 | 0.025 | 02/01/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 201
TOTAL INVESTMENTS	$ 191
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD0291 | 0.05 | 03/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 307
TOTAL INVESTMENTS	$ 311
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD0728 | 0.025 | 10/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 942
TOTAL INVESTMENTS	$ 810
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD0780 | 0.025 | 12/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 716
TOTAL INVESTMENTS	$ 617
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD0809 | 0.03 | 01/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,437
TOTAL INVESTMENTS	$ 1,275
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD0907 | 0.03 | 02/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,404
TOTAL INVESTMENTS	$ 1,245
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD1100 | 0.025 | 05/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 215
TOTAL INVESTMENTS	$ 185
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD1217 | 0.02 | 03/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Face Amount	$ 335
TOTAL INVESTMENTS	$ 275
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD1658 | 0.025 | 04/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,574
TOTAL INVESTMENTS	$ 1,340
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD2000 | 0.045 | 11/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 472
TOTAL INVESTMENTS	$ 464
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD3567 | 0.045 | 05/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 1,535
TOTAL INVESTMENTS	$ 1,515
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD3952 | 0.025 | 03/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,734
TOTAL INVESTMENTS	$ 1,492
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD4432 | 0.025 | 02/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 867
TOTAL INVESTMENTS	$ 743
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD5779 | 0.035 | 02/01/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 330
TOTAL INVESTMENTS	$ 311
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD7552 | 0.025 | 01/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 507
TOTAL INVESTMENTS	$ 437
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD7565 | 0.055 | 09/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 637
TOTAL INVESTMENTS	$ 655
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD7568 | 0.055 | 02/01/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 321
TOTAL INVESTMENTS	$ 331
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD8184 | 0.03 | 12/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 472
TOTAL INVESTMENTS	$ 421
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD8194 | 0.025 | 02/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 4,193
TOTAL INVESTMENTS	$ 3,566
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD8205 | 0.025 | 04/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 2,827
TOTAL INVESTMENTS	$ 2,403
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD8219 | 0.025 | 06/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 3,672
TOTAL INVESTMENTS	$ 3,122
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD8235 | 0.03 | 08/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 2,751
TOTAL INVESTMENTS	$ 2,438
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD8255 | 0.035 | 10/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 4,305
TOTAL INVESTMENTS	$ 3,990
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD8265 | 0.04 | 11/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 1,735
TOTAL INVESTMENTS	$ 1,655
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SL1355 | 0.025 | 01/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 695
TOTAL INVESTMENTS	$ 596
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #WA1626 | 0.0345 | 08/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.45%
Face Amount	$ 967
TOTAL INVESTMENTS	$ 919
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #WN3233 | 0.0319 | 07/01/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.19%
Face Amount	$ 1,490
TOTAL INVESTMENTS	$ 1,386
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #ZA6116 | 0.045 | 01/01/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 424
TOTAL INVESTMENTS	$ 423
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #AM8856 | 0.0292 | 06/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.92%
Face Amount	$ 4,118
TOTAL INVESTMENTS	$ 3,942
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #AN5935 | 0.0313 | 07/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.13%
Face Amount	$ 849
TOTAL INVESTMENTS	$ 840
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #AN6850 | 0.0322 | 09/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.22%
Face Amount	$ 996
TOTAL INVESTMENTS	$ 925
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #AS5469 | 0.04 | 07/01/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 680
TOTAL INVESTMENTS	$ 658
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #AS8984 | 0.045 | 03/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 206
TOTAL INVESTMENTS	$ 204
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BF0219 | 0.035 | 09/01/2057
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 1,235
TOTAL INVESTMENTS	$ 1,133
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BK8753 | 0.045 | 06/01/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 190
TOTAL INVESTMENTS	$ 188
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BL0907 | 0.0388 | 12/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.88%
Face Amount	$ 1,350
TOTAL INVESTMENTS	$ 1,341
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BL3217 | 0.0333 | 07/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.33%
Face Amount	$ 1,446
TOTAL INVESTMENTS	$ 1,345
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BL4333 | 0.0252 | 11/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.52%
Face Amount	$ 1,358
TOTAL INVESTMENTS	$ 1,287
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BL4791 | 0.0271 | 11/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.71%
Face Amount	$ 950
TOTAL INVESTMENTS	$ 907
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BM3375 | 0.04 | 01/01/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 354
TOTAL INVESTMENTS	$ 343
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BM6347 | 0.06568 | 02/01/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.568%
Face Amount	$ 155
TOTAL INVESTMENTS	$ 163
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BR0999 | 0.025 | 05/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 2,321
TOTAL INVESTMENTS	$ 1,963
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BU0992 | 0.03 | 11/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 962
TOTAL INVESTMENTS	$ 860
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BU0993 | 0.03 | 11/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 910
TOTAL INVESTMENTS	$ 820
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #CB1878 | 0.03 | 10/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 595
TOTAL INVESTMENTS	$ 534
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #CB2094 | 0.03 | 11/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,398
TOTAL INVESTMENTS	$ 1,248
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #FM1000 | 0.03 | 04/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 70
TOTAL INVESTMENTS	$ 63
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #FM1218 | 0.035 | 07/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 69
TOTAL INVESTMENTS	$ 68
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #FM2096 | 0.035 | 11/01/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 1,323
TOTAL INVESTMENTS	$ 1,236
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #FM5819 | 0.04 | 02/01/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 291
TOTAL INVESTMENTS	$ 280
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #FM8599 | 0.035 | 01/01/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 217
TOTAL INVESTMENTS	$ 214
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #FM9427 | 0.04 | 07/01/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 456
TOTAL INVESTMENTS	$ 441
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #FM9461 | 0.035 | 11/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 327
TOTAL INVESTMENTS	$ 305
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #FM9728 | 0.025 | 11/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 314
TOTAL INVESTMENTS	$ 271
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #MA3305 | 0.035 | 03/01/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 400
TOTAL INVESTMENTS	$ 376
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #AL7395 | 0.05545 | 03/01/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.545%
Face Amount	$ 839
TOTAL INVESTMENTS	$ 872
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #AM6760 | 0.0357 | 10/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.57%
Face Amount	$ 585
TOTAL INVESTMENTS	$ 577
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BF0301 | 0.045 | 08/01/2058
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 784
TOTAL INVESTMENTS	$ 765
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BF0537 | 0.03 | 03/01/2061
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 870
TOTAL INVESTMENTS	$ 761
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BF0655 | 0.035 | 06/01/2062
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 1,006
TOTAL INVESTMENTS	$ 914
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BF0669 | 0.04 | 06/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 770
TOTAL INVESTMENTS	$ 742
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BF0695 | 0.035 | 12/01/2062
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 1,272
TOTAL INVESTMENTS	$ 1,166
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BK7697 | 0.045 | 10/01/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 233
TOTAL INVESTMENTS	$ 232
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BL2313 | 0.0336 | 05/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.36%
Face Amount	$ 442
TOTAL INVESTMENTS	$ 413
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BL9455 | 0.014 | 12/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.40%
Face Amount	$ 1,750
TOTAL INVESTMENTS	$ 1,538
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BM3499 | 0.04 | 12/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 1,128
TOTAL INVESTMENTS	$ 1,090
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BM5172 | 0.045 | 08/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 594
TOTAL INVESTMENTS	$ 594
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BM6492 | 0.01508 | 11/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.508%
Face Amount	$ 1,392
TOTAL INVESTMENTS	$ 1,171
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BM6531 | 0.04 | 06/01/2057
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 972
TOTAL INVESTMENTS	$ 924
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BM6734 | 0.04 | 08/01/2059
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 724
TOTAL INVESTMENTS	$ 687
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BM7037 | 0.01755 | 03/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.755%
Face Amount	$ 895
TOTAL INVESTMENTS	$ 780
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BM7075 | 0.03 | 03/01/2061
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 887
TOTAL INVESTMENTS	$ 776
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS2933 | 0.0182 | 09/01/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.82%
Face Amount	$ 1,130
TOTAL INVESTMENTS	$ 939
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS3634 | 0.0177 | 11/01/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.77%
Face Amount	$ 1,000
TOTAL INVESTMENTS	$ 871
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS4030 | 0.0196 | 01/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.96%
Face Amount	$ 1,179
TOTAL INVESTMENTS	$ 1,041
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS4375 | 0.0211 | 01/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.11%
Face Amount	$ 983
TOTAL INVESTMENTS	$ 877
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS4525 | 0.0194 | 01/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.94%
Face Amount	$ 1,000
TOTAL INVESTMENTS	$ 876
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS4563 | 0.0201 | 01/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.01%
Face Amount	$ 1,000
TOTAL INVESTMENTS	$ 883
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS4650 | 0.0202 | 01/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.02%
Face Amount	$ 1,500
TOTAL INVESTMENTS	$ 1,330
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS4654 | 0.0239 | 03/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.39%
Face Amount	$ 834
TOTAL INVESTMENTS	$ 750
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS4793 | 0.0244 | 02/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.44%
Face Amount	$ 1,100
TOTAL INVESTMENTS	$ 952
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS6258 | 0.037 | 08/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.70%
Face Amount	$ 365
TOTAL INVESTMENTS	$ 350
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS6339 | 0.038 | 09/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.80%
Face Amount	$ 673
TOTAL INVESTMENTS	$ 651
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS6518 | 0.0352 | 09/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.52%
Face Amount	$ 680
TOTAL INVESTMENTS	$ 648
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS6742 | 0.03585 | 11/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.585%
Face Amount	$ 1,292
TOTAL INVESTMENTS	$ 1,273
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS7415 | 0.0484 | 01/01/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.84%
Face Amount	$ 1,500
TOTAL INVESTMENTS	$ 1,533
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS7661 | 0.0502 | 12/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.02%
Face Amount	$ 1,279
TOTAL INVESTMENTS	$ 1,322
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS7966 | 0.0501 | 08/01/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.01%
Face Amount	$ 967
TOTAL INVESTMENTS	$ 996
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS8252 | 0.0436 | 04/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.36%
Face Amount	$ 874
TOTAL INVESTMENTS	$ 883
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BT2033 | 0.025 | 02/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 933
TOTAL INVESTMENTS	$ 791
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BU1436 | 0.025 | 01/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 159
TOTAL INVESTMENTS	$ 136
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BV5578 | 0.03 | 05/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 2,058
TOTAL INVESTMENTS	$ 1,825
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BW6309 | 0.05 | 08/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 242
TOTAL INVESTMENTS	$ 242
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BW9918 | 0.05 | 10/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 220
TOTAL INVESTMENTS	$ 222
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BX0426 | 0.055 | 11/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 449
TOTAL INVESTMENTS	$ 459
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BY4714 | 0.05 | 06/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 1,396
TOTAL INVESTMENTS	$ 1,396
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BZ0217 | 0.0522 | 08/01/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.22%
Face Amount	$ 1,475
TOTAL INVESTMENTS	$ 1,536
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BZ1818 | 0.0442 | 09/01/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.42%
Face Amount	$ 1,000
TOTAL INVESTMENTS	$ 1,008
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BZ2413 | 0.04575 | 06/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.575%
Face Amount	$ 500
TOTAL INVESTMENTS	$ 504
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CA5702 | 0.025 | 05/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 632
TOTAL INVESTMENTS	$ 545
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CA5969 | 0.025 | 06/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 217
TOTAL INVESTMENTS	$ 187
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CA6412 | 0.025 | 07/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 471
TOTAL INVESTMENTS	$ 403
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CA6635 | 0.025 | 08/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 289
TOTAL INVESTMENTS	$ 250
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CA6989 | 0.025 | 09/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,024
TOTAL INVESTMENTS	$ 884
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CA7028 | 0.025 | 09/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 541
TOTAL INVESTMENTS	$ 468
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CA7743 | 0.025 | 11/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,216
TOTAL INVESTMENTS	$ 1,030
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB1874 | 0.03 | 10/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,096
TOTAL INVESTMENTS	$ 974
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB1908 | 0.025 | 10/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 737
TOTAL INVESTMENTS	$ 632
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB2066 | 0.03 | 11/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 865
TOTAL INVESTMENTS	$ 768
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB2097 | 0.03 | 11/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 2,741
TOTAL INVESTMENTS	$ 2,432
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB2857 | 0.025 | 02/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 225
TOTAL INVESTMENTS	$ 194
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB3175 | 0.035 | 03/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 854
TOTAL INVESTMENTS	$ 796
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB3265 | 0.03 | 04/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,374
TOTAL INVESTMENTS	$ 1,217
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB3369 | 0.035 | 04/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 1,541
TOTAL INVESTMENTS	$ 1,429
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB3378 | 0.04 | 04/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 813
TOTAL INVESTMENTS	$ 776
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB3494 | 0.03 | 05/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,487
TOTAL INVESTMENTS	$ 1,327
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB3629 | 0.04 | 05/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 1,430
TOTAL INVESTMENTS	$ 1,365
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB4352 | 0.05 | 08/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 332
TOTAL INVESTMENTS	$ 336
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB4354 | 0.05 | 08/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 728
TOTAL INVESTMENTS	$ 736
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB4765 | 0.05 | 09/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 387
TOTAL INVESTMENTS	$ 389
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB5281 | 0.05 | 11/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 1,384
TOTAL INVESTMENTS	$ 1,388
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB5666 | 0.04 | 02/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 913
TOTAL INVESTMENTS	$ 871
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB6030 | 0.045 | 04/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 536
TOTAL INVESTMENTS	$ 525
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB6899 | 0.05 | 08/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 240
TOTAL INVESTMENTS	$ 244
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FA2603 | 0.025 | 03/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 589
TOTAL INVESTMENTS	$ 507
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FA3215 | 0.015 | 06/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.50%
Face Amount	$ 1,595
TOTAL INVESTMENTS	$ 1,231
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FM3041 | 0.055 | 08/01/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 121
TOTAL INVESTMENTS	$ 126
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FM7957 | 0.025 | 07/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 810
TOTAL INVESTMENTS	$ 697
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FM8216 | 0.04 | 11/01/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 223
TOTAL INVESTMENTS	$ 215
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FM8361 | 0.025 | 08/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,216
TOTAL INVESTMENTS	$ 1,036
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FM8603 | 0.04 | 09/01/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 137
TOTAL INVESTMENTS	$ 132
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS0795 | 0.03 | 01/01/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 717
TOTAL INVESTMENTS	$ 668
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS0882 | 0.025 | 03/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,101
TOTAL INVESTMENTS	$ 948
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS1507 | 0.03 | 02/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 3,673
TOTAL INVESTMENTS	$ 3,251
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS1590 | 0.025 | 04/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 274
TOTAL INVESTMENTS	$ 235
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS1938 | 0.025 | 02/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 313
TOTAL INVESTMENTS	$ 269
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS2707 | 0.035 | 04/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 1,198
TOTAL INVESTMENTS	$ 1,117
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS3907 | 0.045 | 01/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 307
TOTAL INVESTMENTS	$ 304
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS4050 | 0.04 | 03/01/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 218
TOTAL INVESTMENTS	$ 219
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS4069 | 0.04 | 05/01/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 221
TOTAL INVESTMENTS	$ 221
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS4223 | 0.045 | 05/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 222
TOTAL INVESTMENTS	$ 223
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS5155 | 0.05 | 07/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 498
TOTAL INVESTMENTS	$ 505
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS5384 | 0.025 | 06/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,255
TOTAL INVESTMENTS	$ 1,083
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS5625 | 0.05 | 08/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 321
TOTAL INVESTMENTS	$ 325
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS5986 | 0.025 | 02/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,159
TOTAL INVESTMENTS	$ 997
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS6323 | 0.035 | 05/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 1,205
TOTAL INVESTMENTS	$ 1,122
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS6514 | 0.025 | 09/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 834
TOTAL INVESTMENTS	$ 720
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS6854 | 0.015 | 04/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.50%
Face Amount	$ 2,233
TOTAL INVESTMENTS	$ 1,724
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS6890 | 0.015 | 04/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.50%
Face Amount	$ 5,858
TOTAL INVESTMENTS	$ 4,530
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS7594 | 0.025 | 09/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,487
TOTAL INVESTMENTS	$ 1,262
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS7749 | 0.03 | 02/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,128
TOTAL INVESTMENTS	$ 1,008
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS7980 | 0.045 | 12/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 378
TOTAL INVESTMENTS	$ 374
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #MA2868 | 0.025 | 01/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 137
TOTAL INVESTMENTS	$ 133
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #MA4306 | 0.025 | 04/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 641
TOTAL INVESTMENTS	$ 547
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #MA4468 | 0.035 | 11/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 379
TOTAL INVESTMENTS	$ 353
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #MA4623 | 0.025 | 06/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 2,684
TOTAL INVESTMENTS	$ 2,283
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #MA4782 | 0.035 | 10/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 5,276
TOTAL INVESTMENTS	$ 4,890
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #MA4783 | 0.04 | 10/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 1,655
TOTAL INVESTMENTS	$ 1,577
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #MA4807 | 0.055 | 11/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 343
TOTAL INVESTMENTS	$ 351
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #784044 | 0.0499 | 11/20/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.99%
Face Amount	$ 544
TOTAL INVESTMENTS	$ 549
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #784045 | 0.045 | 07/20/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 330
TOTAL INVESTMENTS	$ 326
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #784602 | 0.04 | 05/20/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 563
TOTAL INVESTMENTS	$ 554
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #BA7567 | 0.045 | 05/20/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 136
TOTAL INVESTMENTS	$ 132
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #BI0416 | 0.045 | 11/20/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 185
TOTAL INVESTMENTS	$ 182
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #BJ1318 | 0.05 | 05/20/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 412
TOTAL INVESTMENTS	$ 421
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #BK7169 | 0.05 | 12/20/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 136
TOTAL INVESTMENTS	$ 138
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #BL7729 | 0.05 | 05/20/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 357
TOTAL INVESTMENTS	$ 367
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #BM9692 | 0.045 | 07/20/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 305
TOTAL INVESTMENTS	$ 298
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #CA0265 | 0.02987 | 12/20/2070
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.987%
Face Amount	$ 1,194
TOTAL INVESTMENTS	$ 1,088
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #MA7534 | 0.025 | 08/20/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 2,894
TOTAL INVESTMENTS	$ 2,498
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #MA7589 | 0.025 | 09/20/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,163
TOTAL INVESTMENTS	$ 1,004
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #MA7649 | 0.025 | 10/20/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 744
TOTAL INVESTMENTS	$ 642
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA7257 | 0.035 | 03/20/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 845
TOTAL INVESTMENTS	$ 779
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA7880 | 0.02 | 02/20/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Face Amount	$ 587
TOTAL INVESTMENTS	$ 486
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA8044 | 0.035 | 05/20/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 456
TOTAL INVESTMENTS	$ 420
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA8147 | 0.025 | 07/20/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 557
TOTAL INVESTMENTS	$ 481
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA8200 | 0.04 | 08/20/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 444
TOTAL INVESTMENTS	$ 422
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA8486 | 0.03 | 12/20/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,157
TOTAL INVESTMENTS	$ 1,042
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA8801 | 0.055 | 04/20/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Face Amount	$ 427
TOTAL INVESTMENTS	$ 433
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA8943 | 0.03 | 06/20/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 741
TOTAL INVESTMENTS	$ 667
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA9011 | 0.025 | 07/20/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,501
TOTAL INVESTMENTS	$ 1,297
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA9240 | 0.05 | 10/20/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 495
TOTAL INVESTMENTS	$ 497
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA9301 | 0.035 | 11/20/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 630
TOTAL INVESTMENTS	$ 581
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA9663 | 0.03 | 04/20/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,264
TOTAL INVESTMENTS	$ 1,142
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MB0618 | 0.03 | 09/20/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,357
TOTAL INVESTMENTS	1,221
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | RFCSP STRIP PRINCIPAL ZERO CPN | 01/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	500
TOTAL INVESTMENTS	428
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | TENN VAL AUTH CPN STRIP ZERO CPN | 03/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	300
TOTAL INVESTMENTS	$ 233
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | TENN VALLEY AUTH | 0.0425 | 09/15/2065
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.25%
Face Amount	$ 124
TOTAL INVESTMENTS	$ 102
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | TENN VALLEY AUTH | 0.04625 | 09/15/2060
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.625%
Face Amount	$ 70
TOTAL INVESTMENTS	62
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | TVA PRIN STRIP ZERO CPN | 06/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	500
TOTAL INVESTMENTS	$ 325
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.0225 | 02/15/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.25%
Face Amount	$ 16,525
TOTAL INVESTMENTS	$ 10,026
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.03 | 08/15/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,240
TOTAL INVESTMENTS	$ 888
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.03375 | 08/15/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.375%
Face Amount	$ 1,701
TOTAL INVESTMENTS	$ 1,437
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.03625 | 05/15/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.625%
Face Amount	$ 571
TOTAL INVESTMENTS	$ 462
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.03875 | 05/15/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.875%
Face Amount	$ 1,363
TOTAL INVESTMENTS	$ 1,223
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.0425 | 02/15/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.25%
Face Amount	$ 970
TOTAL INVESTMENTS	$ 877
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.0425 | 08/15/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.25%
Face Amount	$ 1,339
TOTAL INVESTMENTS	$ 1,211
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.0425 | 11/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.25%
Face Amount	$ 21,270
TOTAL INVESTMENTS	$ 21,494
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.04375 | 08/15/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.375%
Face Amount	$ 2,849
TOTAL INVESTMENTS	$ 2,721
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.045 | 02/15/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 887
TOTAL INVESTMENTS	$ 858
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.04625 | 02/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.625%
Face Amount	$ 10,130
TOTAL INVESTMENTS	$ 10,515
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.04625 | 02/15/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.625%
Face Amount	$ 1,203
TOTAL INVESTMENTS	$ 1,159
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.04625 | 05/15/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.625%
Face Amount	$ 369
TOTAL INVESTMENTS	$ 362
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.04625 | 11/15/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.625%
Face Amount	$ 1,263
TOTAL INVESTMENTS	$ 1,238
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.0475 | 05/15/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.75%
Face Amount	$ 160
TOTAL INVESTMENTS	$ 157
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.0475 | 08/15/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.75%
Face Amount	$ 223
TOTAL INVESTMENTS	$ 219
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.04875 | 08/15/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.875%
Face Amount	$ 881
TOTAL INVESTMENTS	$ 890
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.05 | 05/15/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Face Amount	$ 2,000
TOTAL INVESTMENTS	$ 2,053
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.035 | 02/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 9,240
TOTAL INVESTMENTS	$ 8,980
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.035 | 10/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 3,965
TOTAL INVESTMENTS	$ 3,961
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.035 | 12/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 394
TOTAL INVESTMENTS	$ 394
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.03625 | 08/31/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.625%
Face Amount	$ 2,889
TOTAL INVESTMENTS	$ 2,879
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.03875 | 08/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.875%
Face Amount	$ 11,270
TOTAL INVESTMENTS	$ 11,097
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.04 | 02/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 11,040
TOTAL INVESTMENTS	$ 11,006
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.04 | 05/31/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 3,886
TOTAL INVESTMENTS	$ 3,935
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.04 | 06/30/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Face Amount	$ 5,060
TOTAL INVESTMENTS	$ 5,119
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.04125 | 11/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.125%
Face Amount	$ 15,685
TOTAL INVESTMENTS	$ 15,865
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.0425 | 05/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.25%
Face Amount	$ 1,262
TOTAL INVESTMENTS	$ 1,272
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.045 | 11/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 2,520
TOTAL INVESTMENTS	$ 2,602
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.045 | 12/31/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Face Amount	$ 330
TOTAL INVESTMENTS	341
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREAS SEC STRIPPED ZERO CPN | 11/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	900
TOTAL INVESTMENTS	649
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREAS SEC STRIPPED | 05/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	900
TOTAL INVESTMENTS	665
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREAS SEC STRIPPED | 11/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	1,000
TOTAL INVESTMENTS	757
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND ZERO CPN | 02/15/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	139
TOTAL INVESTMENTS	67
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND ZERO CPN | 11/15/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	220
TOTAL INVESTMENTS	$ 107
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.01125 | 05/15/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.125%
Face Amount	$ 200
TOTAL INVESTMENTS	$ 127
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.0125 | 05/15/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.25%
Face Amount	$ 1,962
TOTAL INVESTMENTS	$ 939
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.01625 | 11/15/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.625%
Face Amount	$ 390
TOTAL INVESTMENTS	$ 205
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.01875 | 02/15/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.875%
Face Amount	$ 1,839
TOTAL INVESTMENTS	$ 1,028
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.02 | 02/15/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Face Amount	$ 95
TOTAL INVESTMENTS	$ 56
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.02 | 08/15/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Face Amount	$ 513
TOTAL INVESTMENTS	$ 294
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.0225 | 08/15/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.25%
Face Amount	$ 3,854
TOTAL INVESTMENTS	$ 2,536
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.02375 | 11/15/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.375%
Face Amount	$ 185
TOTAL INVESTMENTS	$ 119
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.025 | 02/15/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 6,055
TOTAL INVESTMENTS	$ 4,288
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.025 | 05/15/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Face Amount	$ 6,655
TOTAL INVESTMENTS	$ 4,616
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.0275 | 08/15/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.75%
Face Amount	$ 910
TOTAL INVESTMENTS	$ 702
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.0275 | 11/15/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.75%
Face Amount	$ 2,022
TOTAL INVESTMENTS	$ 1,554
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03 | 02/15/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 74
TOTAL INVESTMENTS	$ 56
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03 | 02/15/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 80
TOTAL INVESTMENTS	$ 60
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03 | 05/15/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 470
TOTAL INVESTMENTS	$ 378
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03 | 08/15/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 4,770
TOTAL INVESTMENTS	$ 3,532
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03 | 11/15/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 119
TOTAL INVESTMENTS	$ 92
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03 | 11/15/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Face Amount	$ 240
TOTAL INVESTMENTS	$ 183
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03125 | 02/15/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.125%
Face Amount	$ 1,840
TOTAL INVESTMENTS	$ 1,488
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03125 | 11/15/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.125%
Face Amount	$ 1,500
TOTAL INVESTMENTS	$ 1,240
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03375 | 05/15/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.375%
Face Amount	$ 3,779
TOTAL INVESTMENTS	$ 3,119
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.035 | 02/15/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Face Amount	$ 8,520
TOTAL INVESTMENTS	$ 7,763
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03625 | 02/15/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.625%
Face Amount	$ 1,000
TOTAL INVESTMENTS	$ 858
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03625 | 08/15/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.625%
Face Amount	$ 5,167
TOTAL INVESTMENTS	$ 4,460
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.0375 | 08/15/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.75%
Face Amount	$ 10,360
TOTAL INVESTMENTS	$ 9,337
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.0375 | 11/15/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.75%
Face Amount	$ 470
TOTAL INVESTMENTS	$ 412
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.04375 | 02/15/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.375%
Face Amount	$ 445
TOTAL INVESTMENTS	$ 449
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.04375 | 05/15/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.375%
Face Amount	$ 3,160
TOTAL INVESTMENTS	3,079
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND/NOTE STRIPPED ZERO | 05/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	300
TOTAL INVESTMENTS	$ 232
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY INFLATION INDEX BOND | 0.00125 | 01/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.125%
Face Amount	$ 497
TOTAL INVESTMENTS	$ 472
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY NOTE | 0.00875 | 11/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.875%
Face Amount	$ 6,925
TOTAL INVESTMENTS	$ 6,054
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY NOTE | 0.01125 | 02/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.125%
Face Amount	$ 3,415
TOTAL INVESTMENTS	$ 3,007
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY NOTE | 0.0125 | 08/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.25%
Face Amount	$ 5,285
TOTAL INVESTMENTS	$ 4,604
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY NOTE | 0.01375 | 11/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.375%
Face Amount	$ 562
TOTAL INVESTMENTS	$ 489
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY NOTE | 0.015 | 02/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.50%
Face Amount	$ 16,185
TOTAL INVESTMENTS	$ 14,866
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY NOTE | 0.01625 | 05/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.625%
Face Amount	$ 2,400
TOTAL INVESTMENTS	$ 2,150
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY NOTE | 0.01875 | 02/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.875%
Face Amount	$ 35,040
TOTAL INVESTMENTS	31,250
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY SEC STRIPPED | 02/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Face Amount	475
TOTAL INVESTMENTS	$ 390